AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 89.3%
Affiliated Mutual Funds — 54.7%
AST AQR Emerging Markets Equity Portfolio*	9,541,742	$ 104,100,408
AST Blackrock Low Duration Bond Portfolio*	69,159	778,034
AST BlackRock/Loomis Sayles Bond Portfolio*	2,453,003	36,181,794
AST ClearBridge Dividend Growth Portfolio*	2,761,757	57,168,361
AST Cohen & Steers Global Realty Portfolio*	16,840,179	246,708,628
AST Cohen & Steers Realty Portfolio*	10,558,778	152,996,689
AST Goldman Sachs Small-Cap Value Portfolio*	2,761,625	64,566,792
AST Government Money Market Portfolio*	254,222	254,222
AST High Yield Portfolio*	15,521,740	172,136,097
AST Hotchkis & Wiley Large-Cap Value Portfolio*	870,578	26,474,278
AST International Growth Portfolio*	10,736,458	198,624,469
AST International Value Portfolio*	14,049,131	277,470,330
AST Jennison Large-Cap Growth Portfolio*	409,569	14,773,162
AST Loomis Sayles Large-Cap Growth Portfolio*	443,884	25,825,144
AST MFS Growth Portfolio*	481,747	14,813,718
AST MFS Large-Cap Value Portfolio*	2,798,659	61,122,716
AST Mid-Cap Growth Portfolio*	9,395,532	104,384,356
AST Neuberger Berman Long/Short Portfolio*	2,096,707	24,531,473
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	2,701,738	89,562,599
AST Parametric Emerging Markets Equity Portfolio*	6,088,817	55,408,238
AST PIMCO Dynamic Bond Portfolio*	1,126,379	11,184,947
AST Prudential Core Bond Portfolio*	7,473,682	99,773,661
AST QMA International Core Equity Portfolio*	17,168,586	201,215,828
AST QMA US Equity Alpha Portfolio*	3,501,286	112,846,463
AST Small-Cap Growth Opportunities Portfolio*	415,198	8,847,871
AST Small-Cap Growth Portfolio*	180,100	8,682,642
AST Small-Cap Value Portfolio*	2,417,659	64,599,852
AST T. Rowe Price Large-Cap Growth Portfolio*	439,870	18,443,764
AST T. Rowe Price Large-Cap Value Portfolio*	3,645,209	58,797,226
AST T. Rowe Price Natural Resources Portfolio*	703,907	14,627,194
AST WEDGE Capital Mid-Cap Value Portfolio*	3,716,009	92,119,875
AST Western Asset Core Plus Bond Portfolio*	5,761,973	79,860,946

Total Affiliated Mutual Funds (cost $1,885,068,337)		2,498,881,777
Common Stocks — 9.8%
Aerospace & Defense — 0.1%
AAR Corp.	500	20,605
	Shares	Value

Common Stocks (continued)
Aerospace & Defense (cont’d.)
Arconic, Inc.(u)	24,100	$ 626,600
CAE, Inc. (Canada)	775	19,690
Huntington Ingalls Industries, Inc.	100	21,179
Lockheed Martin Corp.(u)	1,400	546,084
Moog, Inc. (Class A Stock)	300	24,336
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	7,300	600,352
Textron, Inc.	500	24,480
United Technologies Corp.(u)	3,900	532,428
Vectrus, Inc.*(u)	8,700	353,655
		2,769,409
Air Freight & Logistics — 0.0%
Atlas Air Worldwide Holdings, Inc.*	800	20,184
bpost SA (Belgium)	21,112	221,331
Cia de Distribucion Integral Logista Holdings SA (Spain)	3,477	67,840
CTT-Correios de Portugal SA (Portugal)	8,790	20,349
Hub Group, Inc. (Class A Stock)*(u)	13,500	627,750
PostNL NV (Netherlands)	44,172	98,185
		1,055,639
Airlines — 0.0%
Air Canada (Canada)*	15,638	510,033
Deutsche Lufthansa AG (Germany)(u)	53,087	843,803
Hawaiian Holdings, Inc.	900	23,634
JetBlue Airways Corp.*	1,400	23,450
		1,400,920
Auto Components — 0.0%
CIR-Compagnie Industriali Riunite SpA (Italy)	11,179	11,336
Cooper-Standard Holdings, Inc.*	600	24,528
Dana, Inc.(u)	7,700	111,188
Delphi Technologies PLC(u)	7,900	105,860
Goodyear Tire & Rubber Co. (The)	1,800	25,929
Hella GmbH & Co. KGaA (Germany)	456	20,372
Linamar Corp. (Canada)	2,782	90,441
Magna International, Inc. (Canada)	3,758	200,317
		589,971
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany)(u)	3,784	266,283
Fiat Chrysler Automobiles NV (United Kingdom)(u)	72,698	941,803
Peugeot SA (France)	26,200	653,474
		1,861,560
Banks — 0.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	2,867	50,550
AIB Group PLC (Ireland)	5,799	17,251
Akbank T.A.S. (Turkey)*	138,868	200,163
Associated Banc-Corp.	1,200	24,300
A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain)	46,589	$ 242,807
Banco de Sabadell SA (Spain)	46,187	44,824
Banco Santander SA (Spain)	118,168	481,630
Bank Hapoalim BM (Israel)*	852	6,719
Bank Leumi Le-Israel BM (Israel)	1,219	8,674
Bank of America Corp.(u)	9,157	267,110
Bank of East Asia Ltd. (The) (Hong Kong)	1,832	4,514
Bank of Ireland Group PLC (Ireland)	6,724	26,683
Bank of Montreal (Canada)	3,502	257,935
Bank of Nova Scotia (The) (Canada)	5,104	289,902
Bank OZK	900	24,543
Bankia SA (Spain)	8,981	16,948
Bankinter SA (Spain)	4,686	29,605
BankUnited, Inc.(u)	1,200	40,344
Barclays PLC (United Kingdom)	23,003	42,449
BB&T Corp.	417	22,255
Bendigo & Adelaide Bank Ltd. (Australia)	5	39
BNP Paribas SA (France)	7,580	369,183
BOC Hong Kong Holdings Ltd. (China)	2,000	6,805
BPER Banca (Italy)	20,441	79,054
Cadence BanCorp(u)	8,600	150,844
CaixaBank SA (Spain)	25,807	67,774
Canadian Imperial Bank of Commerce (Canada)	4,653	383,907
CFE Capital S de RL de CV (Mexico)	1,168,746	1,394,156
Chiba Bank Ltd. (The) (Japan)	500	2,587
CIT Group, Inc.(u)	12,600	570,906
Citigroup, Inc.(u)	9,655	666,967
Citizens Financial Group, Inc.	800	28,296
Comerica, Inc.	400	26,396
Commerzbank AG (Germany)	6,896	40,022
Concordia Financial Group Ltd. (Japan)	1,100	4,246
Credit Agricole SA (France)	7,846	95,265
Customers Bancorp, Inc.*	1,200	24,888
Danske Bank A/S (Denmark)	445	6,200
DBS Group Holdings Ltd. (Singapore)	1,900	34,381
DNB ASA (Norway)	614	10,813
Erste Group Bank AG (Austria)*	2,031	67,159
Fifth Third Bancorp	417	11,417
Financial Institutions, Inc.(u)	6,300	190,134
FinecoBank Banca Fineco SpA (Italy)	3,750	39,749
First Horizon National Corp.	1,400	22,680
FNB Corp.	2,100	24,213
Hancock Whitney Corp.	700	26,807
Hang Seng Bank Ltd. (Hong Kong)	400	8,633
Hanmi Financial Corp.	1,300	24,414
Hope Bancorp, Inc.	1,700	24,378
HSBC Holdings PLC (United Kingdom)	15,114	115,977
Huntington Bancshares, Inc.	941	13,428
IBERIABANK Corp.(u)	700	52,878
ING Groep NV (Netherlands)	26,629	278,955
Intesa Sanpaolo SpA (Italy)	110,179	261,692
Japan Post Bank Co. Ltd. (Japan)	100	973
JPMorgan Chase & Co.	2,089	245,854
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Jyske Bank A/S (Denmark)*	1,505	$ 48,625
KBC Group NV (Belgium)	5,898	383,350
KeyCorp	941	16,787
Lloyds Banking Group PLC (United Kingdom)	185,371	123,301
Mebuki Financial Group, Inc. (Japan)	800	1,977
Mediobanca Banca di Credito Finanziario SpA (Italy)	8,665	94,719
MidWestOne Financial Group, Inc.(u)	2,200	67,144
Mizrahi Tefahot Bank Ltd. (Israel)	56	1,392
Mizuho Financial Group, Inc. (Japan)	39,400	60,550
National Bank of Canada (Canada)	4,490	223,407
Nordea Bank Abp (Finland), (OMXH)	223	1,582
Nordea Bank Abp (Finland), (XSTO)	10,881	77,226
OFG Bancorp (Puerto Rico)(u)	9,700	212,430
Oversea-Chinese Banking Corp. Ltd. (Singapore)	2,200	17,271
PacWest Bancorp	700	25,438
People’s United Financial, Inc.	100	1,564
PNC Financial Services Group, Inc. (The)	103	14,437
Popular, Inc. (Puerto Rico)(u)	10,100	546,208
QCR Holdings, Inc.(u)	2,300	87,354
Raiffeisen Bank International AG (Austria)	979	22,741
Regions Financial Corp.	2,541	40,199
Resona Holdings, Inc. (Japan)	2,100	9,049
Royal Bank of Canada (Canada)	5,583	452,885
Royal Bank of Scotland Group PLC (United Kingdom)	5,010	12,755
Seven Bank Ltd. (Japan)	900	2,473
Shizuoka Bank Ltd. (The) (Japan)	400	3,003
Simmons First National Corp. (Class A Stock)(u)	18,900	470,610
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	1,149	10,563
Societe Generale SA (France)	5,191	142,344
Standard Chartered PLC (United Kingdom)	2,134	17,924
Sumitomo Mitsui Financial Group, Inc. (Japan)	900	30,875
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	100	3,625
SunTrust Banks, Inc.	100	6,880
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,055	9,883
Swedbank AB (Sweden) (Class A Stock)	1,957	28,185
Texas Capital Bancshares, Inc.*(u)	8,800	480,920
Toronto-Dominion Bank (The) (Canada)	5,872	342,387
Turkiye Garanti Bankasi A/S (Turkey)*	112,533	203,926
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	66,580	74,046
U.S. Bancorp	941	52,075
UniCredit SpA (Italy)	23,338	275,271
United Overseas Bank Ltd. (Singapore)	900	16,711

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Wells Fargo & Co.	3,013	$ 151,976
Western Alliance Bancorp(u)	11,200	516,096
Wintrust Financial Corp.(u)	1,400	90,482
Yamaguchi Financial Group, Inc. (Japan)	100	691
Zions Bancorp NA	700	31,164
		12,975,777
Beverages — 0.0%
Anheuser-Busch InBev SA/NV (Belgium)	149	14,222
Carlsberg A/S (Denmark) (Class B Stock)	1,777	262,703
Coca-Cola Co. (The)	700	38,108
Diageo PLC (United Kingdom)	477	19,495
Heineken Holding NV (Netherlands)	20	1,991
Heineken NV (Netherlands)	217	23,449
Keurig Dr. Pepper, Inc.(u)	19,400	530,008
Kirin Holdings Co. Ltd. (Japan)	100	2,121
Molson Coors Brewing Co. (Class B Stock)	400	23,000
National Beverage Corp.	600	26,616
PepsiCo, Inc.	100	13,710
Pernod Ricard SA (France)	41	7,305
		962,728
Biotechnology — 0.1%
AbbVie, Inc.(u)	7,700	583,044
Alexion Pharmaceuticals, Inc.*(u)	4,900	479,906
Amgen, Inc.(u)	1,700	328,967
Biogen, Inc.*(u)	2,200	512,204
Celgene Corp.*	200	19,860
CSL Ltd. (Australia)	59	9,329
Exelixis, Inc.*(u)	20,100	355,468
Gilead Sciences, Inc.(u)	8,300	526,054
Idorsia Ltd. (Switzerland)*	676	16,644
Incyte Corp.*(u)	7,300	541,879
Jounce Therapeutics, Inc.*(u)	25,900	86,247
Ligand Pharmaceuticals, Inc.*	300	29,862
Neurocrine Biosciences, Inc.*(u)	5,700	513,627
Regeneron Pharmaceuticals, Inc.*(u)	900	249,660
Swedish Orphan Biovitrum AB (Sweden)*	5,344	81,863
United Therapeutics Corp.*	300	23,925
Veracyte, Inc.*(u)	18,200	436,800
Vertex Pharmaceuticals, Inc.*(u)	3,200	542,144
		5,337,483
Building Products — 0.1%
American Woodmark Corp.*(u)	6,500	577,915
Builders FirstSource, Inc.*(u)	3,300	67,897
Cornerstone Building Brands, Inc.*(u)	41,800	252,890
dormakaba Holding AG (Switzerland)*	35	22,557
Geberit AG (Switzerland)	159	75,887
Johnson Controls International PLC(u)	12,200	535,458
Masco Corp.	4,041	168,429
Owens Corning	957	60,482
	Shares	Value

Common Stocks (continued)
Building Products (cont’d.)
Patrick Industries, Inc.*	700	$ 30,016
Resideo Technologies, Inc.*(u)	21,600	309,960
Rockwool International A/S (Denmark) (Class B Stock)	479	95,803
Universal Forest Products, Inc.(u)	15,349	612,118
		2,809,412
Capital Markets — 0.1%
Affiliated Managers Group, Inc.(u)	5,800	483,430
Ameriprise Financial, Inc.(u)	3,900	573,690
BGC Partners, Inc. (Class A Stock)(u)	15,000	82,500
Brightsphere Investment Group, Inc.(u)	3,600	35,676
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	713	37,860
CI Financial Corp. (Canada)	7,387	107,779
Donnelley Financial Solutions, Inc.*	1,600	19,712
Goldman Sachs Group, Inc. (The)	100	20,723
IGM Financial, Inc. (Canada)	1,559	44,269
INTL. FCStone, Inc.*	600	24,636
Invesco Ltd.(u)	13,400	226,996
Janus Henderson Group PLC (United Kingdom)	1,100	24,706
LPL Financial Holdings, Inc.(u)	7,400	606,060
Morgan Stanley(u)	11,500	490,705
Penson Technologies LLC (Class B Stock), UTS (original cost $146,087; purchased 06/03/14)^(f)(u)	1,248,607	13,435
State Street Corp.	500	29,595
Stifel Financial Corp.(u)	2,600	149,188
Waddell & Reed Financial, Inc. (Class A Stock)	1,400	24,052
		2,995,012
Chemicals — 0.1%
AdvanSix, Inc.*	1,000	25,720
Cabot Corp.	500	22,660
CF Industries Holdings, Inc.(u)	10,800	531,360
Chemours Co. (The)	1,700	25,398
Covestro AG (Germany), 144A(u)	1,373	67,905
DuPont de Nemours, Inc.(u)	7,200	513,432
Eastman Chemical Co.	300	22,149
Element Solutions, Inc.*(u)	52,700	536,486
Evonik Industries AG (Germany)	3,610	89,330
Huntsman Corp.(u)	10,600	246,556
Koppers Holdings, Inc.*(u)	16,900	493,649
Kraton Corp.*	800	25,832
LyondellBasell Industries NV (Class A Stock)	300	26,841
Methanex Corp. (Canada)	374	13,271
Minerals Technologies, Inc.	500	26,545
Olin Corp.	1,300	24,336
PolyOne Corp.(u)	17,700	577,905
PQ Group Holdings, Inc.*(u)	9,100	145,054
Scotts Miracle-Gro Co. (The)	222	22,604
Solvay SA (Belgium)	1,752	181,909
Trinseo SA(u)	17,100	734,445
		4,353,387

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies — 0.4%
Befesa SA (Spain), 144A	886	$ 31,716
Bilfinger SE (Germany)	3,873	113,231
Cleanaway Waste Management Ltd. (Australia)	2,947,077	3,904,528
Deluxe Corp.(u)	5,100	250,716
Derichebourg SA (France)	13,412	46,894
Fiera Milano SpA (Italy)	4,534	20,729
Herman Miller, Inc.(u)	3,600	165,924
HNI Corp.	700	24,850
Interface, Inc.	1,900	27,436
ISS A/S (Denmark)	3,255	80,585
Knoll, Inc.(u)	23,900	605,865
LSC Communications, Inc.	6,300	8,694
Matthews International Corp. (Class A Stock)	700	24,773
Pitney Bowes, Inc.	5,400	24,678
Securitas AB (Sweden) (Class B Stock)(u)	10,004	153,366
SP Plus Corp.*(u)	1,200	44,400
Steelcase, Inc. (Class A Stock)(u)	7,700	141,680
UniFirst Corp.(u)	2,700	526,824
Waste Connections, Inc.	77,591	7,138,372
Waste Management, Inc.	44,027	5,063,105
		18,398,366
Communications Equipment — 0.0%
Acacia Communications, Inc.*(u)	9,900	647,460
CalAmp Corp.*	2,100	24,192
Comtech Telecommunications Corp.(u)	6,900	224,250
Extreme Networks, Inc.*(u)	71,100	517,252
Juniper Networks, Inc.	900	22,275
Plantronics, Inc.	700	26,124
		1,461,553
Construction & Engineering — 0.7%
AECOM*	600	22,536
Cie d’Entreprises CFE (Belgium)	205	18,919
Comfort Systems USA, Inc.(u)	7,000	309,610
Eiffage SA (France)	72,641	7,530,463
EMCOR Group, Inc.(u)	7,800	671,736
Ferrovial SA (Spain)	347,006	10,025,389
HOCHTIEF AG (Germany)	1,108	126,541
MYR Group, Inc.*	800	25,032
Quanta Services, Inc.	700	26,460
Skanska AB (Sweden) (Class B Stock)	3,469	70,218
Vinci SA (France)	99,041	10,663,326
		29,490,230
Construction Materials — 0.0%
Eagle Materials, Inc.	291	26,193
HeidelbergCement AG (Germany)	4,086	295,878
Martin Marietta Materials, Inc.(u)	2,322	636,460
Vulcan Materials Co.(u)	3,972	600,725
		1,559,256
Consumer Finance — 0.0%
Capital One Financial Corp.	300	27,294
	Shares	Value

Common Stocks (continued)
Consumer Finance (cont’d.)
Encore Capital Group, Inc.*	700	$ 23,328
Navient Corp.(u)	39,000	499,200
Nelnet, Inc. (Class A Stock)(u)	3,500	222,600
OneMain Holdings, Inc.(u)	13,300	487,844
		1,260,266
Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)(u)	10,400	394,056
Owens-Illinois, Inc.(u)	8,100	83,187
Westrock Co.	600	21,870
		499,113
Distributors — 0.0%
Core-Mark Holding Co., Inc.(u)	14,500	465,667
D’ieteren SA/NV (Belgium)	572	31,064
LKQ Corp.*(u)	19,700	619,565
		1,116,296
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.*	600	22,854
Carriage Services, Inc.(u)	4,900	100,156
frontdoor, Inc.*(u)	12,200	592,554
		715,564
Diversified Financial Services — 0.0%
FGL Holdings(u)	62,100	495,558
Jefferies Financial Group, Inc.(u)	28,000	515,200
		1,010,758
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	4,300	162,712
BCE, Inc. (Canada)	907	43,870
BT Group PLC (United Kingdom)	5,138	11,277
Cellnex Telecom SA (Spain), 144A*	184,212	7,615,675
CenturyLink, Inc.(u)	25,600	319,488
Deutsche Telekom AG (Germany)	44,108	740,208
Elisa OYJ (Finland)	84	4,326
HKT Trust & HKT Ltd. (Hong Kong)	1,000	1,587
Iliad SA (France)	16	1,503
Koninklijke KPN NV (Netherlands)	2,054	6,405
Nippon Telegraph & Telephone Corp. (Japan)	500	23,890
Orange SA (France)	1,214	19,043
Proximus SADP (Belgium)(u)	9,400	278,892
Singapore Telecommunications Ltd. (Singapore)	4,900	10,990
Spark New Zealand Ltd. (New Zealand)	1,054	2,916
Swisscom AG (Switzerland)	525	259,096
Telecom Italia SpA (Italy)*	6,954	3,975
Telecom Italia SpA (Italy), RSP	3,201	1,754
Telefonica SA (Spain)	2,851	21,774
Telenor ASA (Norway)	447	8,961
Telia Co. AB (Sweden)	30,137	134,911
Telstra Corp. Ltd. (Australia)	2,531	5,997
United Internet AG (Germany)	68	2,432

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.(u)	9,300	$ 561,348
		10,243,030
Electric Utilities — 1.9%
Alliant Energy Corp.	79,118	4,266,834
American Electric Power Co., Inc.	90,612	8,489,438
Chubu Electric Power Co., Inc. (Japan)	100	1,452
Chugoku Electric Power Co., Inc. (The) (Japan)	100	1,287
CLP Holdings Ltd. (Hong Kong)	1,000	10,500
Duke Energy Corp.	300	28,758
Edison International	114,023	8,599,615
EDP - Energias de Portugal SA (Portugal)	1,261	4,896
Electricite de France SA (France)	298	3,334
Emera, Inc. (Canada)	3,281	144,034
Endesa SA (Spain)	158	4,157
Enel SpA (Italy)(u)	1,232,980	9,216,049
Eversource Energy(a)	53,836	4,601,363
Exelon Corp.(u)	161,508	7,802,452
FirstEnergy Corp.	235,010	11,334,532
Fortis, Inc. (Canada)	2,140	90,472
Fortum OYJ (Finland)	9,208	217,727
Hydro One Ltd. (Canada), 144A	6,884	127,252
Iberdrola SA (Spain)	716,279	7,448,489
Kansai Electric Power Co., Inc. (The) (Japan)	100	1,120
Kyushu Electric Power Co., Inc. (Japan)	200	1,889
Light SA (Brazil)	552,295	2,545,506
Neoenergia SA (Brazil)	878,397	4,340,242
NextEra Energy, Inc.	62,914	14,658,333
Orsted A/S (Denmark), 144A	20,396	1,897,570
Power Assets Holdings Ltd. (Hong Kong)	500	3,359
PPL Corp.	900	28,341
Red Electrica Corp. SA (Spain)	213	4,327
Southern Co. (The)	500	30,885
SSE PLC (United Kingdom)	91,763	1,404,833
Terna Rete Elettrica Nazionale SpA (Italy)	47,831	307,373
Tohoku Electric Power Co., Inc. (Japan)	100	976
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	700	3,433
Xcel Energy, Inc.	100	6,489
		87,627,317
Electrical Equipment — 0.0%
Atkore International Group, Inc.*(u)	5,000	151,750
EnerSys	400	26,376
Hubbell, Inc.(u)	3,600	473,040
nVent Electric PLC	1,100	24,244
Regal Beloit Corp.	300	21,855
Signify NV (Netherlands), 144A	8,256	227,088
Vestas Wind Systems A/S (Denmark)	1,639	126,953
		1,051,306
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.1%
Anixter International, Inc.*(u)	8,300	$ 573,696
Avnet, Inc.(u)	7,000	311,395
Bel Fuse, Inc. (Class B Stock)	500	7,515
Belden, Inc.	500	26,670
CDW Corp.(u)	6,200	764,088
Insight Enterprises, Inc.*(u)	2,500	139,225
Itron, Inc.*(u)	8,600	636,056
KEMET Corp.	1,300	23,634
Keysight Technologies, Inc.*(u)	5,600	544,600
ScanSource, Inc.*	800	24,440
SYNNEX Corp.(u)	5,300	598,370
Tech Data Corp.*(u)	1,700	177,208
TTM Technologies, Inc.*	2,000	24,390
Venture Corp. Ltd. (Singapore)	5,700	63,276
		3,914,563
Energy Equipment & Services — 0.0%
Archrock, Inc.(u)	3,800	37,886
Baker Hughes a GE Co.	900	20,880
Era Group, Inc.*	1,200	12,672
Halliburton Co.	1,300	24,505
Matrix Service Co.*(u)	23,800	407,932
Newpark Resources, Inc.*	3,300	25,146
ProPetro Holding Corp.*	2,400	21,816
RPC, Inc.	4,700	26,367
		577,204
Entertainment — 0.0%
Marcus Corp. (The)(u)	1,700	62,917
Viacom, Inc. (Class B Stock)(u)	12,300	295,569
		358,486
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Assets Trust, Inc.(u)	4,400	205,656
American Tower Corp.(u)	26,381	5,833,630
Apple Hospitality REIT, Inc.(u)	32,900	545,482
Brixmor Property Group, Inc.(u)	16,500	334,785
CBL & Associates Properties, Inc.	18,200	23,478
Cedar Realty Trust, Inc.	4,500	13,500
Chatham Lodging Trust	1,300	23,595
City Office REIT, Inc.(u)	14,600	210,094
CoreCivic, Inc.(u)	27,100	468,288
Crown Castle International Corp.(u)	20,930	2,909,479
DiamondRock Hospitality Co.	2,300	23,575
Equinix, Inc.	11,977	6,908,334
Franklin Street Properties Corp.(u)	16,800	142,128
GEO Group, Inc. (The)(u)	26,550	460,377
Hersha Hospitality Trust	1,600	23,808
Host Hotels & Resorts, Inc.(u)	29,300	506,597
iStar, Inc.	1,800	23,490
Kite Realty Group Trust(u)	30,400	490,960
Lexington Realty Trust(u)	19,800	202,950
Mack-Cali Realty Corp.	1,100	23,826
Outfront Media, Inc.(u)	8,100	225,018
Paramount Group, Inc.(u)	2,200	29,370
Park Hotels & Resorts, Inc.(u)	21,229	530,088

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Pennsylvania Real Estate Investment Trust	4,500	$ 25,740
Retail Properties of America, Inc. (Class A Stock)(u)	12,800	157,696
Ryman Hospitality Properties, Inc.(u)	5,600	458,136
Spirit MTA REIT(u)	7,220	60,937
Summit Hotel Properties, Inc.	2,000	23,200
Sunstone Hotel Investors, Inc.(u)	5,900	81,066
Tanger Factory Outlet Centers, Inc.	1,600	24,768
Vornado Realty Trust	400	25,468
Washington Prime Group, Inc.	6,600	27,324
Xenia Hotels & Resorts, Inc.(u)	24,300	513,216
		21,556,059
Food & Staples Retailing — 0.0%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	9,756	298,973
Andersons, Inc. (The)	1,200	26,916
Axfood AB (Sweden)	1,909	40,562
Carrefour SA (France)	100	1,749
Coles Group Ltd. (Australia)	192	1,995
Colruyt SA (Belgium)	2,602	142,571
ICA Gruppen AB (Sweden)	2,071	95,593
Kesko OYJ (Finland) (Class B Stock)	1,876	118,421
Koninklijke Ahold Delhaize NV (Netherlands)	32,568	814,173
Kroger Co. (The)	100	2,578
METRO AG (Germany)	3,717	58,641
Seven & i Holdings Co. Ltd. (Japan)	100	3,843
Tesco PLC (United Kingdom)	1,900	5,622
Walgreens Boots Alliance, Inc.	500	27,655
Walmart, Inc.	300	35,604
Woolworths Group Ltd. (Australia)	257	6,470
		1,681,366
Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	10,700	439,449
Associated British Foods PLC (United Kingdom)	59	1,670
B&G Foods, Inc.	1,200	22,692
Bunge Ltd.(u)	9,700	549,214
Campbell Soup Co.(u)	4,200	197,064
Danone SA (France)	120	10,570
Ingredion, Inc.	300	24,522
J.M. Smucker Co. (The)	200	22,004
Kerry Group PLC (Ireland) (Class A Stock)	28	3,276
Kraft Heinz Co. (The)	800	22,348
Leroy Seafood Group ASA (Norway)	17,929	108,923
Mondelez International, Inc. (Class A Stock)	200	11,064
Mowi ASA (Norway)(u)	21,158	489,226
Nestle SA (Switzerland)	792	85,895
Pilgrim’s Pride Corp.*(u)	19,300	618,468
Salmar ASA (Norway)	3,328	146,067
Tyson Foods, Inc. (Class A Stock)(u)	6,500	559,910
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Wilmar International Ltd. (Singapore)	26,600	$ 71,716
		3,384,078
Gas Utilities — 0.1%
APA Group (Australia)	560,316	4,338,640
Hong Kong & China Gas Co. Ltd. (Hong Kong)	5,700	11,126
Italgas SpA (Italy)	25,591	165,247
National Fuel Gas Co.	500	23,460
Naturgy Energy Group SA (Spain)	172	4,559
Osaka Gas Co. Ltd. (Japan)	300	5,757
Snam SpA (Italy)	35,087	177,198
Tokyo Gas Co. Ltd. (Japan)	100	2,524
UGI Corp.(u)	11,300	568,051
		5,296,562
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories	100	8,367
Alcon, Inc. (Switzerland)*	51	2,974
Boston Scientific Corp.*	300	12,207
Cooper Cos., Inc. (The)(u)	1,000	297,000
DENTSPLY SIRONA, Inc.(u)	6,800	362,508
Getinge AB (Sweden) (Class B Stock)	5,389	75,381
GN Store Nord A/S (Denmark)	4,871	197,717
Hill-Rom Holdings, Inc.(u)	3,800	399,874
Hologic, Inc.*(u)	9,300	469,557
ICU Medical, Inc.*	100	15,960
IDEXX Laboratories, Inc.*(u)	300	81,579
Inogen, Inc.*	500	23,955
Integer Holdings Corp.*(u)	1,900	143,564
Integra LifeSciences Holdings Corp.*(u)	5,500	330,385
Invacare Corp.	4,100	30,750
Koninklijke Philips NV (Netherlands)	120	5,566
Masimo Corp.*(u)	4,700	699,313
Medtronic PLC	300	32,586
Meridian Bioscience, Inc.	2,500	23,725
Merit Medical Systems, Inc.*	700	21,322
Natus Medical, Inc.*	800	25,472
OraSure Technologies, Inc.*	3,400	25,398
Siemens Healthineers AG (Germany), 144A	487	19,149
Smith & Nephew PLC (United Kingdom)	98	2,362
Sonova Holding AG (Switzerland)	407	94,553
STERIS PLC(u)	2,400	346,776
Stryker Corp.(u)	2,000	432,600
Varex Imaging Corp.*	800	22,832
West Pharmaceutical Services, Inc.(u)	4,100	581,462
Zimmer Biomet Holdings, Inc.(u)	4,200	576,534
		5,361,428
Health Care Providers & Services — 0.1%
AmerisourceBergen Corp.(u)	5,900	485,747
Anthem, Inc.(u)	1,800	432,180
Cardinal Health, Inc.	500	23,595
Centene Corp.*(u)	12,100	523,446

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Cigna Corp.	200	$ 30,358
CVS Health Corp.(u)	9,000	567,630
Fresenius Medical Care AG & Co. KGaA (Germany)	25	1,682
Fresenius SE & Co. KGaA (Germany)	50	2,340
MEDNAX, Inc.*	1,100	24,882
Molina Healthcare, Inc.*(u)	2,300	252,356
Patterson Cos., Inc.	1,400	24,948
Select Medical Holdings Corp.*	1,400	23,198
Tivity Health, Inc.*	1,400	23,282
UnitedHealth Group, Inc.(u)	1,800	391,176
		2,806,820
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(u)	15,300	167,994
Cerner Corp.(u)	7,000	477,190
Computer Programs & Systems, Inc.(u)	5,900	133,399
Omnicell, Inc.*(u)	4,200	303,534
Simulations Plus, Inc.(u)	15,000	520,500
Veeva Systems, Inc. (Class A Stock)*(u)	3,100	473,339
		2,075,956
Hotels, Restaurants & Leisure — 0.1%
Autogrill SpA (Italy)	4,912	47,611
Basic-Fit NV (Netherlands), 144A*	1,499	47,066
Biglari Holdings, Inc. (Class B Stock)*(u)	500	54,500
BJ’s Restaurants, Inc.	600	23,304
Bloomin’ Brands, Inc.	1,300	24,609
Brinker International, Inc.(u)	6,500	277,355
Carnival Corp.	500	21,855
Century Casinos, Inc.*(u)	9,200	71,116
Chipotle Mexican Grill, Inc.*(u)	100	84,047
Elior Group SA (France), 144A	9,771	129,805
Extended Stay America, Inc., UTS(u)	23,200	339,648
Fiesta Restaurant Group, Inc.*	2,600	27,092
Genting Singapore Ltd. (Singapore)	93,900	59,804
Kindred Group PLC (Malta), SDR	9,861	57,732
NH Hotel Group SA (Spain)	2,628	12,548
Norwegian Cruise Line Holdings Ltd.*	400	20,708
OPAP SA (Greece)	9,145	94,040
Penn National Gaming, Inc.*(u)	31,200	581,100
RCI Hospitality Holdings, Inc.(u)	11,900	246,092
Royal Caribbean Cruises Ltd.(u)	1,600	173,328
Starbucks Corp.(u)	5,800	512,836
Wyndham Destinations, Inc.	500	23,010
		2,929,206
Household Durables — 0.1%
Century Communities, Inc.*	800	24,504
D.R. Horton, Inc.	3,661	192,971
Hooker Furniture Corp.(u)	9,200	197,248
Kaufman & Broad SA (France)	918	36,609
KB Home	2,162	73,508
Lennar Corp. (Class A Stock)	3,206	179,055
M/I Homes, Inc.*(u)	16,082	605,487
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
MDC Holdings, Inc.	80	$ 3,448
Meritage Homes Corp.*(u)	5,188	364,976
Mohawk Industries, Inc.*	281	34,864
NVR, Inc.*	1	3,717
PulteGroup, Inc.	3,917	143,166
Skyline Champion Corp.*	389	11,705
Tempur Sealy International, Inc.*(u)	6,900	532,680
Toll Brothers, Inc.(u)	17,633	723,835
TomTom NV (Netherlands)*	7,374	82,791
Whirlpool Corp.(u)	3,600	570,096
William Lyon Homes (Class A Stock)*	1,300	26,468
		3,807,128
Household Products — 0.0%
Central Garden & Pet Co.*	800	23,384
Central Garden & Pet Co. (Class A Stock)*	900	24,953
Colgate-Palmolive Co.	100	7,351
Essity AB (Sweden) (Class B Stock)	7,253	211,435
Henkel AG & Co. KGaA (Germany)	16	1,465
Procter & Gamble Co. (The)	500	62,190
Reckitt Benckiser Group PLC (United Kingdom)	131	10,211
Spectrum Brands Holdings, Inc.(u)	700	36,904
		377,893
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.(u)	21,000	343,140
Atlantic Power Corp.*(u)	25,500	59,670
NRG Energy, Inc.(u)	14,900	590,040
NTPC Ltd. (India)	804,925	1,336,486
Uniper SE (Germany)	1,632	53,465
Vistra Energy Corp.(u)	24,100	644,193
		3,026,994
Industrial Conglomerates — 0.0%
General Electric Co.(u)	60,600	541,764
Indus Holding AG (Germany)	613	25,067
Mytilineos SA (Greece)	4,180	43,681
Rheinmetall AG (Germany)	1,962	248,001
Siemens AG (Germany)	175	18,748
		877,261
Insurance — 0.2%
Aegon NV (Netherlands)	63,500	264,062
Ageas (Belgium)	7,947	440,602
Allianz SE (Germany)(u)	4,491	1,046,772
American Equity Investment Life Holding Co.(u)	23,300	563,860
American Financial Group, Inc.(u)	1,800	194,130
American International Group, Inc.(u)	10,100	562,570
ASR Nederland NV (Netherlands)	4,456	164,710
Assicurazioni Generali SpA (Italy)(u)	50,865	986,645
Brighthouse Financial, Inc.*	600	24,282
CNA Financial Corp.(u)	800	39,400
Fairfax Financial Holdings Ltd. (Canada)	33	14,547

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Fidelity National Financial, Inc.	3,342	$ 148,418
First American Financial Corp.	1,011	59,659
Genworth Financial, Inc. (Class A Stock)*(u)	15,100	66,440
Gjensidige Forsikring ASA (Norway)	1,009	19,986
Hannover Rueck SE (Germany)	1,779	300,932
Helvetia Holding AG (Switzerland)	501	69,217
iA Financial Corp., Inc. (Canada)	1,553	70,672
Intact Financial Corp. (Canada)	759	76,390
Lincoln National Corp.	400	24,128
Manulife Financial Corp. (Canada)	23,562	432,167
MetLife, Inc.(u)	10,900	514,044
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,298	594,508
NN Group NV (Netherlands)	19,438	689,782
Old Republic International Corp.	1,000	23,570
Poste Italiane SpA (Italy), 144A(u)	45,209	514,406
Power Financial Corp. (Canada)	3,104	71,974
Principal Financial Group, Inc.	400	22,856
Reinsurance Group of America, Inc.	100	15,988
Sampo OYJ (Finland) (Class A Stock)	2,231	88,753
Stewart Information Services Corp.	298	11,559
Sun Life Financial, Inc. (Canada)	2,344	104,811
Swiss Life Holding AG (Switzerland)(u)	1,129	539,967
Talanx AG (Germany)	1,347	58,240
UnipolSai Assicurazioni SpA (Italy)	57,166	151,982
Universal Insurance Holdings, Inc.	800	23,992
Unum Group	900	26,748
Zurich Insurance Group AG (Switzerland)(u)	912	348,930
		9,371,699
Interactive Media & Services — 0.0%
Cars.com, Inc.*	2,600	23,348
Facebook, Inc. (Class A Stock)*(u)	300	53,424
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	43,400	408,394
QuinStreet, Inc.*	2,000	25,180
TripAdvisor, Inc.*(u)	4,200	162,456
		672,802
Internet & Direct Marketing Retail — 0.0%
1-800-Flowers.com, Inc. (Class A Stock)*(u)	37,900	560,731
PetMed Express, Inc.	1,400	25,228
Qurate Retail, Inc. (Class A Stock)*(u)	20,600	212,489
Stamps.com, Inc.*	300	22,335
Takeaway.com NV (Netherlands), 144A*	2,147	171,369
Zalando SE (Germany), 144A*	9,087	417,187
		1,409,339
IT Services — 0.1%
Alliance Data Systems Corp.	200	25,626
Alten SA (France)	1,511	172,623
Altran Technologies SA (France)	11,624	182,466
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Bechtle AG (Germany)	1,973	$ 200,892
Booz Allen Hamilton Holding Corp.(u)	7,700	546,854
CACI International, Inc. (Class A Stock)*(u)	2,500	578,150
CANCOM SE (Germany)	2,723	147,546
CGI, Inc. (Canada)*	4,790	378,760
DXC Technology Co.(u)	9,800	289,100
Econocom Group SA/NV (Belgium)	9,266	23,224
FleetCor Technologies, Inc.*(u)	1,500	430,170
International Business Machines Corp.	200	29,084
InterXion Holding NV (Netherlands)*	3,100	252,526
KBR, Inc.	900	22,086
Leidos Holdings, Inc.(u)	7,200	618,336
Perspecta, Inc.(u)	23,300	608,596
Sykes Enterprises, Inc.*	800	24,512
Unisys Corp.*	3,400	25,262
Virtusa Corp.*(u)	5,100	183,702
Visa, Inc. (Class A Stock)(u)	3,100	533,231
Western Union Co. (The)	1,000	23,170
Worldline SA (France), 144A*	4,319	272,527
		5,568,443
Leisure Products — 0.0%
Accell Group NV (Netherlands)	635	15,355
BRP, Inc.	5,046	196,340
Brunswick Corp.	500	26,060
Polaris, Inc.	300	26,403
		264,158
Life Sciences Tools & Services — 0.0%
Bio-Rad Laboratories, Inc. (Class A Stock)*	100	33,274
Charles River Laboratories International, Inc.*(u)	4,700	622,139
IQVIA Holdings, Inc.*(u)	3,600	537,768
Lonza Group AG (Switzerland)*	7	2,366
PRA Health Sciences, Inc.*(u)	4,700	466,381
Syneos Health, Inc.*	400	21,284
		1,683,212
Machinery — 0.1%
Allison Transmission Holdings, Inc.(u)	12,400	583,420
Aumann AG (Germany), 144A	1,488	21,343
Commercial Vehicle Group, Inc.*(u)	5,400	38,934
Cummins, Inc.	200	32,534
Gates Industrial Corp. PLC*(u)	61,700	621,319
Georg Fischer AG (Switzerland)(u)	76	65,948
Greenbrier Cos., Inc. (The)	900	27,108
Hillenbrand, Inc.	800	24,704
Kennametal, Inc.	700	21,518
Kone OYJ (Finland) (Class B Stock)	1,282	72,976
Lydall, Inc.*	800	19,928
Meritor, Inc.*(u)	20,600	381,100
Navistar International Corp.*(u)	3,900	109,629
Oshkosh Corp.(u)	7,400	560,920
PACCAR, Inc.	300	21,003
Park-Ohio Holdings Corp.(u)	3,700	110,482

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
SKF AB (Sweden) (Class B Stock)	4,812	$ 79,431
Terex Corp.	1,000	25,970
Timken Co. (The)(u)	11,200	487,312
Trinity Industries, Inc.	1,300	25,584
Volvo AB (Sweden) (Class B Stock)	12,930	181,641
Wabash National Corp.(u)	40,600	589,106
Wacker Neuson SE (Germany)	2,054	35,873
Washtec AG (Germany)	192	9,883
Yangzijiang Shipbuilding Holdings Ltd. (China)	130,100	90,531
		4,238,197
Media — 0.0%
AMC Networks, Inc. (Class A Stock)*	500	24,580
Discovery, Inc. (Class A Stock)*	800	21,304
Discovery, Inc. (Class C Stock)*(u)	18,900	465,318
Entercom Communications Corp. (Class A Stock)(u)	12,600	42,084
EW Scripps Co. (The) (Class A Stock)	1,800	23,904
Mediaset SpA (Italy)*	9,399	27,730
ProSiebenSat.1 Media SE (Germany)	10,077	139,001
Quebecor, Inc. (Canada) (Class B Stock)	8,699	197,506
Shaw Communications, Inc. (Canada) (Class B Stock)	992	19,490
WideOpenWest, Inc.*(u)	37,300	229,768
		1,190,685
Metals & Mining — 0.0%
ArcelorMittal (Luxembourg)	1,625	23,087
Aurubis AG (Germany)	2,377	106,015
Boliden AB (Sweden)(u)	15,194	349,832
Commercial Metals Co.	1,500	26,070
Kinross Gold Corp. (Canada)*	10,189	46,913
Olympic Steel, Inc.	700	10,080
Ryerson Holding Corp.*(u)	28,000	238,840
Salzgitter AG (Germany)	7,816	131,428
SSAB AB (Sweden) (Class A Stock)	29,886	83,243
Steel Dynamics, Inc.(u)	16,300	485,740
SunCoke Energy, Inc.*	3,700	20,868
Teck Resources Ltd. (Canada) (Class B Stock)	5,539	89,805
United States Steel Corp.	2,000	23,100
		1,635,021
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Colony Credit Real Estate, Inc.(u)	9,600	138,816
Invesco Mortgage Capital, Inc.(u)	16,000	244,960
Ladder Capital Corp.(u)	5,475	94,553
Western Asset Mortgage Capital Corp.(u)	14,100	136,065
		614,394
Multiline Retail — 0.0%
Big Lots, Inc.(u)	7,900	193,550
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	737	82,704
	Shares	Value

Common Stocks (continued)
Multiline Retail (cont’d.)
Macy’s, Inc.(u)	16,800	$ 261,072
		537,326
Multi-Utilities — 0.7%
A2A SpA (Italy)(u)	169,537	311,162
AGL Energy Ltd. (Australia)	324	4,194
Atco Ltd. (Canada) (Class I Stock)	1,695	62,025
Avista Corp.	500	24,220
CenterPoint Energy, Inc.	900	27,162
Centrica PLC (United Kingdom)	2,622	2,372
CMS Energy Corp.	200	12,790
Consolidated Edison, Inc.	300	28,341
Dominion Energy, Inc.	54,019	4,377,700
E.ON SE (Germany)(u)	120,053	1,166,930
Engie SA (France)	901	14,701
Hera SpA (Italy)	50,101	205,827
Innogy SE (Germany), 144A	63	3,065
MDU Resources Group, Inc.(u)	20,500	577,895
National Grid PLC (United Kingdom)	296,266	3,214,116
NiSource, Inc.	100	2,992
Public Service Enterprise Group, Inc.	200	12,416
RWE AG (Germany)	377,387	11,807,467
Sempra Energy	54,549	8,051,978
Suez (France)	161	2,531
Veolia Environnement SA (France)	264	6,692
WEC Energy Group, Inc.	100	9,510
		29,926,086
Oil, Gas & Consumable Fuels — 1.0%
Ardmore Shipping Corp. (Ireland)*(u)	44,400	297,036
Bonanza Creek Energy, Inc.*	1,000	22,390
Callon Petroleum Co.*	5,700	24,738
Carrizo Oil & Gas, Inc.*	2,900	24,896
Cheniere Energy, Inc.*	95,287	6,008,798
CONSOL Energy, Inc.*	1,400	21,882
Denbury Resources, Inc.*	22,900	27,251
Dorian LPG Ltd.*(u)	47,200	488,992
Enbridge, Inc. (Canada)	127,092	4,460,715
Encana Corp. (Canada)	16,422	75,240
Eni SpA (Italy)(u)	41,202	630,167
Equinor ASA (Norway)	8,720	165,422
Gibson Energy, Inc. (Canada)	1,000	17,172
Gulfport Energy Corp.*	9,200	24,932
HollyFrontier Corp.(u)	5,300	284,292
Inter Pipeline Ltd. (Canada)	2,700	47,383
Keyera Corp. (Canada)	1,500	36,423
Kinder Morgan Canada Ltd. (Canada), 144A	300	3,376
Kinder Morgan, Inc.(u)	262,099	5,401,860
Laredo Petroleum, Inc.*	9,500	22,895
Montage Resources Corp.*	5,652	21,363
Neste OYJ (Finland)(u)	16,850	558,108
Nordic American Tankers Ltd.(u)	36,600	79,056
ONEOK, Inc.	86,846	6,399,682
PBF Energy, Inc. (Class A Stock)(u)	1,800	48,942
Pembina Pipeline Corp. (Canada), (TSX)	3,500	129,739

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pembina Pipeline Corp. (Canada), (XLON)(a)	139,708	$ 5,178,976
Penn Virginia Corp.*	900	26,163
Peyto Exploration & Development Corp. (Canada)	7,915	19,954
Quicksilver Resources, Inc., Physical Shares, (original cost $0; purchased 10/28/16)^(f)	1,572	18,402
Ring Energy, Inc.*	16,100	26,404
Scorpio Tankers, Inc. (Monaco)(u)	17,200	511,872
SemGroup Corp. (Class A Stock)	500	8,170
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	19,104	121,414
Southwestern Energy Co.*	12,000	23,160
Targa Resources Corp.	67,891	2,727,181
TC Energy Corp. (Canada)	62,885	3,256,150
Tellurian, Inc.*	300	2,495
Tidewater Midstream and Infrastructure Ltd. (Canada)	900	768
Tourmaline Oil Corp. (Canada)	9,017	89,227
Whitecap Resources, Inc. (Canada)	4,565	15,850
Whiting Petroleum Corp.*	3,400	27,302
Williams Cos., Inc. (The)(a)	312,492	7,518,558
World Fuel Services Corp.(u)	16,500	659,010
		45,553,806
Paper & Forest Products — 0.0%
Domtar Corp.	700	25,067
Ence Energia y Celulosa SA (Spain)	17,223	65,602
Holmen AB (Sweden) (Class B Stock)	702	16,634
Louisiana-Pacific Corp.	3,008	73,937
Navigator Co. SA (The) (Portugal)	18,496	66,283
Semapa-Sociedade de Investimento e Gestao (Portugal)	945	12,075
		259,598
Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*(u)	98,600	433,840
Beiersdorf AG (Germany)	16	1,887
Edgewell Personal Care Co.*	700	22,743
L’Oreal SA (France)	49	13,713
Nu Skin Enterprises, Inc. (Class A Stock)(u)	1,600	68,048
Unilever NV (United Kingdom)	299	17,984
Unilever PLC (United Kingdom)	220	13,215
		571,430
Pharmaceuticals — 0.1%
Assertio Therapeutics, Inc.*	12,300	15,744
Astellas Pharma, Inc. (Japan)	100	1,431
AstraZeneca PLC (United Kingdom)	160	14,273
Bausch Health Cos., Inc.*	3,835	83,656
Bayer AG (Germany)	925	65,183
Bristol-Myers Squibb Co.	100	5,071
Cronos Group, Inc. (Canada)*	2,134	19,281
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline PLC (United Kingdom)	627	$ 13,414
H. Lundbeck A/S (Denmark)	3,515	116,571
Horizon Therapeutics PLC*(u)	17,900	487,417
Innoviva, Inc.*	2,100	22,134
Jazz Pharmaceuticals PLC*(u)	2,700	345,978
Johnson & Johnson	300	38,814
Mallinckrodt PLC*	12,100	29,161
Merck & Co., Inc.	100	8,418
Merck KGaA (Germany)	16	1,801
Mylan NV*	1,200	23,736
Novartis AG (Switzerland)	3,832	331,916
Novo Nordisk A/S (Denmark) (Class B Stock)	3,756	193,298
Pfizer, Inc.	700	25,151
Roche Holding AG (Switzerland)(u)	3,023	880,404
Sanofi (France)	142	13,179
Takeda Pharmaceutical Co. Ltd. (Japan)	100	3,427
UCB SA (Belgium)	2,131	154,663
		2,894,121
Professional Services — 0.1%
Adecco Group AG (Switzerland)	5,755	318,420
Akka Technologies (France)	584	40,257
Amadeus Fire AG (Germany)	160	17,725
Barrett Business Services, Inc.(u)	6,500	577,330
CoStar Group, Inc.*(u)	800	474,560
DKSH Holding AG (Switzerland)	363	18,121
InnerWorkings, Inc.*(u)	16,100	71,323
Insperity, Inc.(u)	3,300	325,446
Kelly Services, Inc. (Class A Stock)	1,000	24,220
Kforce, Inc.(u)	1,500	56,753
Korn Ferry(u)	9,800	378,672
ManpowerGroup, Inc.	300	25,272
Randstad NV (Netherlands)	5,272	259,163
SGS SA (Switzerland)	13	32,261
Thomson Reuters Corp. (Canada)	949	63,429
TriNet Group, Inc.*(u)	7,100	441,549
TrueBlue, Inc.*	1,200	25,320
Wolters Kluwer NV (Netherlands)	5,092	372,094
		3,521,915
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.(u)	1,200	166,872
Mitsubishi Estate Co. Ltd. (Japan)	32,100	621,869
Mitsui Fudosan Co. Ltd. (Japan)	28,500	709,917
Newmark Group, Inc. (Class A Stock)(u)	61,663	558,667
Nomura Real Estate Holdings, Inc. (Japan)	5,300	114,943
Realogy Holdings Corp.	4,700	31,396
RMR Group, Inc. (The) (Class A Stock)(u)	7,100	322,908
Sumitomo Realty & Development Co. Ltd. (Japan)	15,500	591,814
Tokyo Tatemono Co. Ltd. (Japan)	13,300	187,737

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Tokyu Fudosan Holdings Corp. (Japan)	28,400	$ 182,032
		3,488,155
Road & Rail — 0.4%
ALD SA (France), 144A	2,789	39,879
ArcBest Corp.	700	21,315
Avis Budget Group, Inc.*	1,000	28,260
Canadian Pacific Railway Ltd. (Canada)	293	65,113
ComfortDelGro Corp. Ltd. (Singapore)	55,800	96,954
Norfolk Southern Corp.	32,412	5,823,140
Rumo SA (Brazil)*	754,139	4,457,732
Ryder System, Inc.	500	25,885
Sixt SE (Germany)	1,220	117,330
Union Pacific Corp.	42,871	6,944,245
		17,619,853
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc.*(u)	6,900	62,790
ASM International NV (Netherlands)	3,328	306,333
Dialog Semiconductor PLC (United Kingdom)*	5,772	273,150
Diodes, Inc.*(u)	14,800	594,220
FormFactor, Inc.*	1,300	24,238
Ichor Holdings Ltd.*	1,000	24,180
Intel Corp.	500	25,765
Lattice Semiconductor Corp.*(u)	23,400	427,869
Micron Technology, Inc.*	500	21,425
NeoPhotonics Corp.*(u)	11,500	70,035
Photronics, Inc.*	2,100	22,848
Skyworks Solutions, Inc.	300	23,775
SMART Global Holdings, Inc.*(u)	6,100	155,428
Ultra Clean Holdings, Inc.*	1,800	26,343
Universal Display Corp.(u)	2,800	470,120
Xperi Corp.	1,200	24,816
		2,553,335
Software — 0.3%
ANSYS, Inc.*(u)	2,500	553,400
Cadence Design Systems, Inc.*(u)	5,900	389,872
CDK Global, Inc.(u)	9,600	461,664
Cision Ltd.*(u)	48,300	371,427
Constellation Software, Inc. (Canada)	51	50,935
Ebix, Inc.	600	25,260
Fortinet, Inc.*(u)	7,200	552,672
Intuit, Inc.(u)	1,900	505,286
j2 Global, Inc.(u)	6,800	617,576
LogMeIn, Inc.(u)	8,100	574,776
Manhattan Associates, Inc.*(u)	8,900	717,963
Microsoft Corp.(u)	3,800	528,314
Monotype Imaging Holdings, Inc.	1,200	23,772
Nuance Communications, Inc.*(u)	35,400	577,374
Open Text Corp. (Canada)	2,099	85,617
Oracle Corp.(u)	10,200	561,306
Paycom Software, Inc.*(u)	2,200	460,878
Progress Software Corp.(u)	11,600	441,496
Proofpoint, Inc.*(u)	4,600	593,630
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Software AG (Germany)	3,266	$ 89,795
SolarWinds Corp.*(u)	7,900	145,755
SPS Commerce, Inc.*(u)	10,000	470,700
SS&C Technologies Holdings, Inc.(u)	11,000	567,270
Symantec Corp.(u)	22,800	538,764
Synopsys, Inc.*(u)	5,400	741,150
Temenos AG (Switzerland)*	618	103,474
TiVo Corp.(u)	78,200	595,493
		11,345,619
Specialty Retail — 0.1%
Abercrombie & Fitch Co. (Class A Stock)	1,600	24,960
Asbury Automotive Group, Inc.*(u)	6,200	634,446
AutoNation, Inc.*(u)	3,400	172,380
Conn’s, Inc.*	900	22,374
Dick’s Sporting Goods, Inc.	600	24,486
Fnac Darty SA (France)*	1,602	101,381
Foot Locker, Inc.	600	25,896
Gap, Inc. (The)	1,400	24,304
Genesco, Inc.*	600	24,012
Group 1 Automotive, Inc.	300	27,693
Hennes & Mauritz AB (Sweden) (Class B Stock)	857	16,611
Hibbett Sports, Inc.*	1,400	32,060
Hornbach Holding AG & Co. KGaA (Germany)	351	19,911
MarineMax, Inc.*	1,500	23,220
Michaels Cos., Inc. (The)*(u)	32,100	314,259
Office Depot, Inc.	14,300	25,096
Sally Beauty Holdings, Inc.*(u)	33,200	494,348
Sonic Automotive, Inc. (Class A Stock)(u)	15,200	477,432
Urban Outfitters, Inc.*	1,000	28,090
		2,512,959
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc.(u)	2,800	627,116
Dell Technologies, Inc. (Class C Stock)*(u)	6,116	317,176
Diebold Nixdorf, Inc.*(u)	43,600	488,320
Hewlett Packard Enterprise Co.	1,600	24,272
HP, Inc.(u)	2,000	37,840
Xerox Holdings Corp.(u)	15,500	463,605
		1,958,329
Textiles, Apparel & Luxury Goods — 0.0%
adidas AG (Germany)	397	123,573
Capri Holdings Ltd.*(u)	15,900	527,244
Geox SpA (Italy)	16,733	23,443
G-III Apparel Group Ltd.*	1,000	25,770
Gildan Activewear, Inc. (Canada)	1,793	63,635
Hugo Boss AG (Germany)	326	17,508
Movado Group, Inc.	1,000	24,860
Pandora A/S (Denmark)	3,268	131,374
PVH Corp.(u)	3,100	273,513

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Skechers U.S.A., Inc. (Class A Stock)*(u)	3,700	$ 138,195
Tapestry, Inc.(u)	5,600	145,880
		1,494,995
Thrifts & Mortgage Finance — 0.0%
Axos Financial, Inc.*	900	24,885
Federal Agricultural Mortgage Corp. (Class C Stock)(u)	3,400	277,644
Merchants Bancorp(u)	3,600	59,544
MGIC Investment Corp.	15,224	191,518
Walker & Dunlop, Inc.	400	22,372
		575,963
Tobacco — 0.0%
Altria Group, Inc.(u)	2,200	89,980
British American Tobacco PLC (United Kingdom)	443	16,344
Imperial Brands PLC (United Kingdom)	185	4,150
Japan Tobacco, Inc. (Japan)	200	4,382
Philip Morris International, Inc.	100	7,593
		122,449
Trading Companies & Distributors — 0.1%
BMC Stock Holdings, Inc.*(u)	25,500	667,590
Brenntag AG (Germany)	871	42,158
GMS, Inc.*(u)	19,700	565,784
Herc Holdings, Inc.*(u)	12,500	581,375
Jacquet Metal Service SA (France)	910	15,385
United Rentals, Inc.*	200	24,928
Watsco, Inc.	100	16,918
WESCO International, Inc.*(u)	8,500	406,045
		2,320,183
Transportation Infrastructure — 0.7%
Aena SME SA (Spain), 144A	3,810	697,928
Aeroports de Paris (France)	1,741	309,716
Atlantia SpA (Italy)	315,391	7,631,832
Atlas Arteria Ltd. (Australia)	855,519	4,517,635
Auckland International Airport Ltd. (New Zealand)	273,864	1,566,972
Enav SpA (Italy), 144A	921,879	5,207,926
Flughafen Zurich AG (Switzerland)	264	48,908
Fraport AG Frankfurt Airport Services Worldwide (Germany)	3,242	275,216
Getlink SE (France)	199,074	2,986,993
Hamburger Hafen und Logistik AG (Germany)	1,573	39,275
Macquarie Infrastructure Corp.	400	15,788
Societa Iniziative Autostradali e Servizi SpA (Italy)	3,022	52,767
Transurban Group (Australia)	611,380	6,060,470
		29,411,426
Water Utilities — 0.3%
Aqua America, Inc.	201,919	9,052,029
Guangdong Investment Ltd. (China)	1,250,375	2,450,679
	Shares	Value

Common Stocks (continued)
Water Utilities (cont’d.)
Severn Trent PLC (United Kingdom)	111	$ 2,954
United Utilities Group PLC (United Kingdom)	316	3,206
		11,508,868
Wireless Telecommunication Services — 0.0%
Freenet AG (Germany)	1,810	37,337
KDDI Corp. (Japan)	1,000	26,105
Millicom International Cellular SA (Colombia), SDR	36	1,746
NTT DOCOMO, Inc. (Japan)	700	17,906
Rogers Communications, Inc. (Canada) (Class B Stock)	3,070	149,532
Shenandoah Telecommunications Co.(u)	2,900	92,133
Softbank Corp. (Japan)	1,000	13,565
SoftBank Group Corp. (Japan)	1,100	43,486
Sprint Corp.*	600	3,702
Tele2 AB (Sweden) (Class B Stock)	302	4,495
T-Mobile US, Inc.*	100	7,877
Vodafone Group PLC (United Kingdom)	16,275	32,426
		430,310

Total Common Stocks (cost $397,149,518)		444,830,033
Exchange-Traded Funds — 2.4%
iShares iBoxx High Yield Corporate Bond ETF(a)	117,800	10,268,626
iShares JPMorgan USD Emerging Markets Bond ETF	35,400	4,012,590
iShares MSCI Brazil ETF(a)	250,000	10,532,500
iShares MSCI Emerging Markets ETF(a)	72,900	2,979,423
iShares MSCI India ETF(a)	215,000	7,217,550
iShares MSCI Sweden ETF	80,000	2,356,000
iShares TIPS Bond ETF	314,600	36,584,834
iShares U.S. Real Estate ETF(a)	111,000	10,382,940
SPDR Dow Jones REIT ETF(a)	61,000	6,378,770
SPDR Portfolio Short Term Corporate Bond ETF(a)	300,000	9,255,000
Vanguard Global ex-U.S. Real Estate ETF	127,700	7,481,943
Vanguard Total International Bond ETF	13,200	776,556

Total Exchange-Traded Funds (cost $102,896,110)		108,226,732
Preferred Stocks — 0.0%
Auto Components — 0.0%
Schaeffler AG (Germany) (PRFC)	6,239	47,899
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)(u)	4,501	765,359
Banks — 0.0%
First Banks, Inc., Series C (original cost $73,850; purchased 08/09/13)^(f)	67	51,570

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,846	$ 182,535
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	2,185	47,193

Total Preferred Stocks (cost $1,096,021)		1,094,556

Units
Rights* — 0.0%
Biotechnology
Ambit Biosciences Corp. CVR, expiring 11/10/24(original cost $0; purchased 11/12/14)^(f)(u)	11,080	5,885
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.6%
Automobiles — 0.1%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	280	309,753
Hertz Vehicle Financing II LP,
Series 2015-01A, Class B, 144A
3.520%	03/25/21	400	401,493
Oscar US Funding LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	1,600	1,603,204
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	500	511,060
			2,825,510
Collateralized Loan Obligation — 0.0%
Community Funding CLO (Cayman Islands),
Series 2015-01A, Class A, 144A
5.750%	11/01/27	325	325,613
Consumer Loans — 0.0%
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	89	89,108
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA, Class A, 144A
3.200%	05/27/36	815	823,840
			912,948
Home Equity Loans — 0.3%
ABFC Trust,
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
2.618%(c)	10/25/34	65	65,631
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Argent Securities Trust,
Series 2006-W01, Class A2D, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
2.318%(c)	03/25/36	409	$ 383,856
Bear Stearns Asset-Backed Securities Trust,
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.218%(c)	04/25/37	88	139,735
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145% (Cap N/A, Floor 0.145%)
2.163%(c)	09/25/36	314	304,356
Series 2007-AMC02, Class A3A, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.080%)
2.098%(c)	01/25/37	692	516,031
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
2.478%(c)	10/25/35	500	473,842
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	1,447	929,679
Series 2006-07, Class AF4A
6.220%	03/25/46	68	54,139
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
2.813%(c)	07/25/34	57	57,146
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
2.873%(c)	08/25/34	79	78,718
Series 2005-08, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
2.468%(c)	02/25/36	300	293,867
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-A, Class M7, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.300%)
3.968%(c)	03/25/35	1,000	982,963
Mastr Asset Backed Securities Trust,
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
2.128%(c)	08/25/36	1,344	690,921
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE05, Class A2B, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
2.128%(c)	08/25/37	1,552	987,794
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)
2.678%(c)	01/25/35	268	261,827
New Century Home Equity Loan Trust,
Series 2001-NC01, Class M3
3.653%(cc)	06/20/31	597	588,395
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
2.783%(c)	02/25/35	168	166,323

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM01, Class M3, 1 Month LIBOR + 0.510% (Cap N/A, Floor 0.510%)
2.528%(c)	05/25/35	1,800	$ 1,747,760
Option One Mortgage Loan Trust,
Series 2007-CP01, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	03/25/37	191	173,263
Soundview Home Loan Trust,
Series 2006-03, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
2.268%(c)	11/25/36	1,500	1,402,341
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.218%(c)	06/25/37	447	352,864
Structured Asset Securities Corp. Trust,
Series 2005-SC01, Class 1A2, 144A
7.049%(cc)	05/25/31	677	609,977
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
2.958%(c)	11/25/33	15	14,068
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
2.268%(c)	04/25/37	1,520	799,582
			12,075,078
Other — 0.0%
Dividend Solar Loans LLC,
Series 2019-01, Class A, 144A
3.670%	08/22/39	273	275,248
Mill City Solar Loan Ltd.,
Series 2019-01A, Class A, 144A
4.340%	03/20/43	227	233,334
			508,582
Residential Mortgage-Backed Securities — 0.2%
Ameriquest Mortgage Securities Pass-Through Certificates,
Series 2005-R04, Class M5, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
2.993%(c)	07/25/35	800	767,416
Argent Securities Trust,
Series 2006-M01, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	07/25/36	1,406	1,218,409
Bayview Opportunity Master Fund IVb Trust,
Series 2018-RN09, Class A1, 144A
4.213%	10/29/33	276	277,111
CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.368%(c)	10/25/37	899	908,755
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH02, Class A3, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
2.238%(c)	08/25/36	561	559,689
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
4.629%(cc)	10/25/46	91	$ 88,382
Series 2007-08, Class 1A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.208%(c)	11/25/37	862	826,880
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A3, 144A, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
2.238%(c)	07/25/37	1,674	1,122,652
CWABS Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
2.548%(c)	02/25/36	400	399,642
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
2.478%(c)	05/25/36	1,000	987,449
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
2.758%(c)	08/25/47	91	89,722
FFMLT Trust,
Series 2005-FF08, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
2.798%(c)	09/25/35	600	600,699
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
2.328%(c)	07/25/36	500	479,396
GSAMP Trust,
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	12/25/46	808	503,092
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A2, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
2.138%(c)	08/25/36	172	94,282
PFCA Home Equity Investment Trust,
Series 2003-IFC06, Class A, 144A
4.316%(cc)	04/22/35	290	292,118
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
2.348%(c)	04/25/36	100	99,697
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
2.328%(c)	09/25/47	170	164,844
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE01, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	07/25/36	603	316,448
Series 2006-HE02, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	07/25/36	118	64,494
Soundview Home Loan Trust,
Series 2007-WMC01, Class 3A3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
2.278%(c)	02/25/37	1,495	572,729

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		240	$ 239,976
VOLT LXII LLC,
Series 2017-NPL09, Class A1, 144A
3.125%	09/25/47		258	258,370
				10,932,252
Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.400%(c)	12/27/38		356	342,753
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
4.278%(c)	06/16/42		155	156,655
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		7	7,344
SLM Student Loan Trust,
Series 2003-05, Class A5
0.000%	06/17/24	EUR	38	41,439
Series 2004-02, Class A5
0.000%	01/25/24	EUR	139	151,215
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.826%(c)	10/25/64		500	493,309
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		201	201,036
				1,393,751

Total Asset-Backed Securities (cost $28,346,645)				28,973,734
Bank Loans — 0.1%
Commercial Services — 0.0%
Prime Security Services Borrower LLC,
2019 Refinancing Term B-1 Loan, 3 Month LIBOR + 3.250%
5.210%(c)	09/23/26		165	162,647
TransUnion LLC,
2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%
4.044%(c)	04/10/23		62	62,210
				224,857
Computers — 0.0%
Dell International LLC,
Refinancing Term B-1 Loan, 1 Month LIBOR + 2.000%
4.050%(c)	09/19/25		95	95,415
Diversified Financial Services — 0.0%
Edelman Financial Center LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.307%(c)	07/21/25		40	39,835
Jane Street Group LLC,
New Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	08/25/22^		30	29,775
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Diversified Financial Services (cont’d.)
VFH Parent LLC,
Term Loan,
—%(p)	03/01/26	10	$ 10,014
			79,624
Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.862%(c)	08/14/24	183	181,602
Food Service — 0.0%
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.800%(c)	02/01/23	109	107,335
Foods — 0.0%
Albertson’s LLC,
2019 Term B-8 Loan, 1 Month LIBOR + 2.750%
4.794%(c)	08/17/26	52	52,411
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.040%(c)	05/24/24	83	82,883
			135,294
Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
6.681%(c)	02/11/26	30	29,651
Healthcare-Services — 0.0%
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	08/18/22	196	196,105
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 4.500%
6.554%(c)	11/16/25	109	109,483
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.854%(c)	06/07/23	93	88,421
Phoenix Guarantor, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
6.567%(c)	03/05/26	30	29,956
			423,965
Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	11/03/24	70	69,894
Investment Companies — 0.0%
RPI Finance Trust,
Initial Term Loan B-6, 1 Month LIBOR + 2.000%
4.044%(c)	03/27/23	30	29,623
Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	07/31/24	30	29,811

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.794%(c)	12/23/24	135	$ 134,424
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	04/18/24	100	99,651
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
3.787%(c)	06/22/26	77	77,929
			312,004
Media — 0.0%
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.050%(c)	04/30/25	155	156,370
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	03/15/24	192	186,295
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.528%(c)	01/15/26	50	49,976
			392,641
Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.250%
4.299%(c)	10/03/22	148	148,479
Term R Loan, 1 Month LIBOR + 2.250%
4.299%(c)	01/19/24	52	51,612
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	02/06/23	133	133,194
			333,285
Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.039%(c)	06/02/25	37	37,379
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	03/01/24	97	96,541
			133,920
Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/16/24	135	135,368
Telecommunications — 0.1%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.794%(c)	01/31/25	295	292,478
4.794%(c)	01/31/25	33	32,416
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
5.804%(c)	11/27/23	30	30,030
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/22/24		100	$ 100,125
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
5.715%(c)	01/31/26		147	146,086
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.544%(c)	11/01/24		99	88,114
				689,249

Total Bank Loans (cost $3,433,903)				3,403,538
Commercial Mortgage-Backed Securities — 0.2%
Bancorp Commercial Mortgage Trust,
Series 2019-CRE06, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.316%(c)	09/15/36		1,600	1,600,387
Business Mortgage Finance 7 PLC (United Kingdom),
Series 07X, Class A1, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.768%(c)	02/15/41	GBP	269	327,028
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
6.378%(c)	07/15/32		460	463,448
GS Mortgage Securities Corp. II,
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
5.778%(c)	09/15/31		900	900,143
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA
2.109%(cc)	11/10/45		994	49,828
IMT Trust,
Series 2017-APTS, Class FFL, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.878%(c)	06/15/34		800	800,499
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43		956	963,861
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.208% (Cap N/A, Floor 8.208%)
10.235%(c)	06/15/35		1,000	1,000,460
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.600%(c)	12/15/31		1,600	1,599,991
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39		101	59,216
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	265	202,982
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600	605,187

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AJ
5.844%(cc)	02/15/51	68	$ 58,639

Total Commercial Mortgage-Backed Securities (cost $8,760,231)			8,631,669
Convertible Bond — 0.0%
Healthcare-Products
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A (original cost $456,753; purchased 12/06/10)(f)
6.250%	12/15/16(d)	450	9
(cost $456,752)
Corporate Bonds — 5.8%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	70	71,183
3.250%	02/01/35	170	176,157
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%
2.746%(c)	04/30/20	400	399,998
Spirit AeroSystems, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.800%
2.919%(c)	06/15/21	100	99,916
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23	380	402,128
			1,149,382
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.400%	02/14/26	40	42,774
4.800%	02/14/29	150	164,314
5.800%	02/14/39	100	115,815
6.200%	02/14/59	380	445,557
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.590% (Cap N/A, Floor 0.000%)
2.765%(c)	08/14/20	1,200	1,202,300
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	2,700	2,709,813
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	30	33,846
			4,714,419
Airlines — 0.0%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	190	195,703
British Airways 2019-1 Class A Pass Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.350%	12/15/30	100	102,064
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates, Series A
4.100%	10/01/29		1,197	$ 1,259,965
				1,557,732
Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
2.637%(c)	11/05/21		100	100,085
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20		800	801,787
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21	EUR	300	332,226
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.810%
3.099%(c)	04/05/21		400	395,316
Sr. Unsec’d. Notes
3.200%	01/15/21		200	200,267
3.350%	11/01/22		200	200,027
5.875%	08/02/21		200	209,490
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.030%(c)	05/14/21	EUR	500	540,317
Sr. Unsec’d. Notes, MTN
3.550%	10/07/22		300	299,999
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/13/20		1,100	1,106,055
Sr. Unsec’d. Notes
3.550%	07/08/22		300	306,140
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%
3.078%(c)	03/02/21		200	200,216
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.520%
2.639%(c)	03/15/21		100	99,950
Sr. Unsec’d. Notes, 144A, MTN
2.650%	07/13/22		400	402,077
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.450%	11/20/19		600	600,012
3.875%	11/13/20		200	203,259
4.000%	11/12/21		200	206,694
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
2.946%(c)	11/13/20		700	702,360
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
3.121%(c)	11/12/21		200	201,107
				7,107,384
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22		24	24,300

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26	EUR	100	$ 111,993
Sr. Sec’d. Notes, 144A, Cash coupon 6.375% or PIK 7.125%
6.375%	05/15/29		200	202,000
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes
3.250%	05/15/25	EUR	100	112,389
				450,682
Banks — 2.0%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	—(rr)	EUR	700	787,833
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.500%	02/22/22		400	406,000
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)		3,330	2,912,085
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
1.082%(c)	05/25/60	EUR	600	655,680
Covered Bonds, 3 Month EURIBOR + 1.700%
1.327%(c)	10/25/21	EUR	600	657,624
Banco BBVA Peru SA (Peru),
Sub. Notes, 144A
5.250%(ff)	09/22/29		120	129,901
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	200	230,525
6.750%(ff)	—(rr)	EUR	200	221,980
8.875%(ff)	—(rr)	EUR	400	481,760
Sub. Notes, 144A
4.875%	04/21/25		420	449,925
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	700	144,964
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.875%(ff)	—(rr)		200	200,750
7.625%(ff)	—(rr)		1,590	1,621,816
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		920	961,409
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(ff)	—(rr)	EUR	200	229,980
Sr. Unsec’d. Notes
4.379%	04/12/28		400	437,560
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)		60	65,550
Jr. Sub. Notes, Series FF
5.875%(ff)	—(a)(rr)		590	637,200
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		900	$ 992,250
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	—(rr)		200	208,134
8.000%(ff)	—(a)(rr)	EUR	1,000	1,164,932
8.000%(ff)	—(rr)		490	521,115
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.588%(c)	02/15/23		400	399,802
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.291%(c)	08/10/21		800	816,038
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23		600	623,069
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		230	252,318
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.125%(ff)	01/18/33		240	228,600
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%(ff)	—(rr)	EUR	379	458,301
Sr. Unsec’d. Notes, 144A
4.705%(ff)	01/10/25		200	216,191
5.198%(ff)	01/10/30		200	234,068
Sr. Unsec’d. Notes, EMTN
3.375%	01/23/26	GBP	600	802,211
BPCE SA (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 1.220%
3.370%(c)	05/22/22		700	708,133
Sub. Notes, EMTN
2.750%(ff)	11/30/27	EUR	700	821,344
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
3.150%	06/27/21		300	306,165
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—(a)(rr)		760	804,665
Sr. Unsec’d. Notes
8.125%	07/15/39		134	219,692
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
2.702%(c)	05/26/20		700	701,702
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	—(rr)	EUR	1,400	1,662,876
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	1,200	1,347,466
Credit Agricole SA (France),
Jr. Sub. Notes
6.500%(ff)	—(rr)	EUR	360	423,743
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23		900	940,621
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.250%(ff)	—(rr)		200	214,000
7.500%(ff)	—(rr)		210	224,438

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 3 Month LIBOR + 2.290%
4.590%(c)	04/16/21		1,100	$ 1,129,182
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(ff)	—(rr)	EUR	660	761,738
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21		200	204,680
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
3.273%(c)	07/13/20		1,400	1,396,643
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.577%(c)	02/04/21		200	198,572
Sr. Unsec’d. Notes
4.250%	02/04/21		500	505,585
4.250%	10/14/21		400	406,348
4.250%	10/14/21		900	914,284
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
1.625%	09/01/21		900	893,705
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22		2,100	2,127,929
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
3.250%	06/28/23		800	835,742
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.000%	03/30/22		300	304,875
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)		42	35,452
Goldman Sachs Capital III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.770% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)		27	22,410
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.319%(c)	09/15/20		500	503,854
Sr. Unsec’d. Notes
4.223%(ff)	05/01/29		300	327,477
Sub. Notes
5.150%	05/22/45		240	284,832
6.750%	10/01/37		850	1,147,401
HSBC Bank (Canada),
Covered Bonds, 144A
3.300%	11/28/21		600	616,949
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20		300	305,399
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.500%(ff)	—(rr)		700	732,165
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.724%(c)	05/18/21		400	400,412
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.782%(c)	09/11/21		600	600,820
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	300	$ 393,826
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.124%(c)	05/18/24		200	200,793
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22		300	306,630
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.085%(c)	10/02/23		700	702,855
Sr. Unsec’d. Notes
4.100%	10/02/23		700	743,052
Sub. Notes, EMTN
2.500%(ff)	02/15/29	EUR	600	705,636
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%(ff)	—(rr)	EUR	860	984,228
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—(rr)		940	948,930
KBC Group NV (Belgium),
Sub. Notes, EMTN
1.875%(ff)	03/11/27	EUR	400	452,109
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
4.875%	03/30/27	GBP	300	469,157
5.125%	03/07/25	GBP	300	449,670
Gtd. Notes, 3 Month LIBOR + 0.490%
2.699%(c)	05/07/21		200	199,980
Gtd. Notes
3.300%	05/07/21		300	305,111
Gtd. Notes, 144A, MTN
5.800%	01/13/20		500	504,990
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	—(rr)	EUR	200	224,198
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
2.959%(c)	06/21/21		400	400,906
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20		500	500,626
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.138%(c)	09/11/24		400	402,726
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24		300	315,729
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20		500	500,362
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.625%	03/02/22	EUR	600	661,108
NORD/LB Luxembourg SA Covered Bond Bank (Luxembourg),
Covered Bonds, EMTN
2.875%	02/16/21		400	404,230

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	12,000	$ 1,762,172
1.000%	10/01/50	DKK	6,800	992,708
1.500%	10/01/50	DKK	7,072	1,058,570
1.500%	10/01/50	DKK	9,799	1,463,522
2.000%	10/01/47	DKK	—(r )	—
2.500%	10/01/47	DKK	85	12,916
3.000%	10/01/47	DKK	28	4,303
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
2.574%(c)	05/17/21		400	400,488
PKO Bank Hipoteczny SA (Poland),
Covered Bonds
0.250%	11/23/21	EUR	100	110,086
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
3.474%(c)	05/31/21		2,000	2,017,815
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	—(rr)		200	204,250
8.625%(ff)	—(rr)		200	214,170
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
3.656%(c)	06/25/24		900	901,868
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		300	313,803
4.519%(ff)	06/25/24		1,100	1,156,798
5.076%(ff)	01/27/30		700	783,147
Sub. Notes
5.125%	05/28/24(a)		380	405,113
6.000%	12/19/23		510	559,938
6.100%	06/10/23		600	653,653
6.125%	12/15/22		160	173,130
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23		2,170	2,418,031
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	—(rr)	GBP	200	259,741
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		800	812,594
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	06/01/21		500	508,674
Societe Generale SA (France),
Sub. Notes
2.500%(ff)	09/16/26	EUR	700	795,967
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
3.253%(c)	04/06/20		700	700,954
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
2.000%	06/17/26	SEK	11,000	1,243,248
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21		1,500	1,487,538
5.125%	05/03/22		850	824,500
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		400	$ 402,018
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580% (Cap N/A, Floor 0.000%)
2.682%(c)	06/08/20		700	701,877
Sr. Unsec’d. Notes, 144A, MTN
2.200%	06/08/20		600	599,921
Sub. Notes
7.625%	08/17/22		1,300	1,467,310
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes
5.750%(ff)	—(rr)	EUR	400	477,400
Gtd. Notes, 144A
2.650%	02/01/22		600	605,087
7.000%(ff)	—(rr)		200	212,400
Gtd. Notes, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)
4.083%(c)	04/14/21		200	204,177
UniCredit SpA (Italy),
Jr. Sub. Notes
6.625%(ff)	—(rr)	EUR	1,120	1,272,630
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		2,150	2,508,813
Sub. Notes, 144A, MTN
7.296%(ff)	04/02/34		940	1,060,854
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		370	383,739
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)
5.570%(c)	—(rr)		4,888	4,906,330
Wells Fargo & Co.,
Jr. Sub. Notes, Series U
5.875%(ff)	—(rr)		128	141,082
Sub. Notes, MTN
4.750%	12/07/46		50	59,028
				89,200,085
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26		140	149,981
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		560	732,881
5.800%	01/23/59		40	54,012
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24		30	33,135
				970,009
Building Materials — 0.0%
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		1,400	1,419,236

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 0.1%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28		430	$ 430,537
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.125%	07/19/27		1,790	1,882,306
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		400	430,304
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		920	966,000
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		980	1,037,575
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		200	203,664
				4,950,386
Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
2.827%(c)	08/04/20		1,500	1,502,760
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		460	531,300
Equifax, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
3.028%(c)	08/15/21		700	699,674
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19		400	400,025
2.600%	12/01/21		800	804,074
4.500%	08/16/21		1,900	1,977,436
5.250%	10/01/20		300	309,343
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		40	41,652
RAC Bond Co. PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.870%	05/06/46	GBP	100	121,130
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30		170	178,182
5.875%	09/15/26		50	53,315
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		70	83,865
				6,702,756
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		3,200	3,299,545
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers (cont’d.)
DXC Technology Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.082%(c)	03/01/21		308	$ 307,822
				3,607,367
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.625%	10/30/20		650	665,392
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26		500	519,414
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21		600	612,750
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		500	533,505
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200	205,236
Clifford Capital Pte Ltd. (Singapore),
Gov’t. Gtd. Notes, EMTN
3.380%	03/07/28		300	323,114
Fondo MIVIVIENDA SA (Peru),
Sr. Unsec’d. Notes, 144A
3.500%	01/31/23		960	984,000
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.770%(cc)	12/21/65		630	431,210
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20		600	641,958
Jyske Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	29,000	4,266,363
1.500%	10/01/50	DKK	5,200	776,878
2.500%	10/01/47	DKK	35	5,397
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	11,400	1,673,882
1.500%	10/01/50	DKK	900	134,410
2.000%	10/01/47	DKK	18,124	2,718,090
2.000%	10/01/50	DKK	1,849	277,535
2.500%	10/01/47	DKK	—(r )	54
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		100	103,657
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		30	31,044
5.250%	08/15/22		50	52,695
5.500%	02/15/24		70	75,628
Realkredit Danmark A/S (Denmark),
Covered Bonds, MTN
2.500%	07/01/47	DKK	25	3,760

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22	200	$ 201,800
			15,237,772
Electric — 0.4%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30(a)	700	790,933
Chugoku Electric Power Co., Inc. (The) (Japan),
Sr. Sec’d. Notes
2.701%	03/16/20	500	500,330
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	380	402,329
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.788%(c)	03/11/22	600	603,214
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%
2.675%(c)	05/14/21	1,300	1,305,213
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	1,000	1,035,083
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	700	704,113
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	200	229,875
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28	1,040	1,155,700
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39	300	374,690
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20	1,300	1,326,343
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	100	101,241
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	400	565,962
Georgia Power Co.,
Sr. Unsec’d. Notes
4.250%	12/01/19	700	702,315
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27	350	362,254
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/15/22	500	502,405
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.400%
2.544%(c)	08/21/20	600	600,031
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Gtd. Notes, 3 Month LIBOR + 0.720%
2.852%(c)	02/25/22		900	$ 908,154
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27(a)		900	679,500
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		580	629,949
5.500%	11/22/21		720	763,200
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42		1,100	1,241,625
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.569%(c)	03/15/21		100	99,674
Southern Power Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.550%
2.706%(c)	12/20/20		300	300,025
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25		1,340	1,419,477
				17,303,635
Engineering & Construction — 0.0%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	411,353
Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21		100	101,442
3.650%	03/15/23		400	416,135
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.811%(c)	10/09/20		700	699,929
Danone SA (France),
Sr. Unsec’d. Notes, 144A
1.691%	10/30/19		200	199,906
2.077%	11/02/21		1,200	1,198,238
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21		100	101,533
3.700%	10/17/23		300	315,778
Kraft Heinz Foods Co.,
Gtd. Notes, 3 Month LIBOR + 0.570%
2.751%(c)	02/10/21		900	898,054
Gtd. Notes
4.125%	07/01/27	GBP	170	228,033
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		60	62,850
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		1,900	1,895,812
				6,117,710

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
2.539%	11/15/19	500	$ 500,085
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	07/14/26	380	419,980
			920,065
Gas — 0.0%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23	100	103,855
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.600%
2.719%(c)	06/15/21	400	401,696
			505,551
Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	80	80,019
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24	300	312,740
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20	700	701,195
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.914%(c)	03/19/21	800	800,014
			1,893,968
Healthcare-Services — 0.0%
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	110	112,915
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	170	182,217
Sr. Sec’d. Notes
3.817%	10/01/49	60	60,531
Dignity Health,
Sec’d. Notes
5.267%	11/01/64	120	146,440
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	100	118,455
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28	10	11,143
7.690%	06/15/25	10	12,025
Willis-Knighton Medical Center,
Sec’d. Notes
4.813%	09/01/48	80	100,103
			743,829
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
2.695%(c)	06/24/22		400	$ 398,614
Insurance — 0.0%
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		600	639,410
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	300	359,447
				998,857
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.250%	08/22/57		900	1,118,777
eBay, Inc.,
Sr. Unsec’d. Notes
2.150%	06/05/20		1,000	1,000,303
				2,119,080
Iron/Steel — 0.0%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26		50	52,315
6.125%	06/01/25		60	67,517
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36		223	282,541
				402,373
Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		700	731,549
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		70	73,727
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		210	213,892
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		400	439,168
5.400%	08/08/28		200	225,256
				1,683,592
Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc.,
Gtd. Notes
2.118%	09/11/20		400	398,790
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.449%(c)	06/22/20		1,100	1,101,523

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Wabtec Corp.,
Gtd. Notes
4.400%	03/15/24		500	$ 532,514
				1,634,037
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		30	31,313
5.375%	05/01/25		80	83,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		220	231,621
5.050%	03/30/29		100	111,877
5.375%	04/01/38		100	111,703
6.834%	10/23/55		250	315,881
Comcast Corp.,
Gtd. Notes
3.700%	04/15/24		200	213,263
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29		200	222,295
DISH DBS Corp.,
Gtd. Notes
5.125%	05/01/20		600	606,750
5.875%	11/15/24		220	218,075
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29(a)		160	182,759
5.476%	01/25/39		70	85,797
5.576%	01/25/49		30	37,963
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27		580	639,917
5.500%	07/21/25		240	266,929
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		400	403,234
7.300%	07/01/38		210	265,586
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	01/15/27	GBP	100	127,863
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		200	204,973
				4,360,799
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		200	206,615
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24		10	10,248
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
3.875%	10/27/27		310	315,611
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
4.125%	03/12/24		150	$ 157,343
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.757%	11/15/48		1,300	1,684,543
Sr. Unsec’d. Notes, 144A
5.230%	11/15/21		500	524,780
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		220	286,017
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27		110	116,494
				3,301,651
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37		200	246,224
6.875%	01/10/39		150	198,441
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		280	336,667
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
2.731%(c)	11/10/20		590	589,734
				1,371,066
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23	AUD	800	517,946
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23	AUD	1,100	721,190
0.500%	08/10/23	AUD	700	458,858
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
8.400%	10/12/21	IDR	3,500,000	254,737
				1,952,731
Oil & Gas — 0.7%
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28(a)		330	337,945
5.100%	09/01/40		320	318,907
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	10/15/21		400	414,484
Black Elk Energy LLC Escrow,
Bonds, (original cost $0; purchased 12/29/16)(f)
2.573%	12/01/99^(d)		600	82,251
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	06/15/27(a)		270	183,654
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		10	10,182

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23	550	$ 590,113
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	150	161,554
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	20	23,126
5.600%	07/15/41	10	12,137
5.850%	12/15/25(a)	240	285,264
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25	600	633,210
5.375%	06/26/26(a)	340	382,160
5.875%	09/18/23	850	946,475
5.875%	05/28/45	380	443,179
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20	600	599,047
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48	1,300	1,615,515
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	780	914,300
Lukoil International Finance BV (Russia),
Gtd. Notes
6.656%	06/07/22	1,539	1,696,711
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23(a)	130	125,450
7.000%	03/31/24	20	19,300
Sec’d. Notes, 144A
6.500%	01/15/25	10	10,200
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	80	80,599
3.200%	08/15/26	80	80,716
4.100%	02/15/47	10	9,750
4.200%	03/15/48	20	19,818
4.400%	04/15/46	20	20,371
4.625%	06/15/45	90	93,093
5.550%	03/15/26	150	169,180
6.450%	09/15/36	250	309,273
6.950%	07/01/24	70	82,111
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21	30	30,044
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	1,702	2,065,750
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	499	544,658
6.125%	01/17/22	339	363,916
6.850%	06/05/2115	2,810	3,216,045
7.375%	01/17/27	1,200	1,449,372
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gtd. Notes, 144A
5.093%	01/15/30(a)		1,252	$ 1,306,024
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	05/16/24(d)		2,730	218,400
9.000%	11/17/21(d)		1,060	84,800
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes
5.625%	06/19/47		500	593,750
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32		500	548,125
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/18/24(a)		2,480	2,551,300
6.375%	01/23/45		330	306,075
6.500%	06/02/41		1,210	1,156,155
Gtd. Notes, 144A
7.690%	01/23/50		1,380	1,438,650
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21		700	709,208
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		180	148,500
5.000%	03/15/23		10	8,750
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes
4.000%	09/13/47		720	808,392
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		1,810	1,951,528
Whiting Petroleum Corp.,
Gtd. Notes
6.250%	04/01/23		20	15,400
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23		180	202,500
YPF SA (Argentina),
Sr. Unsec’d. Notes, EMTN
16.500%	05/09/22	ARS	850	5,407
				30,392,824
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
86.419%(s)	—(rr)		46	403
Pharmaceuticals — 0.2%
Allergan Funding SCS,
Gtd. Notes
1.500%	11/15/23	EUR	400	459,599
3.000%	03/12/20		1,000	1,002,857
Allergan Sales LLC,
Gtd. Notes, 144A
5.000%	12/15/21		500	525,294
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		100	112,230

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
9.250%	04/01/26	1,350	$ 1,533,924
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	270	273,375
6.125%	04/15/25	50	51,812
7.250%	05/30/29	30	32,769
9.000%	12/15/25	450	505,125
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	60	62,781
7.000%	03/15/24	120	126,115
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
3.129%(c)	12/15/23	400	400,244
Gtd. Notes, 144A
3.500%	06/25/21	400	408,011
4.250%	12/15/25	200	213,671
4.375%	12/15/28	300	323,928
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/26/49	140	162,557
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20	100	102,676
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21	54	54,864
3.700%	03/09/23	200	208,188
4.300%	03/25/28	30	32,440
4.780%	03/25/38	120	131,422
5.050%	03/25/48	340	385,876
Mylan NV,
Gtd. Notes
3.750%	12/15/20	700	710,646
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	100	91,500
			7,911,904
Pipelines — 0.3%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	450	524,403
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	120	120,636
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	160	168,400
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.400%
2.738%(c)	01/10/20	1,300	1,300,221
Gtd. Notes, 3 Month LIBOR + 0.700%
2.819%(c)	06/15/20	1,000	1,001,772
Energy Transfer Operating LP,
Gtd. Notes
4.150%	10/01/20	200	202,981
4.650%	06/01/21	300	309,011
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20		700	$ 715,549
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28		30	33,223
5.200%	09/01/20		500	513,756
5.375%(ff)	02/15/78		90	86,853
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27		660	691,342
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34		70	80,390
MPLX LP,
Sr. Unsec’d. Notes
4.800%	02/15/29		170	187,673
5.500%	02/15/49		230	266,735
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		220	239,426
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		1,700	1,755,957
Spectra Energy Partners LP,
Gtd. Notes, 3 Month LIBOR + 0.700%
2.827%(c)	06/05/20		200	200,373
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23(a)		150	151,125
5.375%	02/01/27		10	10,337
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20		1,300	1,320,757
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		240	304,416
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes
4.250%	04/30/28		650	689,819
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28		700	806,757
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		100	96,660
4.650%	07/01/26		20	19,761
5.450%	04/01/44		180	159,604
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
8.750%	03/15/32		190	273,712
				12,231,649
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.400%	07/06/22	EUR	200	223,889

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate — 0.1%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes
3.375%	09/23/20	EUR	500	$ 563,163
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	01/11/20		770	770,962
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes, Series A
3.950%	11/15/22		400	412,836
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
7.250%	04/04/21		1,110	1,111,382
Tesco Property Finance 3 PLC (United Kingdom),
Sr. Sec’d. Notes
5.744%	04/13/40	GBP	97	154,089
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	110	174,093
				3,186,525
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	100	118,712
3.000%	06/15/23		600	613,758
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	11/15/27(a)		300	313,508
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		100	103,997
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22		300	306,051
UDR, Inc.,
Gtd. Notes, MTN
4.625%	01/10/22		100	104,497
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	600	706,229
				2,266,752
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24		30	30,873
AutoNation, Inc.,
Gtd. Notes
5.500%	02/01/20		600	606,289
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23	GBP	600	762,027
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
2.686%(c)	10/28/21		1,300	1,300,257
				2,699,446
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		800	$ 821,487
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	10/15/22		200	202,510
KLA Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		700	700,240
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		500	532,231
				1,434,981
Software — 0.1%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/20		600	603,213
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	100	111,336
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		500	517,448
Greenfield Engineering Escrow,
Bonds, 144A
2.662%	12/01/99^		200	—
2.662%	12/01/99^		5	—
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20		800	800,417
				2,032,414
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		210	225,164
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/05/26	EUR	600	709,285
5.150%	02/15/50		300	351,552
5.300%	08/15/58		100	118,560
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.888%(c)	06/01/21		1,400	1,407,322
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.253%(c)	07/15/21		900	907,918
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
3.312%(c)	06/12/24		400	407,320
Axiata SPV2 Bhd (Malaysia),
Sr. Unsec’d. Notes, EMTN
3.466%	11/19/20		500	504,837
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	41,250

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
1.950%	09/19/21	400	$ 397,355
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28	340	354,484
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29	360	393,160
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	70	86,341
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21	30	34,837
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	1,200	1,280,520
7.875%	09/15/23(a)	120	131,815
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	500	501,875
4.738%	09/20/29	200	212,602
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21	400	417,553
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
4.800%	10/12/21	1,500	1,572,086
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25	360	378,202
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.258%(c)	05/15/25	800	812,365
			11,246,403
Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47	410	477,650
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26	200	202,139
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34	210	205,800
			885,589
Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	1,200	1,255,480
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	670	698,475
5.750%	11/15/23	20	21,017
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, EMTN
1.900%	07/21/21	1,900	$ 1,888,885
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	700	739,387
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	200,082
3.000%	07/15/22	400	404,321
			5,207,647

Total Corporate Bonds (cost $256,951,429)			264,126,824
Municipal Bonds — 0.0%
Illinois — 0.0%
City of Chicago,
General Obligation Unlimited, Series B
5.630%	01/01/22	70	71,400
6.314%	01/01/44	200	219,972
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	400	433,256
			724,628
Michigan — 0.0%
City of Detroit,
General Obligation Limited
4.000%	04/01/44	70	60,911
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Revenue Bonds, BABs
6.561%	12/15/40	160	224,576

Total Municipal Bonds (cost $887,031)			1,010,115
Residential Mortgage-Backed Securities — 0.9%
Alternative Loan Trust,
Series 2005-29CB, Class A4
5.000%	07/25/35	137	118,027
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
2.558%(c)	08/25/35	718	479,296
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.234%(c)	09/20/46	381	331,236
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.224%(c)	02/20/47	538	424,814
Series 2007-OA06, Class A1B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.218%(c)	06/25/37	145	138,818
American Home Mortgage Assets Trust,
Series 2006-01, Class 2A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.208%(c)	05/25/46	85	79,766

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.700% (Cap N/A, Floor 0.700%)
3.146%(c)	02/25/47		634	$ 392,439
Banc of America Funding Trust,
Series 2005-07, Class 4A3
5.750%	11/25/35		118	123,362
Series 2006-I, Class 4A1
4.417%(cc)	10/20/46		77	65,544
Series 2015-R02, Class 9A2, 144A
2.769%(cc)	03/27/36		1,591	1,445,079
Banc of America Mortgage Trust,
Series 2005-H, Class 2A5
4.026%(cc)	09/25/35		48	47,448
BCAP LLC Trust,
Series 2011-RR05, Class 5A1, 144A
5.250%(cc)	08/26/37		54	55,291
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-01, Class 2A1
4.313%(cc)	03/25/35		14	14,212
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.771%(cc)	07/25/37		28	25,490
CHL Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.366%(cc)	01/19/34		9	9,358
Series 2004-12, Class 12A1
4.166%(cc)	08/25/34		16	15,658
Series 2006-06, Class A4
6.000%	04/25/36		52	42,550
Citicorp Mortgage Securities Trust,
Series 2007-03, Class 1A1
6.000%	04/25/37		6	6,088
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.218%(cc)	09/25/37		73	71,446
Series 2007-AR04, Class 1A1A
4.606%(cc)	03/25/37		455	456,137
Series 2015-02, Class 1A1, 144A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.345%(c)	06/25/47		304	305,755
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34		58	58,527
Credit Suisse Mortgage Trust,
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		199	200,151
CSMC Mortgage-Backed Trust,
Series 2006-07, Class 6A3
5.500%	08/25/36		467	444,068
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.981%(c)	06/15/40	GBP	220	255,362
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3A
0.000%	12/10/44	EUR	104	111,663
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.932%(c)	12/10/44	GBP	249	$ 301,107
Eurosail-UK PLC (United Kingdom),
Series 2007-03A, Class A3C, 144A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.730%(c)	06/13/45	GBP	52	62,865
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.730%(c)	06/13/45	GBP	155	189,631
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
5.018%(c)	07/25/24		666	699,445
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
7.018%(c)	07/25/25		211	223,669
Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750% (Cap N/A, Floor 0.000%)
7.768%(c)	07/25/29		380	447,275
Fannie Mae REMICS,
Series 2019-05, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.418%(c)	03/25/49		1,540	1,533,365
FDIC Guaranteed Notes Trust,
Series 2010-S02, Class 1A, 144A, 1 Month LIBOR + 0.500% (Cap 10.000%, Floor 0.450%)
2.612%(c)	11/29/37		66	65,961
Freddie Mac REMICS,
Series 3397, Class FC, 1 Month LIBOR + 0.600% (Cap 7.000%, Floor 0.600%)
2.628%(c)	12/15/37		21	21,230
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
2.580%(c)	07/15/44		398	395,493
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
2.478%(c)	09/15/42		238	239,504
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA02, Class B1, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
7.168%(c)	10/25/29		1,190	1,371,788
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600% (Cap 7.500%, Floor 0.600%)
2.829%(c)	07/20/65		659	658,082
Series 2015-H26, Class FA, 1 Month LIBOR + 0.520% (Cap 11.000%, Floor 0.520%)
2.749%(c)	10/20/65		1,477	1,478,412
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.909%(c)	08/20/61		23	23,491
Series 2015-H30, Class FB, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.909%(c)	03/20/62		12	12,043

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.229%(c)	01/20/66		720	$ 730,973
Series 2016-H08, Class FT, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
2.949%(c)	02/20/66		735	738,739
Series 2016-H11, Class FE, 1 Month LIBOR + 0.850% (Cap 7.500%, Floor 0.850%)
3.079%(c)	04/20/66		1,442	1,455,461
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
3.629%(c)	04/20/67		370	376,504
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
2.266%(c)	08/20/68		588	577,342
Series 2019-20, Class FE, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.444%(c)	02/20/49		1,532	1,529,934
GreenPoint Mortgage Funding Trust,
Series 2006-AR04, Class A6A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	09/25/46		115	110,454
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750% (Cap N/A, Floor 1.750%)
4.300%(c)	03/25/33		23	23,252
Series 2005-AR01, Class 1A1
4.715%(cc)	01/25/35		5	5,223
Series 2005-AR03, Class 6A1
4.427%(cc)	05/25/35		85	83,438
HarborView Mortgage Loan Trust,
Series 2005-09, Class B1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.644%(c)	06/20/35		620	617,469
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.560% (Cap 11.000%, Floor 0.280%)
2.617%(c)	02/19/36		120	99,687
Series 2007-05, Class A1A, 1 Month LIBOR + 0.190% (Cap 11.500%, Floor 0.000%)
2.247%(c)	09/19/37		31	30,232
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A
0.000%	05/25/53	GBP	2,000	2,462,967
Homestar Mortgage Acceptance Corp.,
Series 2004-01, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
2.813%(c)	03/25/34		1,546	1,403,624
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660% (Cap 11.750%, Floor 0.330%)
2.678%(c)	03/25/35		67	66,859
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
4.568%(cc)	11/25/35		10	10,522
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.208%(c)	09/25/46		106	$ 100,672
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 1A1, 1 Month LIBOR + 0.460% (Cap 11.500%, Floor 0.230%)
2.478%(c)	03/25/36		793	779,628
Series 2006-A05, Class 1A4, 1 Month LIBOR + 0.240% (Cap 11.500%, Floor 0.240%)
2.258%(c)	10/25/36		661	650,810
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A1
4.576%(cc)	08/25/35		17	17,555
Series 2007-A01, Class 1A1
4.484%(cc)	07/25/35		19	19,126
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-01X, Class A3C, 3 Month LIBOR + 0.170% (Cap N/A, Floor 0.000%)
2.289%(c)	06/14/40		947	919,079
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, 1 Month LIBOR x (1.000) + 7.150% (Cap 7.150%, Floor 0.000%)
5.132%(c)	09/25/36		258	74,311
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.168%(c)	12/25/37		609	602,289
Ludgate Funding PLC (United Kingdom),
Series 2008-W01X, Class A1, 3 Month GBP LIBOR + 0.600% (Cap N/A, Floor 0.000%)
1.380%(c)	01/01/61	GBP	156	185,618
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.431%(c)	12/15/49	GBP	501	600,822
Mellon Residential Funding Corporation Mortgage Pass-Through Certificates Trust,
Series 1999-TBC3, Class A2
2.891%(cc)	10/20/29		8	8,324
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
4.437%(cc)	02/25/33		30	29,060
NCUA Guaranteed Notes Trust,
Series 2010-R01, Class 1A, 1 Month LIBOR + 0.450% (Cap 7.000%, Floor 0.450%)
2.507%(c)	10/07/20		49	48,568
Series 2010-R02, Class 2A, 1 Month LIBOR + 0.470% (Cap 7.000%, Floor 0.470%)
2.527%(c)	11/05/20		783	784,272
Series 2010-R03, Class 1A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
2.617%(c)	12/08/20		66	66,344
Series 2010-R03, Class 2A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
2.617%(c)	12/08/20		630	630,954

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2011-R01, Class 1A, 1 Month LIBOR + 0.450% (Cap 8.000%, Floor 0.450%)
2.507%(c)	01/08/20		89	$ 89,208
Newgate Funding PLC (United Kingdom),
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.927%(c)	12/01/50	GBP	1,036	1,201,153
Series 2007-02X, Class A2, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.911%(c)	12/15/50	GBP	102	124,841
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.781%(c)	12/15/50	GBP	678	800,467
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.031%(c)	12/15/50	GBP	185	216,331
RALI Trust,
Series 2006-QA01, Class A21
4.914%(cc)	01/25/36		1,184	1,075,054
Series 2007-QH08, Class A
3.390%(cc)	10/25/37		315	295,164
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.168%(c)	02/25/47		644	353,554
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, 1 Month LIBOR x (1.000) + 5.550% (Cap 5.550%, Floor 0.000%)
3.532%(c)	02/25/36		1,696	331,700
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.941%(c)	12/15/43	GBP	211	243,842
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		4	4,062
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS02X, Class A2C
0.000%	06/12/44	EUR	532	553,866
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.933%(c)	06/12/44	GBP	681	784,519
Sequoia Mortgage Trust,
Series 2003-04, Class 2A1, 1 Month LIBOR + 0.350% (Cap 11.500%, Floor 0.350%)
2.394%(c)	07/20/33		66	64,650
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
2.244%(c)	07/20/36		34	33,073
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
2.307%(c)	07/19/35		123	121,859
Series 2006-AR06, Class 2A1, 1 Month LIBOR + 0.190% (Cap 10.500%, Floor 0.190%)
2.208%(c)	07/25/46		122	105,032
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
2.138%(c)	08/25/36		426	$ 388,822
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
2.308%(c)	10/25/36		276	242,892
Thornburg Mortgage Securities Trust,
Series 2003-05, Class 1A
3.948%(cc)	10/25/43		31	30,923
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
3.283%(c)	06/25/47		28	27,110
Series 2007-03, Class 4A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
3.283%(c)	06/25/47		19	17,359
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR04A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.798%(c)	10/20/51	GBP	1,982	2,437,803
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.917%(c)	07/15/51	GBP	309	380,604
Wachovia Mortgage Loan Trust,
Series 2006-ALT01, Class A3, 1 Month LIBOR + 0.230% (Cap 0.230%, Floor 0.000%)
2.248%(c)	01/25/37		501	326,193
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR10, Class 3A1
3.878%(cc)	08/25/35		1	1,313
Series 2005-AR14, Class 2A1
3.988%(cc)	12/25/35		75	73,812
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)
2.655%(c)	07/25/46		206	199,728
Series 2006-AR14, Class 1A4
3.601%(cc)	11/25/36		172	165,346
Series 2007-HY05, Class 2A1
3.463%(cc)	05/25/37		1,156	959,230
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A8
5.750%	01/25/36		574	531,840
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR02, Class 1A1
5.075%(cc)	03/25/35		89	89,436
Series 2006-AR06, Class 3A1
4.912%(cc)	03/25/36		64	64,607

Total Residential Mortgage-Backed Securities (cost $42,030,677)				41,616,451
Sovereign Bonds — 4.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		500	505,000
3.125%	10/11/27		500	524,996

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.125%	09/30/49		1,600	$ 1,550,000
4.125%	10/11/47		1,370	1,602,845
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A
9.375%	05/08/48		295	310,913
9.500%	11/12/25		280	314,354
Argentina Bocon (Argentina),
Unsec’d. Notes, Series 015, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
51.603%(c)	10/04/22	ARS	100	1,416
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
55.469%(c)	04/03/22	ARS	8,420	58,181
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
79.499%(c)	06/21/20	ARS	50,948	381,389
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	11,460	56,312
16.000%	10/17/23	ARS	9,840	47,993
Unsec’d. Notes
18.200%	10/03/21	ARS	6,777	29,029
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.625%	01/26/22		850	365,508
5.875%	01/11/28		1,303	527,728
7.125%	06/28/17		1,670	724,797
7.500%	04/22/26		750	326,257
7.625%	04/22/46		200	86,702
8.280%	12/31/33		1,416	693,869
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	770	677,406
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	940	758,299
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25	AUD	1,430	1,434,633
Autonomous City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes
7.500%	06/01/27		600	432,906
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	850	941,266
Sr. Unsec’d. Notes, EMTN
4.900%	09/15/21	EUR	100	117,443
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20	EUR	1,100	1,224,607
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25		850	896,088
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47		1,950	2,215,200
Bonos de la Nacion Argentina Con Ajuste por CER (Argentina),
Bonds
4.000%	03/06/20	ARS	26,293	326,120
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series B
6.000%	08/15/50	BRL	468	$ 527,780
Notes, Series F
10.000%	01/01/21	BRL	8,539	2,170,834
10.000%	01/01/23	BRL	5,667	1,514,215
10.000%	01/01/25	BRL	4,650	1,280,680
10.000%	01/01/27	BRL	924	260,465
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25(a)		310	326,588
5.000%	01/27/45		2,560	2,651,648
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	1,310	910,568
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNY	2,500	357,002
3.380%	11/21/24	CNY	2,000	285,826
3.390%	05/21/25	CNY	2,000	286,330
3.480%	06/29/27	CNY	5,500	795,681
4.290%	05/22/29	CNY	1,000	154,503
Ciudad Autonoma De Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		650	468,981
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		200	212,102
5.000%	06/15/45		2,090	2,445,300
5.200%	05/15/49		630	760,725
5.625%	02/26/44		730	912,507
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44		760	753,358
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/23	EUR	340	371,632
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,645	1,733,435
6.850%	01/27/45		300	334,125
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24		490	499,805
8.750%	06/02/23		780	826,808
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		1,450	1,373,889
8.875%	10/23/27		990	986,297
10.750%	01/31/29		640	691,206
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.903%	02/21/48		200	200,974
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23		310	316,366
6.875%	04/30/40		420	408,624
8.700%	03/01/49		710	763,250
Sr. Unsec’d. Notes, 144A, MTN
7.500%	01/31/27		1,240	1,330,999

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
8.500%	01/31/47		400	$ 423,082
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		235	243,815
7.125%	01/20/50		652	663,410
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24		400	416,209
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		610	604,251
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
3.625%	07/31/24		500	527,947
French Republic Government Bond OAT (France),
Bonds
2.100%	07/25/23	EUR	3,645	3,939,331
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	900	1,378,447
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		250	316,915
Sr. Unsec’d. Notes
7.875%	08/07/23		350	382,676
Sr. Unsec’d. Notes, 144A
7.625%	05/16/29		1,020	1,019,317
7.875%	03/26/27		410	420,407
8.125%	01/18/26		240	253,885
8.125%	03/26/32		450	451,526
8.950%	03/26/51		200	200,247
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.375%	06/05/27		370	377,400
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	3,121	4,058,793
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		850	963,383
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48(a)		370	407,952
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		1,306	1,468,968
Sr. Unsec’d. Notes, EMTN
3.375%	04/15/23		1,120	1,148,234
4.750%	07/18/47		1,900	2,170,892
5.250%	01/17/42		2,504	3,010,875
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
8.375%	03/15/34	IDR	39,864,000	2,969,510
Sr. Unsec’d. Notes, Series 056
8.375%	09/15/26	IDR	331,000	24,981
Sr. Unsec’d. Notes, Series 059
7.000%	05/15/27	IDR	23,166,000	1,620,135
Sr. Unsec’d. Notes, Series 061
7.000%	05/15/22	IDR	1,729,000	123,438
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 071
9.000%	03/15/29	IDR	11,365,000	$ 885,966
Sr. Unsec’d. Notes, Series 072
8.250%	05/15/36	IDR	15,477,000	1,134,177
Sr. Unsec’d. Notes, Series 078
8.250%	05/15/29	IDR	33,958,000	2,553,321
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28(a)		300	324,841
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.100%	07/15/26	EUR	900	1,085,811
2.800%	12/01/28(v)	EUR	1,000	1,289,062
3.000%	08/01/29	EUR	2,300	3,021,359
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		550	529,429
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28(a)		700	830,375
7.875%	07/28/45		780	1,019,858
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	211,432
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		800	840,718
Sr. Unsec’d. Notes, EMTN
2.125%	04/13/21		1,100	1,102,189
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		715	751,637
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
3.875%	10/14/24		2,005	2,127,706
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
7.000%	05/22/27		370	383,875
7.250%	02/28/28		200	207,290
8.000%	05/22/32		370	387,439
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		1,350	1,454,301
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		500	527,986
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes, Series 0414
3.654%	10/31/19	MYR	4,100	979,650
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	4,800	257,712
8.000%	11/07/47	MXN	28,740	1,567,199
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	3,060	163,817
7.750%	11/13/42	MXN	121,246	6,427,193

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46(a)		3,440	$ 3,660,057
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	517,015
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes, TIPS
2.000%	09/20/25	NZD	1,000	757,197
Sr. Unsec’d. Notes, Series 0930
3.000%	09/20/30	NZD	300	261,765
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	200	174,505
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		580	636,749
Sr. Unsec’d. Notes, 144A, MTN
7.625%	11/28/47		1,410	1,391,275
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.750%	01/17/48		690	650,325
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28		1,590	1,564,458
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29		900	894,852
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		680	719,107
3.870%	07/23/60(a)		800	864,808
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		370	403,304
5.400%	03/30/50		200	226,700
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,300	437,207
6.150%	08/12/32	PEN	2,600	883,269
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50(a)		1,020	1,494,310
5.940%	02/12/29	PEN	600	201,788
6.550%	03/14/37(a)		210	306,865
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	300	100,743
6.350%	08/12/28	PEN	2,900	1,002,348
6.950%	08/12/31	PEN	1,000	360,454
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	02/02/42(a)		1,400	1,616,750
3.950%	01/20/40		790	930,835
5.000%	01/13/37		600	782,812
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.350%	11/01/23		200	212,203
Province of British Columbia Canada (Canada),
Unsec’d. Notes
2.700%	12/18/22	CAD	300	233,121
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		100	$ 101,777
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,172,759
Province of Quebec (Canada),
Unsec’d. Notes
3.000%	09/01/23	CAD	700	552,138
3.500%	12/01/22	CAD	900	714,925
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		380	136,800
9.125%	03/16/24		1,770	645,165
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24		380	217,550
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.817%	03/14/49		760	940,163
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,900	2,009,250
4.000%	03/14/29		600	664,500
4.500%	04/23/28		600	683,641
4.817%	03/14/49		2,150	2,659,670
5.103%	04/23/48		850	1,085,875
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, 144A, MTN
3.000%	03/22/24	AUD	1,000	732,286
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		1,930	1,890,137
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,000	1,595,758
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, R186
10.500%	12/21/26	ZAR	10,940	805,999
Sr. Unsec’d. Notes, Series R209
6.250%	03/31/36	ZAR	38,700	1,850,303
Sr. Unsec’d. Notes, Series R213
7.000%	02/28/31	ZAR	15,590	870,961
Sr. Unsec’d. Notes, Series R214
6.500%	02/28/41	ZAR	1,870	86,802
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		630	607,950
4.875%	04/14/26		810	836,260
5.375%	07/24/44		1,050	1,030,554
5.750%	09/30/49		1,090	1,084,456
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		1,350	145,125
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
5.125%	06/15/48		700	809,409
Russian Federal Bond (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	189,508	3,145,590

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 6209
7.600%	07/20/22	RUB	139,450	$ 2,206,516
Bonds, Series 6219
7.750%	09/16/26	RUB	21,560	350,060
Bonds, Series 6220
7.400%	12/07/22	RUB	4,170	65,810
Bonds, Series 6221
7.700%	03/23/33	RUB	53,980	873,177
Bonds, Series 6224
6.900%	05/23/29	RUB	139,430	2,149,894
Bonds, Series 6225
7.250%	05/10/34	RUB	86,290	1,343,545
Bonds, Series 6226
7.950%	10/07/26	RUB	21,570	353,884
Bonds, Series 6228
7.650%	04/10/30	RUB	28,040	453,971
Bonds, Series 6230
7.700%	03/16/39	RUB	27,380	446,046
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6212
7.050%	01/19/28	RUB	257,562	4,025,243
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.625%	04/04/42		200	246,271
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42		1,600	1,970,170
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23		2,500	2,538,625
3.625%	03/04/28		500	529,920
4.000%	04/17/25		1,100	1,178,210
Sr. Unsec’d. Notes, EMTN
2.375%	10/26/21		300	300,372
4.625%	10/04/47		1,520	1,725,580
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48(a)		280	269,576
Unsec’d. Notes, 144A
6.250%	05/23/33		830	835,353
Spain Government Bond (Spain),
Notes, 144A
0.600%	10/31/29	EUR	3,800	4,329,350
Sr. Unsec’d. Notes, 144A
0.250%	07/30/24	EUR	800	895,140
1.400%	07/30/28	EUR	2,500	3,045,538
1.450%	04/30/29(v)	EUR	1,400	1,719,458
2.700%	10/31/48	EUR	100	153,915
2.900%	10/31/46	EUR	600	946,550
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25		600	581,994
6.200%	05/11/27		1,000	932,562
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26		290	286,630
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	800	1,261,037
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,000	$ 1,011,799
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23		1,150	1,071,593
4.250%	04/14/26(a)		810	729,745
5.750%	03/22/24(a)		1,400	1,394,758
5.750%	05/11/47		2,420	2,108,885
6.350%	08/10/24		750	763,350
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		480	499,303
9.750%	11/01/28		350	400,764
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32		2,070	2,078,835
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	06/07/32	GBP	100	177,526
4.250%	03/07/36(v)	GBP	1,900	3,582,624
4.500%	09/07/34(v)	GBP	500	943,808
4.750%	12/07/38	GBP	200	415,440
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/26	GBP	882	1,116,971
0.125%	08/10/28	GBP	2,291	3,046,110
1.250%	11/22/27	GBP	4,788	6,011,548
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		192	211,228
4.375%	01/23/31		270	297,948
4.975%	04/20/55(a)		780	910,650
5.100%	06/18/50		200	238,002
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27(d)		3,479	373,992
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		680	744,600

Total Sovereign Bonds (cost $221,770,335)				216,198,630
U.S. Government Agency Obligations — 2.5%
Federal National Mortgage Assoc.
3.000%	TBA		4,100	4,156,227
3.000%	TBA		6,900	6,994,626
3.500%	TBA		200	205,140
3.500%	TBA		3,400	3,487,609
3.500%	TBA		24,470	25,103,257
3.500%	TBA		26,800	27,493,555
4.000%	TBA		15,400	15,987,125
4.000%	TBA		31,300	32,493,312

Total U.S. Government Agency Obligations (cost $115,737,429)				115,920,851
U.S. Treasury Obligations — 7.6%
U.S. Treasury Bonds
3.125%	02/15/43		500	596,348

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20	847	$ 839,582
0.125%	04/15/21	24,080	23,813,608
0.125%	04/15/22(k)	15,892	15,724,589
0.125%	07/15/22	2,142	2,132,005
0.125%	01/15/23	7,918	7,849,218
0.125%	07/15/26	15,167	15,117,984
0.250%	01/15/25(h)	1,890	1,893,943
0.250%	07/15/29	7,151	7,205,867
0.375%	07/15/23	2,790	2,805,973
0.375%	07/15/25	3,570	3,614,921
0.375%	01/15/27	19,266	19,465,342
0.375%	07/15/27	6,125	6,216,809
0.500%	01/15/28	5,260	5,376,366
0.625%	07/15/21(h)	250	251,198
0.625%	04/15/23(h)	4,565	4,601,238
0.625%	01/15/24(h)	511	519,001
0.625%	01/15/26	31,161	31,919,634
0.625%	02/15/43(h)	837	852,754
0.750%	07/15/28	6,408	6,723,325
0.750%	02/15/42(h)	227	238,691
0.750%	02/15/45	3,606	3,764,165
0.875%	01/15/29	4,720	5,005,333
0.875%	02/15/47	6,034	6,507,356
1.000%	02/15/46	11,965	13,241,719
1.000%	02/15/48	7,768	8,654,716
1.000%	02/15/49	6,913	7,757,281
1.250%	07/15/20	11,944	11,992,303
1.375%	02/15/44	7,827	9,320,750
1.750%	01/15/28(k)	857	962,190
2.000%	01/15/26	19,237	21,332,145
2.125%	02/15/40	5,531	7,319,164
2.125%	02/15/41	5,061	6,756,733
2.375%	01/15/25	36,613	40,725,516
2.375%	01/15/27	2,265	2,613,271
2.500%	01/15/29(h)(k)	8,374	10,104,047
3.375%	04/15/32	1,808	2,492,015
3.625%	04/15/28	16,556	21,214,809
3.875%	04/15/29(k)	468	627,040
U.S. Treasury Notes
1.625%	09/30/26	3,170	3,170,743
1.750%	06/30/24	220	221,865
2.875%	04/30/25(h)	5,400	5,768,297

Total U.S. Treasury Obligations (cost $342,991,324)			347,309,854

Total Long-Term Investments (cost $3,407,575,742)			4,080,230,658

Shares
Short-Term Investments — 16.1%
Affiliated Mutual Funds — 8.5%
PGIM Core Ultra Short Bond Fund(u)(vv)(w)	317,542,385	317,542,385
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $69,667,775; includes $69,536,915 of cash collateral for securities on loan)(b)(w)	69,656,997	$ 69,663,963

Total Affiliated Mutual Funds (cost $387,210,160)		387,206,348

Interest Rate	Maturity Date	Principal Amount (000)#
Certificate of Deposit — 0.0%
Barclays Bank PLC
3 Month LIBOR + 0.400%
2.676%(c)	10/25/19		2,200	2,200,491
(cost $2,200,000)
Commercial Paper(n) — 0.0%
Hannover Funding ECP
0.215%	02/12/20	EUR	500	545,771
(cost $560,780)
Foreign Treasury Obligations(n) — 0.1%
Argentina Treasury Bills
9.934%	07/29/20	ARS	20,250	159,466
10.312%	10/29/20	ARS	19,150	127,470
59.800%	05/13/20	ARS	4,020	38,063
61.124%	08/27/20	ARS	406	2,762
91.503%	02/26/20	ARS	1,140	11,217
Brazil Letras do Tesouro Nacional
6.414%	01/01/20	BRL	954	226,745
South Africa Treasury Bills
7.217%	03/18/20	ZAR	31,100	1,988,750
7.260%	03/04/20	ZAR	12,300	788,652
7.290%	03/11/20	ZAR	3,600	230,517
7.350%	02/26/20	ZAR	1,700	109,146

Total Foreign Treasury Obligations (cost $4,550,548)				3,682,788

	Shares
Unaffiliated Mutual Funds — 3.1%
BlackRock Liquidity FedFund	37,411,409	37,411,409
BlackRock Liquidity Funds T-Fund Portfolio	46,264,603	46,264,603
Dreyfus Treasury Securities Cash Management	6,214,563	6,214,563
Goldman Sachs Government Fund	37,411,411	37,411,411
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio	12,040,243	12,040,243

Total Unaffiliated Mutual Funds (cost $139,342,229)		139,342,229

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 4.4%
U.S. Treasury Bills
1.848%	01/30/20(h)	51,000	50,694,878

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
1.871%	12/19/19(k)	100	$ 99,621
1.885%	12/19/19(k)	350	348,675
1.886%	12/19/19(k)	500	498,107
1.889%	12/19/19(k)	500	498,107
1.890%	12/19/19(k)	100	99,622
1.914%	12/19/19(k)	7,200	7,172,741
1.935%	12/19/19(k)	1,300	1,295,078
1.958%	10/17/19(h)	1,000	999,212
1.961%	11/29/19	1,100	1,096,733
1.985%	12/05/19(h)	21,000	20,932,312
1.989%	12/05/19(h)	3,750	3,737,913
2.005%	10/31/19(k)	9,800	9,785,606
2.122%	11/07/19	49,000	48,913,379
2.164%	10/03/19	19,200	19,198,253
2.190%	10/10/19	12,800	12,794,344
2.323%	10/10/19	23,000	22,989,837

Total U.S. Treasury Obligations (cost $201,106,217)			201,154,418
Options Purchased*~ — 0.0%
(cost $1,220,787)			1,178,161

Total Short-Term Investments (cost $736,190,721)			735,310,206

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—105.4% (cost $4,143,766,463)			4,815,540,864

	Shares
Securities Sold Short — (2.9)%
Common Stocks — (2.8)%
Aerospace & Defense — (0.1)%
AeroVironment, Inc. *	4,000	(214,240)
Axon Enterprise, Inc. *	6,200	(352,036)
Boeing Co. (The)	1,600	(608,752)
Bombardier, Inc. (Canada) (Class B Stock)*	119,856	(161,937)
BWX Technologies, Inc.	9,900	(566,379)
Cubic Corp.	4,800	(338,064)
Kratos Defense & Security Solutions, Inc. *	18,100	(336,570)
National Presto Industries, Inc.	1,100	(97,999)
Saab AB (Sweden) (Class B Stock)	2,965	(85,126)
		(2,761,103)
Air Freight & Logistics — (0.0)%
DSV A/S (Denmark)	205	(19,500)
Forward Air Corp.	4,800	(305,856)
		(325,356)
Airlines — (0.0)%
Singapore Airlines Ltd. (Singapore)	3,500	(23,168)
Auto Components — (0.0)%
Continental AG (Germany)	1,259	(161,198)
Dorman Products, Inc. *	5,300	(421,562)
Freni Brembo SpA (Italy)	11,491	(112,041)
Motorcar Parts of America, Inc. *	3,200	(54,080)
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Nokian Renkaat OYJ (Finland)	634	$ (17,895)
Pirelli & C SpA (Italy) 144A	16,110	(95,339)
Stoneridge, Inc. *	1,700	(52,649)
Visteon Corp. *	4,700	(387,938)
		(1,302,702)
Automobiles — (0.0)%
Ferrari NV (Italy)	5,630	(870,388)
Banks — (0.1)%
Atlantic Union Bankshares Corp.	1,600	(59,592)
Bank of Hawaii Corp.	2,000	(171,860)
Bank of Marin Bancorp	2,100	(87,129)
Columbia Banking System, Inc.	10,900	(402,210)
Commerce Bancshares, Inc.	6,700	(406,355)
Commerzbank AG (Germany)	10,830	(62,854)
Cullen/Frost Bankers, Inc.	6,000	(531,300)
CVB Financial Corp.	9,600	(200,352)
FinecoBank Banca Fineco SpA (Italy)	16,247	(172,215)
First Financial Bancorp	14,700	(359,783)
First Republic Bank	5,900	(570,530)
Glacier Bancorp, Inc.	3,100	(125,426)
Heritage Financial Corp.	6,300	(169,848)
Independent Bank Corp.	4,100	(306,065)
Lakeland Financial Corp.	4,300	(189,114)
Pacific Premier Bancorp, Inc.	9,800	(305,662)
Prosperity Bancshares, Inc.	3,900	(275,457)
Seacoast Banking Corp. of Florida *	7,300	(184,763)
Southside Bancshares, Inc.	5,000	(170,550)
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,126	(38,650)
Tompkins Financial Corp.	2,600	(210,938)
United Bankshares, Inc.	4,800	(181,776)
Westamerica Bancorporation	4,600	(286,028)
		(5,468,457)
Beverages — (0.0)%
Anheuser-Busch InBev SA/NV (Belgium)	4,528	(432,206)
Davide Campari-Milano SpA (Italy)	15,425	(139,427)
		(571,633)
Biotechnology — (0.2)%
Agios Pharmaceuticals, Inc. *	9,500	(307,800)
Alder Biopharmaceuticals, Inc. *	7,500	(141,450)
Alector, Inc. *	11,800	(170,156)
Alnylam Pharmaceuticals, Inc. *	6,600	(530,772)
Amicus Therapeutics, Inc. *	20,400	(163,608)
Atara Biotherapeutics, Inc. *	8,900	(125,668)
BioCryst Pharmaceuticals, Inc. *	17,600	(50,424)
BioMarin Pharmaceutical, Inc. *	6,100	(411,140)
Blueprint Medicines Corp. *	3,200	(235,104)
Cyclerion Therapeutics, Inc. *	4,400	(53,328)
Deciphera Pharmaceuticals, Inc. *	5,500	(186,670)
Dicerna Pharmaceuticals, Inc. *	9,200	(132,112)
Dynavax Technologies Corp. *	10,000	(35,750)
Epizyme, Inc. *	15,400	(158,851)
Fate Therapeutics, Inc. *	12,100	(187,913)

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Galapagos NV (Belgium)*	3,816	$ (582,585)
Genmab A/S (Denmark)*	2,030	(412,298)
Heron Therapeutics, Inc. *	13,300	(246,050)
Insmed, Inc. *	14,900	(262,836)
Intercept Pharmaceuticals, Inc. *	3,700	(245,532)
Medicines Co. (The) *	11,700	(585,000)
PDL BioPharma, Inc. *	19,200	(41,472)
Pfenex, Inc. *	5,000	(42,200)
Portola Pharmaceuticals, Inc. *	12,300	(329,886)
Progenics Pharmaceuticals, Inc. *	14,600	(73,803)
Puma Biotechnology, Inc. *	6,600	(71,049)
Sangamo Therapeutics, Inc. *	19,200	(173,760)
Sarepta Therapeutics, Inc. *	5,600	(421,792)
Stemline Therapeutics, Inc. *	7,100	(73,911)
Syros Pharmaceuticals, Inc. *	7,000	(72,660)
Vericel Corp. *	6,700	(101,438)
		(6,627,018)
Building Products — (0.1)%
A.O. Smith Corp.	11,200	(534,352)
AAON, Inc.	7,500	(344,550)
Assa Abloy AB (Sweden) (Class B Stock)	889	(19,784)
Lennox International, Inc.	2,300	(558,831)
Simpson Manufacturing Co., Inc.	400	(27,748)
Trex Co., Inc. *	7,300	(663,789)
		(2,149,054)
Capital Markets — (0.1)%
Ares Management Corp. (Class A Stock)	17,400	(466,494)
Banca Generali SpA (Italy)	2,341	(72,331)
Cboe Global Markets, Inc.	4,600	(528,586)
CME Group, Inc.	2,600	(549,484)
Cohen & Steers, Inc.	900	(49,437)
Credit Suisse Group AG (Switzerland)*	23,168	(283,955)
Deutsche Bank AG (Germany)	143,980	(1,078,206)
FactSet Research Systems, Inc.	2,300	(558,831)
Hamilton Lane, Inc. (Class A Stock)	4,700	(267,712)
Julius Baer Group Ltd. (Switzerland)*	4,800	(212,368)
MarketAxess Holdings, Inc.	500	(163,750)
Moody’s Corp.	1,800	(368,694)
Partners Group Holding AG (Switzerland)	340	(260,455)
Penson Worldwide, Inc. (original cost $194,328; purchased 07/06/10-01/27/11)^(f)	31,874	—
PJT Partners, Inc. (Class A Stock)	3,300	(134,310)
TD Ameritrade Holding Corp.	5,400	(252,180)
WisdomTree Investments, Inc.	22,400	(117,040)
		(5,363,833)
Chemicals — (0.1)%
Akzo Nobel NV (Netherlands)	1,049	(93,557)
Albemarle Corp.	8,400	(583,968)
American Vanguard Corp.	4,800	(75,360)
Ashland Global Holdings, Inc.	1,000	(77,050)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
BASF SE (Germany)	422	$ (29,510)
Celanese Corp.	4,400	(538,076)
Chr Hansen Holding A/S (Denmark)	3,073	(260,844)
EMS-Chemie Holding AG (Switzerland)	44	(27,404)
Givaudan SA (Switzerland)	22	(61,441)
Hexpol AB (Sweden)	12,975	(99,627)
Ingevity Corp. *	5,000	(424,200)
Innophos Holdings, Inc.	1,900	(61,674)
International Flavors & Fragrances, Inc.	4,900	(601,181)
Koninklijke DSM NV (Netherlands)	314	(37,792)
LANXESS AG (Germany)	930	(56,865)
Linde PLC (United Kingdom)	2,500	(484,300)
Novozymes A/S (Denmark) (Class B Stock)	5,985	(251,584)
Nutrien Ltd. (Canada)	2,879	(143,423)
OCI NV (Netherlands)*	5,845	(138,348)
PPG Industries, Inc.	2,500	(296,275)
Quaker Chemical Corp.	2,800	(442,792)
Sensient Technologies Corp.	7,100	(487,415)
Sika AG (Switzerland)	975	(142,659)
Symrise AG (Germany)	1,342	(130,592)
Umicore SA (Belgium)	4,556	(171,974)
Wacker Chemie AG (Germany)	1,014	(66,727)
Yara International ASA (Norway)	1,531	(66,004)
		(5,850,642)
Commercial Services & Supplies — (0.0)%
ABM Industries, Inc.	7,400	(268,768)
Bilfinger SE (Germany)	538	(15,729)
Rollins, Inc.	16,600	(565,562)
Stericycle, Inc. *	10,800	(550,044)
Team, Inc. *	4,900	(88,445)
US Ecology, Inc.	3,400	(217,396)
		(1,705,944)
Communications Equipment — (0.0)%
Lumentum Holdings, Inc. *	10,400	(557,024)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	2,426	(19,361)
		(576,385)
Construction & Engineering — (0.0)%
Argan, Inc.	2,600	(102,154)
Boskalis Westminster (Netherlands)	5,279	(110,062)
Dycom Industries, Inc. *	600	(30,630)
Granite Construction, Inc.	7,300	(234,549)
NV5 Global, Inc. *	1,800	(122,886)
SNC-Lavalin Group, Inc. (Canada)	15,691	(221,002)
WillScot Corp. *	17,400	(271,092)
WSP Global, Inc. (Canada)	903	(52,775)
		(1,145,150)
Construction Materials — (0.0)%
Buzzi Unicem SpA (Italy)	6,206	(142,418)
Eagle Materials, Inc.	400	(36,004)
		(178,422)

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance — (0.0)%
FirstCash, Inc.	700	$ (64,169)
World Acceptance Corp. *	700	(89,257)
		(153,426)
Containers & Packaging — (0.0)%
Ball Corp.	8,800	(640,728)
BillerudKorsnas AB (Sweden)	5,875	(63,534)
CCL Industries, Inc. (Canada) (Class B Stock)	1,911	(77,083)
Huhtamaki OYJ (Finland)	1,045	(41,675)
		(823,020)
Diversified Consumer Services — (0.0)%
Onespaworld Holdings Ltd. (Bahamas)*	9,900	(153,747)
Diversified Financial Services — (0.0)%
Element Fleet Management Corp. (Canada)	11,976	(95,819)
Diversified Telecommunication Services — (0.0)%
Koninklijke KPN NV (Netherlands)	152,118	(474,334)
Singapore Telecommunications Ltd. (Singapore)	77,500	(173,824)
Telecom Italia SpA (Italy)*	25,153	(14,378)
Telefonica Deutschland Holding AG (Germany)	45,176	(126,130)
Telenor ASA (Norway)	2,378	(47,672)
United Internet AG (Germany)	7,565	(270,569)
		(1,106,907)
Electric Utilities — (0.0)%
Alliant Energy Corp.	5,500	(296,615)
American Electric Power Co., Inc.	900	(84,321)
Evergy, Inc.	1,500	(99,840)
Eversource Energy	4,300	(367,521)
OGE Energy Corp.	4,500	(204,210)
PG&E Corp. *	2,400	(24,000)
Xcel Energy, Inc.	8,200	(532,098)
		(1,608,605)
Electrical Equipment — (0.0)%
ABB Ltd. (Switzerland)	16,256	(319,744)
OSRAM Licht AG (Germany)	10,318	(453,849)
Prysmian SpA (Italy)	17,929	(385,303)
Vicor Corp. *	4,400	(129,888)
		(1,288,784)
Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	3,900	(376,350)
Badger Meter, Inc.	4,900	(263,130)
Cognex Corp.	11,400	(560,082)
FARO Technologies, Inc. *	2,900	(140,215)
Fitbit, Inc. (Class A Stock)*	33,500	(127,635)
FLIR Systems, Inc.	11,200	(589,008)
IPG Photonics Corp. *	3,200	(433,920)
Littelfuse, Inc.	2,400	(425,544)
Napco Security Technologies, Inc. *	3,200	(81,664)
nLight, Inc. *	6,200	(97,092)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Trimble, Inc. *	11,200	$ (434,672)
		(3,529,312)
Energy Equipment & Services — (0.0)%
Cactus, Inc. (Class A Stock)*	8,100	(234,414)
Dril-Quip, Inc. *	3,700	(185,666)
Nine Energy Service, Inc. *	4,400	(27,148)
RPC, Inc.	5,300	(29,733)
Saipem SpA (Italy)*	25,270	(114,591)
SBM Offshore NV (Netherlands)	8,386	(139,276)
Subsea 7 SA (United Kingdom)	5,859	(60,534)
Tenaris SA (Luxembourg)	27,963	(297,238)
US Silica Holdings, Inc.	12,100	(115,676)
		(1,204,276)
Entertainment — (0.0)%
Madison Square Garden Co. (The) (Class A Stock)*	2,000	(527,040)
World Wrestling Entertainment, Inc. (Class A Stock)	7,900	(562,085)
		(1,089,125)
Equity Real Estate Investment Trusts (REITs) — (0.2)%
Agree Realty Corp.	4,600	(336,490)
Alexandria Real Estate Equities, Inc.	4,400	(677,776)
Americold Realty Trust	16,000	(593,120)
Community Healthcare Trust, Inc.	3,100	(138,105)
CorEnergy Infrastructure Trust, Inc.	900	(42,498)
CoreSite Realty Corp.	2,300	(280,255)
CubeSmart	7,100	(247,790)
Digital Realty Trust, Inc.	4,700	(610,107)
Easterly Government Properties, Inc.	2,500	(53,250)
Federal Realty Investment Trust	3,800	(517,332)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,700	(282,755)
Healthcare Realty Trust, Inc.	9,700	(324,950)
Iron Mountain, Inc.	14,100	(456,699)
Kilroy Realty Corp.	6,300	(490,707)
Realty Income Corp.	8,900	(682,452)
Retail Opportunity Investments Corp.	17,500	(319,025)
Washington Real Estate Investment Trust	12,300	(336,528)
Weyerhaeuser Co.	22,100	(612,170)
		(7,002,009)
Food & Staples Retailing — (0.0)%
Andersons, Inc. (The)	4,900	(109,907)
Chefs’ Warehouse, Inc. (The) *	5,000	(201,600)
George Weston Ltd. (Canada)	339	(28,520)
Ingles Markets, Inc. (Class A Stock)	2,100	(81,606)
Metro, Inc. (Canada)	624	(27,473)
Sprouts Farmers Market, Inc. *	6,000	(116,040)
		(565,146)
Food Products — (0.0)%
Barry Callebaut AG (Switzerland)	14	(28,890)
Calavo Growers, Inc.	300	(28,554)

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Cal-Maine Foods, Inc.	7,400	$ (295,667)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	18	(132,782)
Farmer Brothers Co. *	2,800	(36,260)
Freshpet, Inc. *	6,000	(298,620)
Hain Celestial Group, Inc. (The) *	5,600	(120,260)
Hormel Foods Corp.	12,300	(537,879)
Landec Corp. *	4,500	(48,915)
Limoneira Co.	2,900	(53,244)
Saputo, Inc. (Canada)	853	(26,217)
TreeHouse Foods, Inc. *	700	(38,815)
		(1,646,103)
Gas Utilities — (0.0)%
AltaGas Ltd. (Canada)	11,763	(172,691)
Northwest Natural Holding Co.	3,900	(278,226)
South Jersey Industries, Inc.	1,600	(52,656)
		(503,573)
Health Care Equipment & Supplies — (0.1)%
Alcon, Inc. (Switzerland)*	1,496	(87,240)
Axogen, Inc. *	6,000	(74,880)
BioLife Solutions, Inc. *	3,300	(54,862)
Boston Scientific Corp. *	2,600	(105,794)
Cantel Medical Corp.	6,500	(486,200)
China Medical Technologies, Inc. (China) ADR (original cost $78,832; purchased 01/26/11)^(f)	6,255	—
Demant A/S (Denmark)*	784	(20,075)
Elekta AB (Sweden) (Class B Stock)	4,329	(57,078)
Heska Corp. *	1,300	(92,131)
ICU Medical, Inc. *	2,200	(351,120)
iRhythm Technologies, Inc. *	4,200	(311,262)
Neogen Corp. *	800	(54,488)
Nevro Corp. *	5,800	(498,626)
OrthoPediatrics Corp. *	2,600	(91,676)
Penumbra, Inc. *	3,900	(524,511)
RTI Surgical Holdings, Inc. *	11,600	(33,060)
Sientra, Inc. *	8,400	(54,432)
Silk Road Medical, Inc. *	4,900	(159,397)
STAAR Surgical Co. *	3,200	(82,496)
Straumann Holding AG (Switzerland)	35	(28,647)
Surmodics, Inc. *	2,100	(96,054)
Tandem Diabetes Care, Inc. *	4,300	(253,614)
ViewRay, Inc. *	16,600	(48,140)
		(3,565,783)
Health Care Providers & Services — (0.1)%
Addus HomeCare Corp. *	2,200	(174,416)
BioTelemetry, Inc. *	4,800	(195,504)
Covetrus, Inc. *	18,700	(222,343)
Diplomat Pharmacy, Inc. *	10,200	(49,980)
Fresenius Medical Care AG & Co. KGaA (Germany)	294	(19,778)
Guardant Health, Inc. *	6,100	(389,363)
Hanger, Inc. *	5,300	(108,014)
National Research Corp.	4,300	(248,325)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Patterson Cos., Inc.	6,600	$ (117,612)
PetIQ, Inc. *	3,800	(103,588)
Premier, Inc. (Class A Stock)*	5,800	(167,736)
R1 RCM, Inc. *	15,000	(133,950)
Tivity Health, Inc. *	8,000	(133,040)
US Physical Therapy, Inc.	2,100	(274,155)
		(2,337,804)
Health Care Technology — (0.0)%
Inspire Medical Systems, Inc. *	3,700	(225,774)
Tabula Rasa HealthCare, Inc. *	3,700	(203,278)
Teladoc Health, Inc. *	9,100	(616,252)
Vocera Communications, Inc. *	4,900	(120,785)
		(1,166,089)
Hotels, Restaurants & Leisure — (0.1)%
Aramark	4,000	(174,320)
Carrols Restaurant Group, Inc. *	7,500	(62,175)
Churchill Downs, Inc.	3,500	(432,093)
Chuy’s Holdings, Inc. *	2,400	(59,424)
Noodles & Co. *	8,100	(45,846)
PlayAGS, Inc. *	5,900	(60,652)
Restaurant Brands International, Inc. (Canada)	1,039	(73,875)
Shake Shack, Inc. (Class A Stock)*	4,500	(441,180)
Stars Group, Inc. (The) (Canada)*	7,121	(106,585)
Vail Resorts, Inc.	2,100	(477,876)
		(1,934,026)
Household Durables — (0.1)%
GoPro, Inc. (Class A Stock)*	16,100	(83,479)
Husqvarna AB (Sweden) (Class B Stock)	8,977	(68,282)
Installed Building Products, Inc. *	2,400	(137,616)
iRobot Corp. *	2,600	(160,342)
KB Home	12,200	(414,800)
Leggett & Platt, Inc.	14,100	(577,254)
LGI Homes, Inc. *	1,600	(133,312)
Lovesac Co. (The) *	2,300	(42,941)
Roku, Inc. *	5,000	(508,800)
Sonos, Inc. *	17,300	(231,993)
		(2,358,819)
Household Products — (0.0)%
Central Garden & Pet Co. *	2,700	(78,921)
WD-40 Co.	2,300	(422,142)
		(501,063)
Independent Power & Renewable Electricity Producers — (0.0)%
Clearway Energy, Inc. (Class A Stock)	7,200	(124,848)
Clearway Energy, Inc. (Class C Stock)	14,900	(271,925)
Pattern Energy Group, Inc. (Class A Stock)	8,200	(220,826)
		(617,599)
Industrial Conglomerates — (0.0)%
Keppel Corp. Ltd. (Singapore)	9,200	(39,485)

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Raven Industries, Inc.	5,600	$ (187,376)
		(226,861)
Insurance — (0.0)%
Arthur J Gallagher & Co.	7,600	(680,732)
eHealth, Inc. *	3,700	(247,123)
Goosehead Insurance, Inc. (Class A Stock)	2,600	(128,310)
ProAssurance Corp.	9,100	(366,457)
Unipol Gruppo SpA (Italy)	2,823	(15,038)
		(1,437,660)
Interactive Media & Services — (0.0)%
Adevinta ASA (France) (Class A Stock)*	2,537	(29,322)
Zillow Group, Inc. (Class C Stock)*	14,600	(435,372)
		(464,694)
Internet & Direct Marketing Retail — (0.1)%
Delivery Hero SE (Germany) 144A*	7,019	(312,671)
GrubHub, Inc. *	9,000	(505,890)
Quotient Technology, Inc. *	14,200	(111,044)
Wayfair, Inc. (Class A Stock)*	3,800	(426,056)
Zalando SE (Germany) 144A*	7,735	(355,116)
		(1,710,777)
IT Services — (0.1)%
Adyen NV (Netherlands) 144A*	582	(383,234)
Carbonite, Inc. *	5,000	(77,450)
ExlService Holdings, Inc. *	5,000	(334,800)
Fidelity National Information Services, Inc.	3,900	(517,764)
Global Payments, Inc.	3,300	(524,700)
Jack Henry & Associates, Inc.	4,000	(583,880)
Limelight Networks, Inc. *	15,600	(47,268)
LiveRamp Holdings, Inc. *	8,100	(347,976)
MongoDB, Inc. *	4,100	(493,968)
Okta, Inc. *	5,400	(531,684)
Square, Inc. (Class A Stock)*	9,100	(563,745)
USA Technologies, Inc. *	9,200	(67,436)
Verra Mobility Corp. *	25,800	(370,230)
Western Union Co. (The)	12,200	(282,674)
		(5,126,809)
Leisure Products — (0.0)%
Callaway Golf Co.	4,900	(95,109)
Clarus Corp.	4,800	(56,280)
		(151,389)
Life Sciences Tools & Services — (0.0)%
Codexis, Inc. *	10,600	(145,379)
Illumina, Inc. *	1,900	(578,018)
Lonza Group AG (Switzerland)*	537	(181,522)
Luminex Corp.	6,900	(142,485)
NanoString Technologies, Inc. *	3,700	(79,883)
Quanterix Corp. *	4,600	(101,016)
		(1,228,303)
	Shares	Value
Common Stocks (continued)
Machinery — (0.1)%
Aalberts NV (Netherlands)	447	$ (17,725)
Actuant Corp. (Class A Stock)	5,500	(120,670)
Astec Industries, Inc.	3,800	(118,180)
CNH Industrial NV (United Kingdom)	31,178	(317,609)
Deere & Co.	3,600	(607,248)
Evoqua Water Technologies Corp. *	12,600	(214,452)
FLSmidth & Co. A/S (Denmark)	1,415	(61,702)
Fortive Corp.	7,700	(527,912)
GEA Group AG (Germany)	7,568	(204,202)
Graco, Inc.	3,800	(174,952)
Helios Technologies, Inc.	5,600	(227,192)
KION Group AG (Germany)	391	(20,572)
Lindsay Corp.	1,800	(167,130)
Nordson Corp.	1,600	(234,016)
OC Oerlikon Corp. AG (Switzerland)	13,459	(135,097)
Proto Labs, Inc. *	400	(40,840)
RBC Bearings, Inc. *	3,400	(564,094)
Toro Co. (The)	5,600	(410,480)
Wabtec Corp.	7,300	(524,578)
Xylem, Inc.	7,200	(573,264)
		(5,261,915)
Marine — (0.0)%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	389	(439,661)
Dfds A/S (Denmark)	760	(27,598)
Kirby Corp. *	6,800	(558,688)
Kuehne + Nagel International AG (Switzerland)	788	(116,120)
		(1,142,067)
Media — (0.1)%
Altice Europe NV (Netherlands)*	68,029	(356,811)
Cardlytics, Inc. *	3,800	(127,376)
Liberty Broadband Corp. (Class A Stock)*	2,800	(292,656)
Liberty Broadband Corp. (Class C Stock)*	2,800	(293,076)
New York Times Co. (The) (Class A Stock)	13,600	(387,328)
Schibsted ASA (Norway) (Class A Stock)	4,259	(125,973)
Sirius XM Holdings, Inc.	88,300	(552,317)
Telenet Group Holding NV (Belgium)	2,799	(131,957)
		(2,267,494)
Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd. (Canada)	2,856	(153,056)
Barrick Gold Corp. (Canada)	7,501	(129,768)
Compass Minerals International, Inc.	5,900	(333,291)
First Quantum Minerals Ltd. (Zambia)	22,553	(189,467)
Franco-Nevada Corp. (Canada)	1,048	(95,493)
Lundin Mining Corp. (Chile)	17,974	(84,521)
Norsk Hydro ASA (Norway)	33,881	(119,343)
thyssenkrupp AG (Germany)	59,094	(819,073)
Wheaton Precious Metals Corp. (Canada)	15,143	(397,077)

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Yamana Gold, Inc. (Brazil)	9,713	$ (30,792)
		(2,351,881)
Mortgage Real Estate Investment Trusts (REITs) — (0.0)%
Apollo Commercial Real Estate Finance, Inc.	14,200	(272,214)
Granite Point Mortgage Trust, Inc.	8,300	(155,542)
		(427,756)
Multiline Retail — (0.0)%
Dollar Tree, Inc. *	5,800	(662,128)
Dollarama, Inc. (Canada)	9,525	(340,998)
		(1,003,126)
Multi-Utilities — (0.1)%
Ameren Corp.	6,400	(512,320)
CMS Energy Corp.	9,100	(581,945)
RWE AG (Germany)	28,661	(896,729)
WEC Energy Group, Inc.	6,100	(580,110)
		(2,571,104)
Oil, Gas & Consumable Fuels — (0.2)%
ARC Resources Ltd. (Canada)	4,927	(23,466)
Callon Petroleum Co. *	40,500	(175,770)
Cameco Corp. (Canada)	14,412	(136,848)
Canadian Natural Resources Ltd. (Canada)	588	(15,645)
Cenovus Energy, Inc. (Canada)	28,957	(271,680)
Cimarex Energy Co.	9,000	(431,460)
CNX Resources Corp. *	16,000	(116,160)
Concho Resources, Inc.	7,400	(502,460)
Diamondback Energy, Inc.	5,800	(521,478)
Enbridge, Inc. (Canada)	19,302	(677,468)
EOG Resources, Inc.	4,700	(348,834)
Hess Corp.	2,500	(151,200)
Imperial Oil Ltd. (Canada)	1,899	(49,451)
Inter Pipeline Ltd. (Canada)	23,052	(404,543)
Keyera Corp. (Canada)	7,984	(193,867)
Koninklijke Vopak NV (Netherlands)	3,823	(196,733)
Matador Resources Co. *	18,800	(310,764)
Murphy Oil Corp.	25,000	(552,750)
Pembina Pipeline Corp. (Canada)	9,607	(356,116)
PrairieSky Royalty Ltd. (Canada)	5,187	(72,352)
Suncor Energy, Inc. (Canada)	7,553	(238,246)
TC Energy Corp. (Canada)	11,053	(572,318)
Vermilion Energy, Inc. (Canada)	5,484	(91,355)
Whiting Petroleum Corp. *	16,600	(133,298)
Williams Cos., Inc. (The)	16,900	(406,614)
		(6,950,876)
Paper & Forest Products — (0.0)%
Stora Enso OYJ (Finland) (Class R Stock)	24,261	(292,697)
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	48,241	(430,407)
West Fraser Timber Co. Ltd. (Canada)	1,466	(58,647)
		(781,751)
	Shares	Value
Common Stocks (continued)
Personal Products — (0.0)%
elf Beauty, Inc.*	7,500	$ (131,325)
Pharmaceuticals — (0.0)%
Aerie Pharmaceuticals, Inc. *	7,800	(149,916)
Cara Therapeutics, Inc. *	7,800	(142,584)
Collegium Pharmaceutical, Inc. *	5,800	(66,584)
Dermira, Inc. *	9,200	(58,788)
MyoKardia, Inc. *	7,600	(396,340)
Nektar Therapeutics *	14,800	(269,582)
Orion OYJ (Finland) (Class B Stock)	964	(35,938)
Recordati SpA (Italy)	568	(24,371)
Theravance Biopharma, Inc. *	8,700	(169,476)
Tricida, Inc. *	3,200	(98,784)
Vifor Pharma AG (Switzerland)	1,489	(237,718)
		(1,650,081)
Professional Services — (0.1)%
Equifax, Inc.	4,000	(562,680)
IHS Markit Ltd. *	9,800	(655,424)
Upwork, Inc. *	18,800	(250,134)
Verisk Analytics, Inc.	4,600	(727,444)
Willdan Group, Inc. *	1,800	(63,144)
		(2,258,826)
Real Estate Management & Development — (0.0)%
City Developments Ltd. (Singapore)	2,700	(19,177)
Howard Hughes Corp. (The) *	2,500	(324,000)
Marcus & Millichap, Inc. *	1,900	(67,431)
		(410,608)
Road & Rail — (0.0)%
J.B. Hunt Transport Services, Inc.	4,800	(531,120)
Saia, Inc. *	2,400	(224,880)
Werner Enterprises, Inc.	9,100	(321,230)
		(1,077,230)
Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Energy Industries, Inc. *	6,000	(344,460)
Advanced Micro Devices, Inc. *	22,300	(646,477)
ams AG (Austria)*	2,486	(110,582)
ASML Holding NV (Netherlands)	694	(172,478)
First Solar, Inc. *	7,700	(446,677)
Kulicke & Soffa Industries, Inc. (Singapore)	10,600	(248,888)
Marvell Technology Group Ltd.	15,200	(379,544)
Microchip Technology, Inc.	6,800	(631,788)
Nanometrics, Inc. *	4,200	(137,004)
STMicroelectronics NV (Switzerland)	18,759	(363,213)
		(3,481,111)
Software — (0.2)%
2U, Inc. *	10,800	(175,824)
8x8, Inc. *	14,400	(298,368)
Alteryx, Inc. (Class A Stock)*	4,600	(494,178)
Anaplan, Inc. *	9,900	(465,300)
Appfolio, Inc. (Class A Stock)*	2,700	(256,878)
Appian Corp. *	5,200	(247,000)
Avalara, Inc. *	7,800	(524,862)

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
BlackBerry Ltd. (Canada)*	10,980	$ (57,517)
Coupa Software, Inc. *	4,800	(621,936)
DocuSign, Inc. *	12,200	(755,424)
Everbridge, Inc. *	4,600	(283,866)
Guidewire Software, Inc. *	5,000	(526,900)
Instructure, Inc. *	6,200	(240,188)
LivePerson, Inc. *	4,000	(142,800)
Pegasystems, Inc.	7,300	(496,765)
Pluralsight, Inc. (Class A Stock)*	14,000	(235,130)
PROS Holdings, Inc. *	5,800	(345,680)
Q2 Holdings, Inc. *	7,100	(559,977)
Rapid7, Inc. *	6,200	(281,418)
SailPoint Technologies Holding, Inc. *	14,600	(272,874)
ShotSpotter, Inc. *	1,500	(34,545)
Smartsheet, Inc. (Class A Stock)*	11,400	(410,742)
Synchronoss Technologies, Inc. *	7,300	(39,420)
Varonis Systems, Inc. *	5,000	(298,900)
Workday, Inc. (Class A Stock)*	3,200	(543,872)
Zendesk, Inc. *	6,800	(495,584)
Zuora, Inc. (Class A Stock)*	14,200	(213,710)
		(9,319,658)
Specialty Retail — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	5,900	(92,040)
Advance Auto Parts, Inc.	3,900	(645,060)
At Home Group, Inc. *	9,500	(91,390)
Carvana Co. *	7,200	(475,200)
CECONOMY AG (Germany)*	12,703	(68,730)
Children’s Place, Inc. (The)	2,200	(169,378)
Dufry AG (Switzerland)*	1,439	(120,334)
Fielmann AG (Germany)	882	(64,967)
Monro, Inc.	1,200	(94,812)
National Vision Holdings, Inc. *	11,400	(274,398)
Tiffany & Co.	6,300	(583,569)
TJX Cos., Inc. (The)	2,800	(156,072)
		(2,835,950)
Technology Hardware, Storage & Peripherals — (0.0)%
3D Systems Corp. *	20,200	(164,630)
Immersion Corp. *	5,300	(40,545)
Pure Storage, Inc. (Class A Stock)*	42,200	(714,868)
Stratasys Ltd. *	9,200	(196,006)
		(1,116,049)
Textiles, Apparel & Luxury Goods — (0.0)%
Canada Goose Holdings, Inc. (Canada)*	335	(14,729)
Cie Financiere Richemont SA (Switzerland)	1,246	(91,455)
Crocs, Inc. *	3,100	(86,056)
Moncler SpA (Italy)	2,852	(101,755)
Oxford Industries, Inc.	2,700	(193,590)
Puma SE (Germany)	705	(54,629)
Swatch Group AG (The) (Switzerland)	357	(94,777)
		(636,991)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance — (0.0)%
LendingTree, Inc. *	1,800	$ (558,774)
Mr. Cooper Group, Inc. *	14,500	(153,990)
Northwest Bancshares, Inc.	18,100	(296,659)
Provident Financial Services, Inc.	11,200	(274,736)
		(1,284,159)
Tobacco — (0.0)%
Swedish Match AB (Sweden)	5,146	(212,827)
Trading Companies & Distributors — (0.1)%
Air Lease Corp.	14,100	(589,662)
Fastenal Co.	18,800	(614,196)
Finning International, Inc. (Canada)	5,883	(102,975)
NOW, Inc. *	17,700	(203,019)
SiteOne Landscape Supply, Inc. *	7,200	(532,944)
		(2,042,796)
Transportation Infrastructure — (0.0)%
Atlantia SpA (Italy)	6,434	(155,690)
Water Utilities — (0.0)%
Aqua America, Inc.	2,500	(112,075)
Wireless Telecommunication Services — (0.0)%
1&1 Drillisch AG (Germany)	494	(15,422)
Boingo Wireless, Inc. *	7,200	(79,920)
Millicom International Cellular SA (Colombia) SDR	2,150	(104,300)
Tele2 AB (Sweden) (Class B Stock)	3,455	(51,420)
		(251,062)

Total Common Stocks (proceeds received $125,564,311)		(128,251,191)
Preferred Stocks — (0.0)%
Chemicals — (0.0)%
FUCHS PETROLUB SE (Germany) (PRFC)	1,105	(41,506)
Health Care Equipment & Supplies — (0.0)%
Sartorius AG (Germany) (PRFC)	545	(99,488)

Total Preferred Stocks (proceeds received $122,729)		(140,994)

Interest Rate	Maturity Date	Principal Amount (000)#
Sovereign Bond — (0.1)%
Canadian Government Bond (Canada),
2.750%	12/01/48	CAD	3,900	(3,776,805)
(proceeds received $3,351,168)

Total Securities Sold Short (proceeds received $129,038,208)				(132,168,990)

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $2,147,367)	$ (1,793,111)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—102.5% (cost $4,012,580,888)	4,681,578,763

Liabilities in excess of other assets(z) — (2.5)%	(114,262,559)

Net Assets — 100.0%	$ 4,567,316,204

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
AUDOIS	Australian Overnight Index Swap
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CAC40	French Stock Market Index
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
DAX	German Stock Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HONIX	Hong Kong Brokers’ Association Over Night Rate
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OJSC	Open Joint-Stock Company
OMXH	Helsinki Stock Exchange
OMXS30	Nordic Exchange Stockholm Index
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SGX	Singapore Exchange
SLM	Student Loan Mortgage
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
XLON	London Stock Exchange
XSTO	Stockholm Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $189,372 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,457,162; cash collateral of $69,536,915 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,449,850. The aggregate value of $171,552 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(vv)	Includes an amount of $2,230,347 segregated as collateral for OTC derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	10/04/19	$119.25	17		17	$ 3,188
5 Year U.S. Treasury Notes Futures	Call	10/25/19	$119.00	14		14	6,891
5 Year U.S. Treasury Notes Futures	Call	10/25/19	$119.25	6		6	2,250
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$129.00	39		39	—
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$130.00	6		6	—
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$130.25	26		26	—
10 Year Euro-Bund Futures	Call	10/25/19	174.00	11	EUR	11	11,150
10 Year Euro-Bund Futures	Call	10/25/19	180.50	259	EUR	259	2,823
10 Year Euro-Bund Futures	Call	10/25/19	181.00	135	EUR	135	1,471
10 Year Euro-Bund Futures	Call	11/22/19	186.50	10	EUR	10	109
10 Year U.S. Treasury Notes Futures	Call	10/04/19	$130.25	17		17	6,906
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$129.00	39		39	59,719
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$129.50	23		23	26,594
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$130.00	45		45	37,969
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$130.25	10		10	7,188
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$136.00	440		440	6,875
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$137.00	52		52	—
A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$137.25	200		200	$ —
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$138.00	433		433	—
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$140.00	113		113	—
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$140.50	113		113	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$142.00	10		10	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$143.00	6		6	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$144.00	7		7	—
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$144.50	1		1	—
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$158.00	2		2	9,250
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$161.00	3		3	7,125
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$162.00	11		11	19,766
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$162.50	14		14	21,656
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$163.00	7		7	9,297
Australian Dollar Currency	Call	10/04/19	68.50	12		12	420
Australian Dollar Currency	Call	10/04/19	69.00	3		3	30
Australian Dollar Currency	Call	11/08/19	68.00	9		9	4,410
Australian Dollar Currency	Call	11/08/19	68.50	3		3	930
Australian Dollar Currency	Call	12/06/19	68.00	3		3	2,100
Canadian Dollar Currency	Call	10/04/19	75.50	3		3	750
Canadian Dollar Currency	Call	10/04/19	76.00	12		12	600
Canadian Dollar Currency	Call	10/04/19	76.50	5		5	25
Canadian Dollar Currency	Call	11/08/19	75.00	3		3	2,730
Canadian Dollar Currency	Call	11/08/19	76.00	3		3	1,080
Euro Futures	Call	10/04/19	1.10	6		750	1,050
Euro Futures	Call	10/04/19	1.12	4		500	75
Euro Futures	Call	10/04/19	1.13	3		375	19
Euro Futures	Call	11/08/19	1.10	3		375	2,475
Euro Futures	Call	11/08/19	1.11	3		375	1,763
Euro Futures	Call	11/08/19	1.11	6		750	2,475
Euro Futures	Call	11/08/19	1.12	3		375	1,238
Euro Futures	Call	12/06/19	1.11	6		750	4,050
Euro-Bobl	Call	11/22/19	141.00	14	EUR	14	76
Euro-OAT	Call	11/22/19	200.00	116	EUR	116	1,264
Euro-Schatz	Call	11/22/19	114.10	23	EUR	23	125
Euro-Schatz	Call	11/22/19	114.90	52	EUR	52	283
Euro-Schatz	Call	11/22/19	114.90	329	EUR	329	1,793
Euro-Schatz	Call	11/22/19	116.00	200	EUR	200	1,090
Euro-Schatz	Call	11/22/19	116.00	350	EUR	350	1,907
U.K. Gilt	Call	11/22/19	159.00	9	GBP	9	—
2 Year U.S. Treasury Notes Futures	Put	10/25/19	$105.25	140		280	—
2 Year U.S. Treasury Notes Futures	Put	10/25/19	$105.38	140		280	—
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$112.25	18		18	—
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$113.00	409		409	—
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$114.25	400		400	—
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$114.50	273		273	—
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$115.50	288		288	2,250
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$115.75	262		262	2,047
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$119.00	70		70	24,063
5 Year U.S. Treasury Notes Futures	Put	11/22/19	$109.00	2		2	—
5 Year U.S. Treasury Notes Futures	Put	11/22/19	$109.25	124		124	—
5 Year U.S. Treasury Notes Futures	Put	11/22/19	$110.75	48		48	—
5 Year U.S. Treasury Notes Futures	Put	11/22/19	$111.00	8		8	—
10 Year Euro-Bund Futures	Put	10/25/19	173.00	44	EUR	44	16,785
10 Year Euro-Bund Futures	Put	11/22/19	151.00	88	EUR	88	959
10 Year Euro-Bund Futures	Put	11/22/19	158.00	58	EUR	58	632
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$124.00	400		400	—
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$129.00	3		3	656
A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$130.25	6		6	$ 3,938
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$115.00	2		2	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$116.00	52		52	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$116.00	119		119	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$117.00	19		19	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$118.00	118		118	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$118.50	22		22	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$118.50	78		78	—
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$119.50	3		3	—
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$141.00	25		25	—
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$141.50	25		25	—
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$146.00	1,137		1,137	—
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$160.00	12		12	8,813
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$164.00	12		12	31,687
30 Year U.S. Ultra Treasury Bonds	Put	11/22/19	$130.00	2		2	—
30 Year U.S. Ultra Treasury Bonds	Put	11/22/19	$137.00	6		6	—
Australian Dollar Currency	Put	11/08/19	67.50	6		6	3,420
Euro Dollar Futures	Put	12/16/19	$ 97.13	54		135	338
Euro Futures	Put	11/08/19	1.04	20		2,500	625
Euro Futures	Put	11/08/19	1.11	3		375	3,863
Euro-Bobl	Put	11/22/19	128.50	50	EUR	50	272
Euro-BTP	Put	10/25/19	134.00	48	EUR	48	523
Euro-OAT	Put	11/22/19	150.00	38	EUR	38	414
Japanese Yen Currency	Put	10/04/19	94.00	3		4	3,975
Total Exchange Traded (cost $454,561)							$378,245

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs EUR	Call	Citibank, N.A.	10/21/19	1.13	—		1,390	$ 46,939
Currency Option USD vs EUR	Call	JPMorgan Chase Bank, N.A.	10/21/19	1.15	—		1,500	69,394
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00	—		2,900	—
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00	—		600	—
Currency Option USD vs KRW	Call	Barclays Bank PLC	01/30/20	1,194.30	—		2,800	46,928
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	10/21/19	1.15	—	EUR	2,200	127,467
Currency Option USD vs AUD	Put	Citibank, N.A.	12/05/19	0.70	—		1,450	2,670
Currency Option USD vs BRL	Put	Barclays Bank PLC	11/26/19	3.95	—		1,430	5,167
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	12/12/19	4.02	—		1,041	8,428
Currency Option USD vs BRL	Put	Barclays Bank PLC	12/17/19	4.11	—		1,400	23,335
Currency Option USD vs BRL	Put	Citibank, N.A.	01/10/20	4.11	—		1,400	26,649
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	01/14/20	14,000.00	—		2,160	7,849
Currency Option USD vs INR	Put	Goldman Sachs Bank USA	10/14/19	68.70	—		1,450	56
Currency Option USD vs INR	Put	Barclays Bank PLC	01/13/20	68.50	—		2,850	4,182
Currency Option USD vs INR	Put	Goldman Sachs Bank USA	05/13/20	62.50	—		7,500	650
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	12/17/19	19.35	—		1,400	7,418
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	12/18/19	19.53	—		4,500	49,140
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	11/01/19	65.50	—		1,420	20,082
Currency Option USD vs RUB	Put	Citibank, N.A.	11/20/19	65.28	—		1,430	19,672
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	12/18/19	64.00	—		1,400	9,996
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	12/20/19	63.93	—		4,290	43,887
Currency Option USD vs SEK	Put	Goldman Sachs Bank USA	12/12/19	9.47	—		1,430	4,380
Currency Option USD vs SGD	Put	Bank of America, N.A.	10/15/19	1.32	—		1,000	3
Total OTC Traded (cost $504,118)								$524,292

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 03/12/21	Call	Bank of America, N.A.	03/10/20	1.50%	1.50%(S)	3 Month LIBOR(Q)		40,480	$ 60,439
1- Year Interest Rate Swap, 03/12/21	Call	Deutsche Bank AG	03/10/20	1.50%	1.50%(S)	3 Month LIBOR(Q)		41,810	62,425
2- Year Interest Rate Swap, 07/01/22	Put	Morgan Stanley Capital Services LLC	06/29/20	(0.15)%	6 Month JPY LIBOR(S)	(0.147)%(S)	JPY	167,000	1,467
30- Year Interest Rate Swap, 08/21/50	Put	Deutsche Bank AG	08/19/20	1.78%	3 Month LIBOR(Q)	1.78%(S)		800	43,092
30- Year Interest Rate Swap, 08/25/51	Put	Morgan Stanley Capital Services LLC	08/23/21	1.75%	3 Month LIBOR(Q)	1.75%(S)		600	48,974
30- Year Interest Rate Swap, 08/31/51	Put	Credit Suisse International	08/26/21	1.73%	3 Month LIBOR(Q)	1.73%(S)		700	58,672
CDX.NA.IG.32.V1, 06/20/24	Put	BNP Paribas S.A.	10/16/19	1.10%	CDX.NA.IG.32.V1(Q)	1.00%(Q)		12,000	287
CDX.NA.IG.32.V1, 06/20/24	Put	BNP Paribas S.A.	10/16/19	1.15%	CDX.NA.IG.32.V1(Q)	1.00%(Q)		10,000	171
CDX.NA.IG.32.V1, 06/20/24	Put	Credit Suisse First Boston Corp.	10/16/19	1.20%	CDX.NA.IG.32.V1(Q)	1.00%(Q)		7,600	97
Total OTC Swaptions (cost $262,108)									$ 275,624
Total Options Purchased (cost $1,220,787)									$1,178,161
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contract		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	10/25/19	$119.00	43		43	$ (21,164)
5 Year U.S. Treasury Notes Futures	Call	10/25/19	$119.50	83		83	(22,695)
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$119.50	77		77	(34,289)
10 Year Euro-Bund Futures	Call	10/25/19	175.00	3	EUR	3	(1,504)
10 Year Euro-Bund Futures	Call	10/25/19	176.00	24	EUR	24	(5,232)
10 Year Euro-Bund Futures	Call	10/25/19	177.00	11	EUR	11	(959)
10 Year Euro-Bund Futures	Call	10/25/19	178.00	11	EUR	11	(360)
10 Year Euro-Bund Futures	Call	11/22/19	173.00	4	EUR	4	(8,414)
10 Year Euro-Bund Futures	Call	11/22/19	173.00	6	EUR	6	(12,622)
10 Year Euro-Bund Futures	Call	11/22/19	175.00	11	EUR	11	(9,831)
10 Year Euro-Bund Futures	Call	11/22/19	175.00	17	EUR	17	(15,194)
10 Year Euro-Bund Futures	Call	11/22/19	176.00	13	EUR	13	(6,801)
10 Year Euro-Bund Futures	Call	11/22/19	178.50	23	EUR	23	(2,758)
10 Year Euro-Bund Futures	Call	11/22/19	178.50	22	EUR	22	(2,638)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$130.00	29		29	(24,469)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$130.50	5		5	(2,969)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$130.75	17		17	(8,500)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$131.00	59		59	(23,969)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$131.25	9		9	(2,953)
A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$131.50	43		43	$ (11,422)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$132.00	66		66	(11,344)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$132.50	38		38	(4,156)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$133.00	53		53	(4,141)
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$131.00	40		40	(28,125)
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$131.50	12		12	(6,562)
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$132.00	34		34	(13,812)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$160.00	11		11	(33,516)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$164.00	15		15	(14,297)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$165.00	50		50	(34,375)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$166.00	33		33	(15,469)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$167.00	22		22	(7,219)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$168.00	26		26	(5,688)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$170.00	23		23	(2,516)
20 Year U.S. Treasury Bonds Futures	Call	11/22/19	$162.00	50		50	(123,437)
20 Year U.S. Treasury Bonds Futures	Call	11/22/19	$163.00	44		44	(88,000)
20 Year U.S. Treasury Bonds Futures	Call	11/22/19	$164.00	37		37	(59,547)
20 Year U.S. Treasury Bonds Futures	Call	11/22/19	$165.00	17		17	(21,781)
Australian Dollar Currency	Call	11/08/19	70.00	6		6	(420)
Euro Futures	Call	10/04/19	1.11	22		2,750	(413)
Euro-Bobl	Call	10/25/19	136.50	14	EUR	14	(305)
Euro-Bobl	Call	11/22/19	136.50	14	EUR	14	(1,144)
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$117.00	43		430	(672)
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$119.50	28		28	(17,500)
10 Year Euro-Bund Futures	Put	10/25/19	170.50	46	EUR	46	(2,507)
10 Year Euro-Bund Futures	Put	10/25/19	170.50	44	EUR	44	(2,398)
10 Year Euro-Bund Futures	Put	10/25/19	172.00	32	EUR	32	(5,581)
10 Year Euro-Bund Futures	Put	10/25/19	172.50	11	EUR	11	(2,877)
10 Year Euro-Bund Futures	Put	10/25/19	173.00	1	EUR	1	(381)
10 Year Euro-Bund Futures	Put	10/25/19	173.50	28	EUR	28	(14,954)
10 Year Euro-Bund Futures	Put	10/25/19	174.00	9	EUR	9	(6,671)
10 Year Euro-Bund Futures	Put	11/22/19	173.00	4	EUR	4	(2,965)
10 Year Euro-Bund Futures	Put	11/22/19	173.00	6	EUR	6	(4,447)
10 Year Euro-Bund Futures	Put	11/22/19	175.00	11	EUR	11	(18,823)
10 Year Euro-Bund Futures	Put	11/22/19	175.00	17	EUR	17	(29,091)
10 Year Euro-Bund Futures	Put	11/22/19	176.00	13	EUR	13	(31,598)
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$129.50	63		63	(21,656)
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$130.00	29		29	(15,406)
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$130.50	38		38	(29,687)
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$131.00	24		24	(26,250)
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$129.00	21		21	(9,516)
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$129.50	11		11	(6,875)
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$130.00	95		95	(78,672)
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$159.00	19		19	(9,203)
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$161.00	9		9	(9,562)
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$162.00	6		6	(8,906)
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$163.00	9		9	(18,141)
Euro Dollar Futures	Put	12/16/19	$ 97.88	54		135	(4,725)
Euro Futures	Put	10/04/19	1.12	11		1,375	(19,112)
Euro Futures	Put	11/08/19	1.11	12		1,500	(25,500)
Euro Futures	Put	11/08/19	1.12	6		750	(12,750)
Euro-Bobl	Put	10/25/19	136.50	14	EUR	14	(13,276)
Euro-Bobl	Put	11/22/19	136.50	14	EUR	14	(14,115)
Euro-Schatz	Put	11/22/19	112.20	50	EUR	50	(1,907)
Euro-Schatz	Put	11/22/19	112.20	76	EUR	76	(2,899)
Total Exchange Traded (premiums received $1,314,913)							$(1,163,633)

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	JPMorgan Chase Bank, N.A.	10/21/19	1.22	—	EUR	2,200	$ (1)
Currency Option USD vs BRL	Call	Citibank, N.A.	11/19/19	4.18	—		1,430	(24,644)
Currency Option USD vs BRL	Call	Goldman Sachs Bank USA	12/12/19	4.28	—		1,041	(14,019)
Currency Option USD vs CNH	Call	HSBC Bank USA, N.A.	10/22/19	7.18	—		1,000	(4,291)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	01/14/20	15,000.00	—		2,160	(8,505)
Currency Option USD vs INR	Call	Barclays Bank PLC	01/13/20	71.70	—		2,850	(38,497)
Currency Option USD vs RUB	Call	Citibank, N.A.	11/20/19	70.46	—		1,430	(2,090)
Currency Option USD vs SEK	Call	Goldman Sachs Bank USA	12/12/19	9.87	—		1,430	(15,228)
Inflation Cap Option, Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	500	(1,038)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	04/22/24	4.00%	—		800	—
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%	—		200	(1)
2- Year 10 CMS Curve Floor	Put	Morgan Stanley Capital Services LLC	01/02/20	0.00%	—		18,900	(11,978)
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	10/08/19	3.75	—		2,140	(8)
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	12/12/19	3.88	—		1,041	(2,670)
Currency Option USD vs BRL	Put	Barclays Bank PLC	12/17/19	3.99	—		2,800	(19,610)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/10/20	4.00	—		2,800	(26,054)
Currency Option USD vs CNH	Put	HSBC Bank USA, N.A.	10/22/19	7.05	—		1,000	(1,661)
Currency Option USD vs EUR	Put	JPMorgan Chase Bank, N.A.	10/21/19	1.22	—		1,500	—
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	12/17/19	19.00	—		2,800	(6,426)
Currency Option USD vs RUB	Put	Citibank, N.A.	11/01/19	64.25	—		2,840	(13,994)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	11/20/19	62.87	—		1,430	(2,822)
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	12/18/19	63.00	—		2,800	(9,771)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase Bank, N.A.	03/24/20	0.00%	—		1,900	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	04/07/20	0.00%	—		2,500	—
A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase Bank, N.A.	10/02/20	0.00%	—	1,000	$ (1)
Total OTC Traded (premiums received $447,387)							$(203,309)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3 Month x 10- Year Interest Rate Swap, 12/19/29	Call	Bank of America, N.A.	12/09/19	1.35%	3 Month LIBOR(Q)	1.35%(S)		1,130	$ (6,392)
3 Month x 10- Year Interest Rate Swap, 12/19/29	Call	Bank of America, N.A.	12/09/19	1.35%	3 Month LIBOR(Q)	1.35%(S)		120	(679)
30- Year Interest Rate Swap, 12/09/49	Call	Citibank, N.A.	12/05/19	0.05%	6 Month EURIBOR(S)	0.05%(A)	EUR	350	(6,582)
30- Year Interest Rate Swap, 12/17/49	Call	Deutsche Bank AG	12/13/19	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	500	(8,153)
30- Year Interest Rate Swap, 12/17/49	Call	Deutsche Bank AG	12/13/19	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	700	(11,414)
30- Year Interest Rate Swap, 12/17/49	Call	Barclays Bank PLC	12/13/19	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	100	(1,631)
30- Year Interest Rate Swap, 12/17/49	Call	Barclays Bank PLC	12/13/19	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	300	(4,892)
30- Year Interest Rate Swap, 12/17/49	Call	Goldman Sachs Bank USA	12/13/19	0.25%	6 Month EURIBOR(S)	0.25%(A)	EUR	1,100	(50,301)
A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5- Year Interest Rate Swap, 03/12/25	Call	Bank of America, N.A.	03/10/20	1.40%	3 Month LIBOR(Q)	1.40%(S)		2,716	$ (22,192)
5- Year Interest Rate Swap, 03/12/25	Call	Citibank, N.A.	03/10/20	1.40%	3 Month LIBOR(Q)	1.40%(S)		5,874	(47,996)
5- Year Interest Rate Swap, 03/12/25	Call	Deutsche Bank AG	03/10/20	1.40%	3 Month LIBOR(Q)	1.40%(S)		8,870	(72,477)
5- Year Interest Rate Swap, 10/25/24	Call	Goldman Sachs Bank USA	10/23/19	1.34%	3 Month LIBOR(Q)	1.34%(S)		2,200	(2,603)
5- Year Interest Rate Swap, 10/25/24	Call	Goldman Sachs Bank USA	10/23/19	1.50%	3 Month LIBOR(Q)	1.50%(S)		2,200	(8,153)
iTraxx.32.V1, 06/20/24	Call	Deutsche Bank AG	12/18/19	0.40%	iTraxx.32.V1(Q)	1.00%(Q)	EUR	400	(143)
iTraxx.32.V1, 12/20/24	Call	Merrill Lynch International	12/18/19	0.48%	iTraxx.32.V1(Q)	1.00%(Q)	EUR	300	(136)
iTraxx.32.V1, 12/20/24	Call	Deutsche Bank AG	01/15/20	0.48%	iTraxx.32.V1(Q)	1.00%(Q)	EUR	500	(324)
iTraxx.32.V1, 12/20/24	Call	Deutsche Bank AG	01/15/20	0.48%	iTraxx.32.V1(Q)	1.00%(Q)	EUR	500	(324)
iTraxx.32.V1, 12/20/24	Call	BNP Paribas S.A.	01/15/20	0.48%	iTraxx.32.V1(Q)	1.00%(Q)	EUR	200	(129)
2- Year Interest Rate Swap, 07/01/22	Put	Morgan Stanley Capital Services LLC	06/29/20	(0.05)%	(0.05)%(S)	6 Month JPY LIBOR(S)	JPY	334,000	(1,137)
3 Month x 10- Year Interest Rate Swap, 12/19/29	Put	Bank of America, N.A.	12/09/19	1.85%	1.85%(S)	3 Month LIBOR(Q)		1,130	(3,704)
3 Month x 10- Year Interest Rate Swap, 12/19/29	Put	Bank of America, N.A.	12/09/19	1.85%	1.85%(S)	3 Month LIBOR(Q)		120	(393)
3- Year Interest Rate Swap, 08/21/23	Put	Deutsche Bank AG	08/19/20	1.46%	1.46%(S)	3 Month LIBOR(Q)		6,700	(46,995)
A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3- Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		5,000	$ (51,947)
3- Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(S)	3 Month LIBOR(Q)		5,800	(64,236)
5- Year Interest Rate Swap, 10/25/24	Put	Goldman Sachs Bank USA	10/23/19	1.50%	1.50%(S)	3 Month LIBOR(Q)		2,200	(8,299)
5- Year Interest Rate Swap, 10/25/24	Put	Goldman Sachs Bank USA	10/23/19	1.66%	1.66%(S)	3 Month LIBOR(Q)		2,200	(2,167)
CDX.NA.IG.32.V1, 06/20/24	Put	Bank of America, N.A.	10/16/19	0.80%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		400	(29)
CDX.NA.IG.32.V1, 06/20/24	Put	Bank of America, N.A.	11/20/19	0.85%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		1,100	(258)
CDX.NA.IG.32.V1, 06/20/24	Put	Goldman Sachs Bank USA	11/20/19	0.85%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		500	(117)
CDX.NA.IG.32.V1, 06/20/24	Put	Goldman Sachs Bank USA	11/20/19	0.90%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		1,100	(207)
CDX.NA.IG.32.V1, 06/20/24	Put	BNP Paribas S.A.	11/20/19	0.90%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		400	(75)
CDX.NA.IG.32.V1, 06/20/24	Put	Barclays Bank PLC	11/20/19	0.90%	1.00%(Q)	CDX.NA.IG.32.V1(Q)		400	(75)
iTraxx.32.V1, 06/20/24	Put	Deutsche Bank AG	12/18/19	0.70%	1.00%(Q)	iTraxx.32.V1(Q)	EUR	400	(327)
iTraxx.32.V1, 12/20/24	Put	Merrill Lynch International	12/18/19	0.80%	1.00%(Q)	iTraxx.32.V1(Q)	EUR	300	(237)
iTraxx.32.V1, 12/20/24	Put	BNP Paribas S.A.	01/15/20	0.80%	1.00%(Q)	iTraxx.32.V1(Q)	EUR	200	(241)
iTraxx.32.V1, 12/20/24	Put	Deutsche Bank AG	01/15/20	0.80%	1.00%(Q)	iTraxx.32.V1(Q)	EUR	500	(602)
iTraxx.32.V1, 12/20/24	Put	Deutsche Bank AG	01/15/20	0.80%	1.00%(Q)	iTraxx.32.V1(Q)	EUR	500	(602)
Total OTC Swaptions (premiums received $385,067)									$ (426,169)
Total Options Written (premiums received $2,147,367)									$(1,793,111)
A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Financial Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
569	90 Day Euro Dollar	Dec. 2019	$139,461,900	$ 598,225
429	90 Day Euro Dollar	Mar. 2020	105,458,925	99,550
95	90 Day Euro Dollar	Jun. 2020	23,380,687	169,413
60	90 Day Euro Dollar	Mar. 2021	14,790,750	150,875
459	2 Year U.S. Treasury Notes	Dec. 2019	98,914,500	(291,837)
50	3 Year Australian Treasury Bonds	Dec. 2019	10,806,849	14,149
28	5 Year Euro-Bobl	Dec. 2019	4,139,863	(30,541)
1,803	5 Year U.S. Treasury Notes	Dec. 2019	214,824,634	(1,187,946)
283	10 Year Australian Treasury Bonds	Dec. 2019	223,400,143	237,311
12	10 Year Canadian Government Bonds	Dec. 2019	1,291,618	(21,014)
300	10 Year Euro-Bund	Dec. 2019	56,977,340	(664,508)
35	10 Year Japanese Bond	Dec. 2019	50,179,884	(58,590)
27	10 Year U.K. Gilt	Dec. 2019	4,456,456	11,484
321	10 Year U.S. Treasury Notes	Dec. 2019	41,830,312	(413,762)
1,179	20 Year U.S. Treasury Bonds	Dec. 2019	191,366,437	(2,678,374)
7	30 Year Euro Buxl	Dec. 2019	1,659,455	(48,830)
8	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	1,535,250	(26,507)
84	ASX SPI 200 Index	Dec. 2019	9,471,041	17,177
25	Australian Dollar Currency	Dec. 2019	1,692,000	(20,995)
26	British Pound Currency	Dec. 2019	2,003,950	(9,907)
295	Euro STOXX 50 Index	Dec. 2019	11,430,619	130,555
113	Euro-BTP Italian Government Bond	Dec. 2019	17,962,353	259,322
36	Euro-OAT	Dec. 2019	6,682,682	(10,616)
54	FTSE 100 Index	Dec. 2019	4,902,300	41,632
28	FTSE/MIB Index	Dec. 2019	3,367,129	43,537
110	IBEX 35 Index	Oct. 2019	11,069,299	245,608
5	Japanese Yen Currency	Dec. 2019	581,125	(5,706)
41	Mexican Peso	Dec. 2019	1,026,230	(11,775)
540	Mini MSCI EAFE Index	Dec. 2019	51,256,800	(263,101)
12	Mini MSCI Emerging Markets Index	Dec. 2019	601,140	(14,265)
7	NASDAQ 100 E-Mini Index	Dec. 2019	1,087,870	(12,789)
169	Russell 2000	Dec. 2019	12,886,250	(489,685)
110	Russian Ruble Currency	Dec. 2019	4,196,500	57,138
103	S&P 500 Stock Index	Dec. 2019	76,696,375	(779,155)
62	S&P Mid Cap 400 E-Mini Index	Dec. 2019	12,015,600	(171,752)
3	S&P/TSX 60 Index	Dec. 2019	451,115	(881)
233	Short Euro-BTP	Dec. 2019	28,618,669	(17,930)
88	TOPIX Index	Dec. 2019	12,924,301	215,604
5	Yen Denominated Nikkei 225 Index	Dec. 2019	505,549	5,534
				(4,933,352)
Short Positions:
147	30 Day Federal Funds	Nov. 2019	60,179,876	53,692
269	90 Day Euro Dollar	Jun. 2021	66,325,312	(282,650)
13	3 Year Australian Treasury Bonds	Dec. 2019	2,809,781	(3,679)
14	5 Year Euro-Bobl	Dec. 2019	2,069,931	(5,341)
189	5 Year U.S. Treasury Notes	Dec. 2019	22,519,055	146,036
7	10 Year Australian Treasury Bonds	Dec. 2019	5,525,799	(4,047)
71	10 Year Canadian Government Bonds	Dec. 2019	7,642,073	10,983
395	10 Year Euro-Bund	Dec. 2019	75,020,164	639,770
9	10 Year Japanese Bond	Dec. 2019	12,903,399	(832)
224	10 Year U.K. Gilt	Dec. 2019	36,972,077	(63,514)
1,052	10 Year U.S. Treasury Notes	Dec. 2019	137,088,750	1,267,233
34	10 Year U.S. Ultra Treasury Notes	Dec. 2019	4,841,812	(59,443)
50	20 Year U.S. Treasury Bonds	Dec. 2019	8,115,625	175,000
66	30 Year Euro Buxl	Dec. 2019	15,646,288	211,516
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	575,719	7,732
A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Financial Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
18	Amsterdam Index	Oct. 2019	$ 2,276,412	$ (14,542)
56	CAC40 10 Euro	Oct. 2019	3,464,484	(43,238)
2	Canadian Dollar Currency	Dec. 2019	151,260	230
20	DAX Index	Dec. 2019	6,763,709	(34,693)
14	Euro Currency	Dec. 2019	1,918,437	21,438
954	Euro Schatz Index	Dec. 2019	116,802,533	270,210
45	Euro STOXX 50 Index	Dec. 2019	1,743,654	(7,846)
2	Euro-BONO Spanish Government Bonds	Dec. 2019	348,545	(163)
18	Euro-BTP Italian Government Bond	Dec. 2019	2,861,260	(12,464)
167	Euro-OAT	Dec. 2019	31,000,218	248,506
22	FTSE 100 Index	Dec. 2019	1,997,234	(26,810)
22	Hang Seng China Enterprises Index	Oct. 2019	3,654,924	4,233
190	OMXS30 Index	Oct. 2019	3,180,322	5,431
278	S&P 500 E-Mini Index	Dec. 2019	41,401,150	284,792
7	SGX MSCI Singapore Index	Oct. 2019	181,945	(503)
31	TOPIX Index	Dec. 2019	4,552,879	(69,682)
				2,717,355
				$(2,215,997)

Commodity Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
64	Brent Crude	Dec. 2019	$ 3,792,000	$ 58,170
41	Brent Crude	Jan. 2020	2,397,680	(54,990)
15	Brent Crude	Feb. 2020	869,100	(20,970)
5	Brent Crude	Mar. 2020	287,800	(39,620)
5	Brent Crude	Jun. 2020	284,150	(23,650)
29	Coffee ’C’	Dec. 2019	1,100,006	8,694
7	Coffee ’C’	Jul. 2020	286,388	2,981
43	Copper	Dec. 2019	2,771,887	(30,519)
13	Copper	Mar. 2020	841,588	(25,271)
166	Corn	Dec. 2019	3,220,400	(139,525)
25	Cotton No. 2	Dec. 2019	760,375	(50,594)
16	Gasoline RBOB	Nov. 2019	1,052,688	63,160
4	Gasoline RBOB	Dec. 2019	256,889	4,822
105	Gold 100 OZ	Dec. 2019	15,465,450	(287,626)
4	Gold 100 OZ	Jun. 2020	595,920	(15,090)
33	Hard Red Winter Wheat	Dec. 2019	684,750	(23,112)
18	Lean Hogs	Dec. 2019	522,720	60,820
6	Lean Hogs	Jun. 2020	221,340	9,230
20	Live Cattle	Dec. 2019	882,400	61,140
7	Live Cattle	Jun. 2020	311,990	14,380
27	LME Copper	Dec. 2019	3,863,531	(7,506)
16	LME Nickel	Nov. 2019	1,642,560	145,296
17	LME Nickel	Dec. 2019	1,740,630	219,538
6	LME Nickel	Mar. 2020	611,892	131,733
36	LME PRI Aluminum	Nov. 2019	1,549,575	(43,825)
16	LME PRI Aluminum	Dec. 2019	691,200	(77,075)
26	LME PRI Aluminum	Dec. 2019	1,123,200	(44,363)
12	LME PRI Aluminum	Mar. 2020	520,350	(30,138)
27	LME Zinc	Nov. 2019	1,627,763	86,431
A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Commodity Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions (cont’d):
25	LME Zinc	Dec. 2019	$ 1,494,688	$ 88,425
42	Low Sulphur Gas Oil	Nov. 2019	2,463,300	141,538
112	Natural Gas	Nov. 2019	3,495,000	105,084
32	Natural Gas	Dec. 2019	801,280	(74,089)
58	No. 2 Soft Red Winter Wheat	Dec. 2019	1,437,675	2,013
26	NY Harbor ULSD	Nov. 2019	2,071,742	86,150
2	NY Harbor ULSD	Dec. 2019	158,626	6,426
74	Silver	Dec. 2019	6,289,260	(435,477)
11	Silver	Jul. 2020	950,070	(58,935)
65	Soybean	Nov. 2019	2,944,500	41,725
52	Soybean Meal	Dec. 2019	1,565,200	(112,588)
64	Soybean Oil	Dec. 2019	1,116,672	23,234
21	Soybean Oil	Jul. 2020	380,268	3,708
90	Sugar #11 (World)	Mar. 2020	1,275,120	76,731
26	Sugar #11 (World)	Jul. 2020	374,192	19,578
106	WTI Crude	Nov. 2019	5,731,420	(30,630)
19	WTI Crude	Dec. 2019	1,025,620	(101,970)
20	WTI Crude	May 2020	1,042,400	(111,670)
				(378,226)
Short Positions:
1	LME Nickel	Nov. 2019	102,660	5,334
6	LME Nickel	Dec. 2019	614,340	(152,700)
1	LME Nickel	Mar. 2020	101,982	5,676
3	LME PRI Aluminum	Nov. 2019	129,131	2,138
16	LME PRI Aluminum	Dec. 2019	691,200	38,462
1	LME PRI Aluminum	Mar. 2020	43,363	775
4	LME Zinc	Nov. 2019	241,150	(13,860)
2	LME Zinc	Dec. 2019	119,575	(4,219)
				(118,394)
				$(496,620)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 10/15/19	Citibank, N.A.	ARS	42,622	$ 899,198	$ 697,110	$ —	$ (202,088)
Expiring 10/15/19	Citibank, N.A.	ARS	16,660	351,479	272,487	—	(78,992)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	ARS	18,321	382,235	297,348	—	(84,887)
Expiring 10/18/19	Citibank, N.A.	ARS	20,918	429,082	338,207	—	(90,875)
Expiring 10/23/19	HSBC Bank PLC	ARS	133	2,000	2,102	102	—
Expiring 10/23/19	HSBC Bank PLC	ARS	65	1,000	1,035	35	—
Expiring 10/24/19	Citibank, N.A.	ARS	3,043	63,072	48,103	—	(14,969)
Expiring 10/25/19	JPMorgan Chase Bank, N.A.	ARS	13,549	247,603	213,364	—	(34,239)
Expiring 10/25/19	JPMorgan Chase Bank, N.A.	ARS	13,278	241,822	209,106	—	(32,716)
Expiring 10/28/19	HSBC Bank PLC	ARS	317	5,000	4,941	—	(59)
Expiring 11/04/19	BNP Paribas S.A.	ARS	20,075	347,011	305,483	—	(41,528)
Expiring 12/18/19	Barclays Bank PLC	ARS	16,525	231,930	223,263	—	(8,667)
Expiring 12/18/19	BNP Paribas S.A.	ARS	11,765	221,560	158,950	—	(62,610)
Expiring 12/18/19	Goldman Sachs International	ARS	53,086	1,039,062	717,219	—	(321,843)
Expiring 01/27/20	JPMorgan Chase Bank, N.A.	ARS	19,631	353,199	245,868	—	(107,331)
A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	AUD	4,523	$ 3,055,603	$ 3,053,036	$ —	$ (2,567)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	AUD	3,228	2,180,740	2,178,908	—	(1,832)
Expiring 10/03/19	BNP Paribas S.A.	AUD	619	417,509	417,842	333	—
Expiring 10/03/19	Goldman Sachs & Co. LLC	AUD	10	6,729	6,751	22	—
Expiring 10/03/19	Standard Chartered Bank	AUD	925	622,761	624,401	1,640	—
Expiring 10/03/19	Standard Chartered Bank	AUD	293	201,230	197,783	—	(3,447)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	AUD	1,131	764,670	763,868	—	(802)
Expiring 12/18/19	Barclays Bank PLC	AUD	11,800	8,129,344	7,984,770	—	(144,574)
Expiring 12/18/19	Barclays Bank PLC	AUD	11,208	7,703,141	7,583,965	—	(119,176)
Expiring 12/18/19	Barclays Bank PLC	AUD	8,192	5,599,454	5,543,463	—	(55,991)
Expiring 12/18/19	Barclays Bank PLC	AUD	6,437	4,403,400	4,355,723	—	(47,677)
Expiring 12/18/19	Barclays Bank PLC	AUD	5,755	3,972,092	3,894,555	—	(77,537)
Expiring 12/18/19	Barclays Bank PLC	AUD	1,871	1,281,755	1,266,173	—	(15,582)
Expiring 12/18/19	Citibank, N.A.	AUD	4,088	2,803,356	2,766,219	—	(37,137)
Expiring 12/18/19	Citibank, N.A.	AUD	1,994	1,370,820	1,349,277	—	(21,543)
Expiring 12/18/19	Citibank, N.A.	AUD	1,456	994,752	985,228	—	(9,524)
Expiring 12/18/19	Citibank, N.A.	AUD	885	601,613	598,513	—	(3,100)
Expiring 12/18/19	Citibank, N.A.	AUD	885	595,441	598,513	3,072	—
Expiring 12/18/19	Citibank, N.A.	AUD	885	594,033	598,513	4,480	—
Expiring 12/18/19	Citibank, N.A.	AUD	885	600,630	598,513	—	(2,117)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	9,090	6,199,335	6,150,952	—	(48,383)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	7,830	5,390,432	5,298,554	—	(91,878)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	6,138	4,227,368	4,153,301	—	(74,067)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	5,013	3,443,075	3,392,384	—	(50,691)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	2,813	1,916,038	1,903,672	—	(12,366)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	2,472	1,702,619	1,672,450	—	(30,169)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	894	607,392	604,815	—	(2,577)
Expiring 12/19/19	UBS AG	AUD	489	331,127	331,223	96	—
Brazilian Real,
Expiring 10/02/19	Citibank, N.A.	BRL	481	118,000	115,646	—	(2,354)
Expiring 10/02/19	Citibank, N.A.	BRL	479	118,000	115,189	—	(2,811)
Expiring 10/02/19	Deutsche Bank AG	BRL	6,245	1,500,593	1,502,763	2,170	—
Expiring 10/02/19	Deutsche Bank AG	BRL	5,953	1,430,440	1,432,509	2,069	—
Expiring 10/10/19	JPMorgan Chase Bank, N.A.	BRL	3,073	800,000	739,079	—	(60,921)
Expiring 10/17/19	BNP Paribas S.A.	BRL	2,760	694,348	663,399	—	(30,949)
Expiring 10/17/19	BNP Paribas S.A.	BRL	1,693	412,783	407,010	—	(5,773)
Expiring 10/17/19	Citibank, N.A.	BRL	9,680	2,545,024	2,326,705	—	(218,319)
Expiring 10/17/19	Citibank, N.A.	BRL	6,878	1,800,806	1,653,210	—	(147,596)
Expiring 10/17/19	Citibank, N.A.	BRL	5,545	1,461,429	1,332,884	—	(128,545)
Expiring 10/17/19	Citibank, N.A.	BRL	4,800	1,263,490	1,153,738	—	(109,752)
Expiring 10/17/19	Citibank, N.A.	BRL	4,680	1,123,757	1,124,894	1,137	—
Expiring 10/17/19	Citibank, N.A.	BRL	2,870	687,672	689,839	2,167	—
Expiring 11/04/19	Credit Suisse AG	BRL	5,953	1,422,085	1,429,061	6,976	—
Expiring 11/04/19	Credit Suisse AG	BRL	3,128	747,349	751,015	3,666	—
Expiring 12/19/19	Barclays Bank PLC	BRL	736	179,200	176,208	—	(2,992)
Expiring 12/19/19	Goldman Sachs International	BRL	18,424	4,472,308	4,412,523	—	(59,785)
A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 01/03/20	Citibank, N.A.	BRL	4,800	$ 1,258,257	$ 1,148,624	$ —	$ (109,633)
Expiring 01/03/20	Goldman Sachs & Co. LLC	BRL	4,900	1,284,875	1,172,553	—	(112,322)
Expiring 01/14/20	Citibank, N.A.	BRL	450	107,692	107,641	—	(51)
British Pound,
Expiring 10/02/19	Bank of America, N.A.	GBP	14,421	17,769,116	17,732,838	—	(36,278)
Expiring 10/02/19	BNP Paribas S.A.	GBP	176	219,344	216,420	—	(2,924)
Expiring 10/02/19	Citibank, N.A.	GBP	2,939	3,621,143	3,613,952	—	(7,191)
Expiring 10/02/19	Citibank, N.A.	GBP	582	724,226	715,659	—	(8,567)
Expiring 10/02/19	Citibank, N.A.	GBP	365	457,924	448,824	—	(9,100)
Expiring 10/02/19	Goldman Sachs & Co. LLC	GBP	407	507,582	500,469	—	(7,113)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	GBP	10,514	12,923,388	12,928,580	5,192	—
Expiring 10/03/19	BNP Paribas S.A.	GBP	166	200,489	204,132	3,643	—
Expiring 10/03/19	Standard Chartered Bank	GBP	5	6,214	6,148	—	(66)
Expiring 10/03/19	UBS AG	GBP	173	213,914	212,740	—	(1,174)
Expiring 10/17/19	Barclays Bank PLC	GBP	150	185,420	184,572	—	(848)
Expiring 10/17/19	Citibank, N.A.	GBP	1,270	1,586,634	1,562,713	—	(23,921)
Expiring 10/17/19	Citibank, N.A.	GBP	170	212,099	209,182	—	(2,917)
Expiring 11/04/19	Morgan Stanley & Co. International PLC	GBP	2,939	3,617,057	3,619,113	2,056	—
Expiring 12/18/19	Barclays Bank PLC	GBP	11,804	14,608,098	14,562,653	—	(45,445)
Expiring 12/18/19	Barclays Bank PLC	GBP	6,490	8,082,561	8,006,675	—	(75,886)
Expiring 12/18/19	Barclays Bank PLC	GBP	5,719	7,095,271	7,055,353	—	(39,918)
Expiring 12/18/19	Barclays Bank PLC	GBP	4,512	5,648,279	5,566,954	—	(81,325)
Expiring 12/18/19	Barclays Bank PLC	GBP	3,369	4,173,195	4,155,677	—	(17,518)
Expiring 12/18/19	Barclays Bank PLC	GBP	3,331	4,101,767	4,108,920	7,153	—
Expiring 12/18/19	Barclays Bank PLC	GBP	3,076	3,807,462	3,794,344	—	(13,118)
Expiring 12/18/19	Barclays Bank PLC	GBP	2,714	3,398,297	3,348,557	—	(49,740)
Expiring 12/18/19	Barclays Bank PLC	GBP	117	144,544	143,965	—	(579)
Expiring 12/18/19	Citibank, N.A.	GBP	1,080	1,314,983	1,332,215	17,232	—
Expiring 12/18/19	Citibank, N.A.	GBP	1,080	1,331,488	1,332,214	726	—
Expiring 12/18/19	Citibank, N.A.	GBP	1,080	1,321,405	1,332,215	10,810	—
Expiring 12/18/19	Citibank, N.A.	GBP	1,080	1,321,410	1,332,215	10,805	—
Expiring 12/18/19	Citibank, N.A.	GBP	1,080	1,337,144	1,332,215	—	(4,929)
Expiring 12/18/19	Citibank, N.A.	GBP	1,080	1,340,134	1,332,215	—	(7,919)
Expiring 12/18/19	Citibank, N.A.	GBP	1,080	1,339,481	1,332,215	—	(7,266)
Expiring 12/18/19	Citibank, N.A.	GBP	1,080	1,326,990	1,332,215	5,225	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	15,322	19,023,301	18,902,910	—	(120,391)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	6,756	8,333,372	8,335,222	1,850	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	5,292	6,537,553	6,528,284	—	(9,269)
Expiring 12/18/19	UBS AG	GBP	2,313	2,871,415	2,852,873	—	(18,542)
Expiring 12/18/19	UBS AG	GBP	125	155,064	154,209	—	(855)
Expiring 12/19/19	UBS AG	GBP	135	167,634	166,926	—	(708)
Canadian Dollar,
Expiring 10/02/19	BNP Paribas S.A.	CAD	658	496,536	496,676	140	—
Expiring 10/02/19	Citibank, N.A.	CAD	320	241,430	241,545	115	—
Expiring 10/02/19	HSBC Bank PLC	CAD	4,198	3,167,107	3,168,767	1,660	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	CAD	105	79,308	79,257	—	(51)
Expiring 10/03/19	BNP Paribas S.A.	CAD	275	206,553	207,581	1,028	—
Expiring 10/03/19	Goldman Sachs & Co. LLC	CAD	1,651	1,247,016	1,246,241	—	(775)
Expiring 10/03/19	Standard Chartered Bank	CAD	4	3,015	3,019	4	—
A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	CAD	17,561	$ 13,266,040	$ 13,272,999	$ 6,959	$ —
Expiring 12/18/19	Barclays Bank PLC	CAD	7,451	5,634,076	5,631,562	—	(2,514)
Expiring 12/18/19	Barclays Bank PLC	CAD	1,371	1,039,077	1,035,920	—	(3,157)
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	765,186	769,385	4,199	—
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	768,167	769,385	1,218	—
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	766,429	769,385	2,956	—
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	765,857	769,386	3,529	—
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	769,714	769,385	—	(329)
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	766,306	769,386	3,080	—
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	768,674	769,386	712	—
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	763,268	769,386	6,118	—
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	766,848	769,386	2,538	—
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	772,116	769,385	—	(2,731)
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	773,163	769,385	—	(3,778)
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	774,754	769,386	—	(5,368)
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	773,751	769,386	—	(4,365)
Expiring 12/18/19	Citibank, N.A.	CAD	1,018	765,746	769,385	3,639	—
Expiring 12/18/19	Citibank, N.A.	CAD	153	115,549	115,643	94	—
Expiring 12/18/19	Citibank, N.A.	CAD	5	3,767	3,780	13	—
Expiring 12/18/19	Citibank, N.A.	CAD	2	1,510	1,512	2	—
Expiring 12/18/19	Citibank, N.A.	CAD	1	756	756	—	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	46,373	35,069,835	35,050,442	—	(19,393)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	2,816	2,130,356	2,128,447	—	(1,909)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	2,382	1,800,753	1,800,424	—	(329)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	510	388,129	385,372	—	(2,757)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	479	362,044	362,389	345	—
Expiring 12/18/19	UBS AG	CAD	9,900	7,529,468	7,482,762	—	(46,706)
Expiring 12/19/19	UBS AG	CAD	60	45,330	45,316	—	(14)
Chilean Peso,
Expiring 10/17/19	BNP Paribas S.A.	CLP	607,047	877,971	832,835	—	(45,136)
Expiring 12/19/19	Citibank, N.A.	CLP	159,051	220,540	218,493	—	(2,047)
Chinese Renminbi,
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	13,253	1,862,091	1,855,311	—	(6,780)
Expiring 03/18/20	Deutsche Bank AG	CNH	7,262	1,016,390	1,012,766	—	(3,624)
Expiring 03/18/20	HSBC Bank PLC	CNH	4,552	633,843	634,801	958	—
Colombian Peso,
Expiring 10/15/19	Citibank, N.A.	COP	5,153,471	1,610,570	1,479,819	—	(130,751)
Expiring 10/15/19	Citibank, N.A.	COP	3,732,556	1,166,504	1,071,804	—	(94,700)
Expiring 10/17/19	Citibank, N.A.	COP	5,855,060	1,805,446	1,681,120	—	(124,326)
Expiring 12/19/19	Barclays Bank PLC	COP	754,233	220,665	215,906	—	(4,759)
Expiring 01/15/20	Natwest Markets PLC	COP	5,153,471	1,482,501	1,472,950	—	(9,551)
Expiring 01/15/20	Natwest Markets PLC	COP	3,395,821	976,877	970,584	—	(6,293)
Danish Krone,
Expiring 10/01/19	Bank of America, N.A.	DKK	52,244	7,685,733	7,627,546	—	(58,187)
Expiring 10/01/19	JPMorgan Chase Bank, N.A.	DKK	2,180	334,934	318,278	—	(16,656)
Expiring 10/01/19	UBS AG	DKK	50,738	7,435,187	7,407,663	—	(27,524)
Expiring 12/18/19	Citibank, N.A.	DKK	163	24,424	23,956	—	(468)
Expiring 12/18/19	Citibank, N.A.	DKK	41	6,112	6,025	—	(87)
Expiring 01/02/20	Goldman Sachs & Co. LLC	DKK	4,350	641,449	640,214	—	(1,235)
A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/02/19	BNP Paribas S.A.	EUR	531	$ 587,300	$ 578,861	$ —	$ (8,439)
Expiring 10/02/19	BNP Paribas S.A.	EUR	217	241,241	236,559	—	(4,682)
Expiring 10/02/19	BNP Paribas S.A.	EUR	210	231,968	228,928	—	(3,040)
Expiring 10/02/19	BNP Paribas S.A.	EUR	130	143,389	141,717	—	(1,672)
Expiring 10/02/19	Citibank, N.A.	EUR	6,101	6,747,543	6,650,905	—	(96,638)
Expiring 10/02/19	Citibank, N.A.	EUR	956	1,051,716	1,042,167	—	(9,549)
Expiring 10/02/19	Citibank, N.A.	EUR	947	1,042,164	1,032,357	—	(9,807)
Expiring 10/02/19	Citibank, N.A.	EUR	213	234,326	232,199	—	(2,127)
Expiring 10/02/19	Citibank, N.A.	EUR	185	202,254	201,675	—	(579)
Expiring 10/02/19	Citibank, N.A.	EUR	154	169,986	167,881	—	(2,105)
Expiring 10/02/19	Citibank, N.A.	EUR	112	123,949	122,095	—	(1,854)
Expiring 10/02/19	Goldman Sachs & Co. LLC	EUR	237	262,015	258,361	—	(3,654)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	EUR	32,824	35,827,750	35,782,897	—	(44,853)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	EUR	5,716	6,239,014	6,231,203	—	(7,811)
Expiring 10/03/19	BNP Paribas S.A.	EUR	185	201,705	201,692	—	(13)
Expiring 10/03/19	UBS AG	EUR	767	849,504	836,201	—	(13,303)
Expiring 10/03/19	UBS AG	EUR	375	415,497	408,833	—	(6,664)
Expiring 10/17/19	Barclays Bank PLC	EUR	2,130	2,363,729	2,324,861	—	(38,868)
Expiring 10/17/19	Barclays Bank PLC	EUR	1,000	1,104,209	1,091,484	—	(12,725)
Expiring 10/17/19	Barclays Bank PLC	EUR	699	776,478	762,948	—	(13,530)
Expiring 10/17/19	Barclays Bank PLC	EUR	400	442,619	436,594	—	(6,025)
Expiring 10/17/19	Citibank, N.A.	EUR	1,490	1,683,557	1,626,311	—	(57,246)
Expiring 10/17/19	Citibank, N.A.	EUR	850	937,423	927,762	—	(9,661)
Expiring 10/17/19	Citibank, N.A.	EUR	150	167,056	163,723	—	(3,333)
Expiring 10/17/19	Citibank, N.A.	EUR	133	150,700	145,168	—	(5,532)
Expiring 10/17/19	Goldman Sachs Bank USA	EUR	1,109	1,220,455	1,210,456	—	(9,999)
Expiring 10/23/19	Citibank, N.A.	EUR	628	709,703	685,792	—	(23,911)
Expiring 12/18/19	Barclays Bank PLC	EUR	93,280	103,616,489	102,310,179	—	(1,306,310)
Expiring 12/18/19	Barclays Bank PLC	EUR	394	436,678	432,571	—	(4,107)
Expiring 12/18/19	Barclays Bank PLC	EUR	316	347,391	346,547	—	(844)
Expiring 12/18/19	Barclays Bank PLC	EUR	126	139,579	138,035	—	(1,544)
Expiring 12/18/19	Barclays Bank PLC	EUR	38	41,592	41,477	—	(115)
Expiring 12/18/19	Citibank, N.A.	EUR	282	313,780	309,300	—	(4,480)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	448	497,381	491,766	—	(5,615)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	374	414,090	410,274	—	(3,816)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	197	219,128	216,400	—	(2,728)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	181	200,392	198,383	—	(2,009)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	21	23,560	23,232	—	(328)
Expiring 12/18/19	UBS AG	EUR	1,125	1,253,978	1,233,908	—	(20,070)
Expiring 12/18/19	UBS AG	EUR	375	417,347	411,302	—	(6,045)
Expiring 12/18/19	UBS AG	EUR	250	279,249	274,202	—	(5,047)
Expiring 12/19/19	Goldman Sachs International	EUR	304	333,072	333,207	135	—
Expiring 12/19/19	UBS AG	EUR	6,240	6,932,761	6,844,359	—	(88,402)
Expiring 12/19/19	UBS AG	EUR	257	286,454	281,845	—	(4,609)
Expiring 12/19/19	UBS AG	EUR	128	141,514	139,973	—	(1,541)
Expiring 12/19/19	UBS AG	EUR	122	134,457	133,936	—	(521)
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	15	19,178	17,048	—	(2,130)
Hong Kong Dollar,
Expiring 12/16/19	BNP Paribas S.A.	HKD	175	22,445	22,395	—	(50)
A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 12/16/19	HSBC Bank PLC	HKD	1,498	$ 191,697	$ 191,246	$ —	$ (451)
Expiring 12/16/19	JPMorgan Chase Bank, N.A.	HKD	3,897	498,856	497,643	—	(1,213)
Expiring 12/16/19	JPMorgan Chase Bank, N.A.	HKD	2,927	374,603	373,735	—	(868)
Expiring 12/16/19	Morgan Stanley & Co. International PLC	HKD	3,696	473,132	471,970	—	(1,162)
Expiring 12/16/19	Standard Chartered Bank	HKD	3,048	390,108	389,186	—	(922)
Expiring 12/19/19	BNP Paribas S.A.	HKD	877	111,918	111,920	2	—
Indian Rupee,
Expiring 10/15/19	Barclays Bank PLC	INR	27,736	390,400	390,702	302	—
Expiring 10/17/19	Barclays Bank PLC	INR	467,261	6,648,094	6,580,569	—	(67,525)
Expiring 10/17/19	BNP Paribas S.A.	INR	13,462	189,000	189,588	588	—
Expiring 10/17/19	Citibank, N.A.	INR	7,173	103,474	101,020	—	(2,454)
Expiring 10/17/19	Goldman Sachs & Co. LLC	INR	71	1,000	1,005	5	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	INR	75,190	1,050,046	1,058,922	8,876	—
Expiring 10/18/19	HSBC Bank PLC	INR	50,844	691,000	715,965	24,965	—
Expiring 10/18/19	HSBC Bank PLC	INR	50,463	709,744	710,601	857	—
Expiring 10/18/19	HSBC Bank PLC	INR	10,304	140,000	145,097	5,097	—
Expiring 12/18/19	BNP Paribas S.A.	INR	11,716	163,000	163,914	914	—
Expiring 12/18/19	HSBC Bank PLC	INR	11,925	166,000	166,826	826	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	INR	13,344	184,811	186,682	1,871	—
Expiring 01/17/20	Barclays Bank PLC	INR	369,476	5,157,579	5,150,518	—	(7,061)
Expiring 04/27/20	HSBC Bank PLC	INR	153,144	2,087,000	2,108,489	21,489	—
Expiring 05/04/20	BNP Paribas S.A.	INR	152,450	2,075,000	2,097,163	22,163	—
Indonesian Rupiah,
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	IDR	22,921,095	1,615,869	1,611,920	—	(3,949)
Expiring 10/17/19	Barclays Bank PLC	IDR	63,677,643	4,482,132	4,477,074	—	(5,058)
Expiring 12/18/19	HSBC Bank PLC	IDR	1,239,304	88,000	86,558	—	(1,442)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	IDR	56,380	4,000	3,938	—	(62)
Expiring 12/18/19	Standard Chartered Bank	IDR	22,116,067	1,521,887	1,544,669	22,782	—
Expiring 12/18/19	Standard Chartered Bank	IDR	10,794,113	742,782	753,901	11,119	—
Expiring 12/18/19	Standard Chartered Bank	IDR	2,368,464	168,000	165,422	—	(2,578)
Japanese Yen,
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	JPY	184,400	1,706,078	1,705,685	—	(393)
Expiring 10/02/19	UBS AG	JPY	667,000	6,322,275	6,169,697	—	(152,578)
Expiring 10/03/19	BNP Paribas S.A.	JPY	44,888	415,374	415,241	—	(133)
Expiring 10/03/19	Morgan Stanley & Co. International PLC	JPY	89,338	835,301	826,430	—	(8,871)
Expiring 10/17/19	Goldman Sachs Bank USA	JPY	3,212	30,090	29,744	—	(346)
Expiring 11/05/19	Morgan Stanley & Co. International PLC	JPY	174,300	1,623,283	1,616,160	—	(7,123)
Expiring 11/05/19	UBS AG	JPY	558,400	5,200,224	5,177,646	—	(22,578)
Expiring 12/18/19	Barclays Bank PLC	JPY	4,548,787	42,979,641	42,323,435	—	(656,206)
Expiring 12/18/19	Citibank, N.A.	JPY	293,735	2,776,218	2,733,008	—	(43,210)
Expiring 12/18/19	Citibank, N.A.	JPY	250,805	2,332,796	2,333,573	777	—
Expiring 12/18/19	Citibank, N.A.	JPY	201,595	1,908,894	1,875,701	—	(33,193)
Expiring 12/18/19	Citibank, N.A.	JPY	201,595	1,926,966	1,875,702	—	(51,264)
Expiring 12/18/19	Citibank, N.A.	JPY	201,595	1,896,212	1,875,703	—	(20,509)
Expiring 12/18/19	Citibank, N.A.	JPY	201,594	1,907,470	1,875,702	—	(31,768)
Expiring 12/18/19	Citibank, N.A.	JPY	125,121	1,172,766	1,164,168	—	(8,598)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	862,871	8,030,547	8,028,439	—	(2,108)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	606,330	5,655,146	5,641,501	—	(13,645)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	300,198	2,789,996	2,793,139	3,143	—
A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	218,519	$ 2,030,877	$ 2,033,172	$ 2,295	$ —
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	120,791	1,140,993	1,123,880	—	(17,113)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	120,250	1,118,366	1,118,850	484	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	101,385	944,714	943,324	—	(1,390)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	69,116	650,004	643,083	—	(6,921)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	61,844	576,319	575,416	—	(903)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	10,336	96,199	96,171	—	(28)
Expiring 12/18/19	UBS AG	JPY	762,500	7,156,245	7,094,555	—	(61,690)
Expiring 12/19/19	UBS AG	JPY	20,773	193,850	193,300	—	(550)
Expiring 12/19/19	UBS AG	JPY	18,356	170,860	170,806	—	(54)
Expiring 12/19/19	UBS AG	JPY	10,750	100,072	100,031	—	(41)
Expiring 12/19/19	UBS AG	JPY	9,148	85,251	85,125	—	(126)
Malaysian Ringgit,
Expiring 11/04/19	Morgan Stanley & Co. International PLC	MYR	1,300	309,671	310,333	662	—
Mexican Peso,
Expiring 10/09/19	Citibank, N.A.	MXN	9,477	485,619	479,448	—	(6,171)
Expiring 10/09/19	HSBC Bank PLC	MXN	16,587	846,751	839,169	—	(7,582)
Expiring 10/17/19	Barclays Bank PLC	MXN	25,607	1,327,125	1,293,566	—	(33,559)
Expiring 10/17/19	Barclays Bank PLC	MXN	24,500	1,255,522	1,237,663	—	(17,859)
Expiring 10/17/19	Barclays Bank PLC	MXN	20,055	1,014,224	1,013,119	—	(1,105)
Expiring 10/17/19	Citibank, N.A.	MXN	3,000	156,091	151,550	—	(4,541)
Expiring 10/17/19	Goldman Sachs Bank USA	MXN	3,600	181,873	181,860	—	(13)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	MXN	3,900	194,923	197,016	2,093	—
Expiring 11/19/19	Citibank, N.A.	MXN	19,067	952,787	958,024	5,237	—
Expiring 12/19/19	Goldman Sachs Bank USA	MXN	2,117	107,692	105,883	—	(1,809)
Expiring 12/19/19	UBS AG	MXN	4,377	222,118	218,956	—	(3,162)
Expiring 01/22/20	JPMorgan Chase Bank, N.A.	MXN	15,665	779,464	779,651	187	—
New Taiwanese Dollar,
Expiring 10/16/19	BNP Paribas S.A.	TWD	33,290	1,072,000	1,074,059	2,059	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	TWD	63,496	2,048,271	2,048,749	478	—
Expiring 11/21/19	Barclays Bank PLC	TWD	9,703	313,000	313,701	701	—
Expiring 11/21/19	Citibank, N.A.	TWD	2,181	70,000	70,519	519	—
Expiring 11/21/19	Credit Suisse AG	TWD	2,156	69,000	69,701	701	—
Expiring 11/21/19	HSBC Bank PLC	TWD	7,388	237,000	238,872	1,872	—
Expiring 11/21/19	Standard Chartered Bank	TWD	9,422	302,000	304,609	2,609	—
Expiring 11/21/19	Standard Chartered Bank	TWD	1,495	48,000	48,340	340	—
Expiring 12/18/19	Deutsche Bank AG	TWD	33,290	1,085,003	1,078,015	—	(6,988)
New Zealand Dollar,
Expiring 10/02/19	Bank of America, N.A.	NZD	1,867	1,175,731	1,169,175	—	(6,556)
Expiring 10/02/19	BNP Paribas S.A.	NZD	792	510,189	495,975	—	(14,214)
Expiring 10/02/19	Citibank, N.A.	NZD	787	497,135	492,844	—	(4,291)
Expiring 10/03/19	Goldman Sachs & Co. LLC	NZD	1,020	644,544	638,772	—	(5,772)
Expiring 10/03/19	HSBC Bank PLC	NZD	989	621,894	619,358	—	(2,536)
Expiring 10/03/19	Standard Chartered Bank	NZD	978	617,460	612,470	—	(4,990)
Expiring 12/18/19	Barclays Bank PLC	NZD	12,925	8,129,788	8,108,180	—	(21,608)
Expiring 12/18/19	Barclays Bank PLC	NZD	6,550	4,180,186	4,109,043	—	(71,143)
Expiring 12/18/19	Barclays Bank PLC	NZD	3,257	2,043,653	2,043,530	—	(123)
A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 12/18/19	Citibank, N.A.	NZD	990	$ 636,482	$ 620,996	$ —	$ (15,486)
Expiring 12/18/19	Citibank, N.A.	NZD	990	633,544	620,997	—	(12,547)
Expiring 12/18/19	Citibank, N.A.	NZD	990	632,963	620,996	—	(11,967)
Expiring 12/18/19	Citibank, N.A.	NZD	990	625,161	620,996	—	(4,165)
Expiring 12/18/19	Citibank, N.A.	NZD	990	629,086	620,997	—	(8,089)
Expiring 12/18/19	Citibank, N.A.	NZD	990	633,903	620,996	—	(12,907)
Expiring 12/18/19	Citibank, N.A.	NZD	990	637,760	620,997	—	(16,763)
Expiring 12/18/19	Citibank, N.A.	NZD	990	634,176	620,997	—	(13,179)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	72,579	46,391,138	45,532,465	—	(858,673)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	11,869	7,526,604	7,445,920	—	(80,684)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	9,731	6,113,343	6,104,852	—	(8,491)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	8,941	5,721,433	5,609,424	—	(112,009)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	7,678	4,857,909	4,816,871	—	(41,038)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	7,270	4,587,418	4,560,920	—	(26,498)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	4,509	2,862,010	2,828,743	—	(33,267)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	1,786	1,130,657	1,120,245	—	(10,412)
Norwegian Krone,
Expiring 10/03/19	BNP Paribas S.A.	NOK	12	1,321	1,319	—	(2)
Expiring 10/03/19	Citibank, N.A.	NOK	1,919	210,957	210,946	—	(11)
Expiring 10/03/19	Standard Chartered Bank	NOK	5,595	625,703	615,030	—	(10,673)
Expiring 12/18/19	Barclays Bank PLC	NOK	43,364	4,830,418	4,772,665	—	(57,753)
Expiring 12/18/19	Barclays Bank PLC	NOK	35,590	3,975,109	3,917,045	—	(58,064)
Expiring 12/18/19	Barclays Bank PLC	NOK	3,120	343,675	343,381	—	(294)
Expiring 12/18/19	Citibank, N.A.	NOK	2	220	220	—	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	117,099	13,034,526	12,888,050	—	(146,476)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	59,014	6,573,219	6,495,212	—	(78,007)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	7,835	867,697	862,350	—	(5,347)
Peruvian Nuevo Sol,
Expiring 10/09/19	Citibank, N.A.	PEN	1,555	464,190	461,106	—	(3,084)
Expiring 10/09/19	Citibank, N.A.	PEN	404	120,580	119,779	—	(801)
Expiring 10/17/19	Goldman Sachs Bank USA	PEN	3,029	915,742	898,129	—	(17,613)
Expiring 12/19/19	BNP Paribas S.A.	PEN	749	221,964	221,418	—	(546)
Philippine Peso,
Expiring 12/19/19	BNP Paribas S.A.	PHP	186	3,555	3,571	16	—
Polish Zloty,
Expiring 10/17/19	Barclays Bank PLC	PLN	1	247	234	—	(13)
Expiring 01/17/20	Barclays Bank PLC	PLN	1	234	234	—	—
Expiring 02/10/20	Standard Chartered Bank	PLN	3,639	928,242	909,072	—	(19,170)
Romanian Leu,
Expiring 10/22/19	BNP Paribas S.A.	RON	2,609	612,050	599,171	—	(12,879)
Expiring 10/22/19	Citibank, N.A.	RON	2,582	602,312	592,970	—	(9,342)
Expiring 10/22/19	Citibank, N.A.	RON	924	218,970	212,202	—	(6,768)
Russian Ruble,
Expiring 10/15/19	Bank of America, N.A.	RUB	112,373	1,744,924	1,729,046	—	(15,878)
A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 10/17/19	Citibank, N.A.	RUB	11,400	$ 178,531	$ 175,353	$ —	$ (3,178)
Expiring 10/17/19	Goldman Sachs & Co. LLC	RUB	5,116	79,000	78,697	—	(303)
Expiring 10/17/19	Goldman Sachs & Co. LLC	RUB	129	2,000	1,982	—	(18)
Expiring 10/17/19	Goldman Sachs Bank USA	RUB	234,964	3,665,299	3,614,299	—	(51,000)
Expiring 10/17/19	Standard Chartered Bank	RUB	16,778	258,000	258,081	81	—
Expiring 10/17/19	UBS AG	RUB	8,326	129,000	128,068	—	(932)
Expiring 11/05/19	Citibank, N.A.	RUB	12,290	186,000	188,555	2,555	—
Expiring 11/15/19	Standard Chartered Bank	RUB	100,946	1,537,586	1,546,689	9,103	—
Expiring 11/15/19	Standard Chartered Bank	RUB	92,291	1,405,760	1,414,082	8,322	—
Expiring 11/21/19	Barclays Bank PLC	RUB	43,444	644,095	665,120	21,025	—
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	RUB	23,946	371,800	366,604	—	(5,196)
Expiring 12/19/19	Goldman Sachs Bank USA	RUB	8,057	123,846	122,847	—	(999)
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	4,000	1,062,982	1,066,482	3,500	—
Expiring 11/14/19	Bank of America, N.A.	SAR	462	123,164	123,179	15	—
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	8,990	6,541,165	6,510,626	—	(30,539)
Expiring 12/18/19	Barclays Bank PLC	SGD	5,907	4,281,710	4,277,791	—	(3,919)
Expiring 12/18/19	Barclays Bank PLC	SGD	811	588,080	587,434	—	(646)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	4,276	3,100,040	3,096,352	—	(3,688)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	2,158	1,563,485	1,563,157	—	(328)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	674	490,382	487,834	—	(2,548)
Expiring 12/19/19	UBS AG	SGD	43	31,251	31,266	15	—
South African Rand,
Expiring 10/07/19	Citibank, N.A.	ZAR	15,443	1,080,840	1,018,662	—	(62,178)
Expiring 10/07/19	Citibank, N.A.	ZAR	11,839	828,616	780,948	—	(47,668)
Expiring 10/08/19	JPMorgan Chase Bank, N.A.	ZAR	7,220	495,238	476,178	—	(19,060)
Expiring 10/08/19	Morgan Stanley & Co. International PLC	ZAR	7,718	500,016	509,023	9,007	—
Expiring 10/17/19	Citibank, N.A.	ZAR	34,889	2,297,021	2,298,085	1,064	—
South Korean Won,
Expiring 10/17/19	Barclays Bank PLC	KRW	5,258,746	4,387,773	4,398,581	10,808	—
Expiring 10/17/19	Citibank, N.A.	KRW	1,217,722	1,020,637	1,018,541	—	(2,096)
Expiring 02/03/20	Barclays Bank PLC	KRW	1,508,162	1,262,800	1,266,012	3,212	—
Swedish Krona,
Expiring 10/02/19	BNP Paribas S.A.	SEK	11,985	1,229,072	1,217,661	—	(11,411)
Expiring 10/03/19	BNP Paribas S.A.	SEK	4,085	419,991	415,061	—	(4,930)
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	SEK	2,041	211,470	207,378	—	(4,092)
Expiring 10/03/19	Standard Chartered Bank	SEK	190	19,381	19,305	—	(76)
Expiring 10/03/19	UBS AG	SEK	8,041	821,085	817,056	—	(4,029)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	SEK	13,168	1,420,383	1,339,320	—	(81,063)
Expiring 12/18/19	Barclays Bank PLC	SEK	83,690	8,704,415	8,549,175	—	(155,240)
Expiring 12/18/19	Barclays Bank PLC	SEK	55,625	5,786,377	5,682,283	—	(104,094)
Expiring 12/18/19	Barclays Bank PLC	SEK	53,847	5,603,896	5,500,671	—	(103,225)
Expiring 12/18/19	Barclays Bank PLC	SEK	46,161	4,780,561	4,715,525	—	(65,036)
Expiring 12/18/19	Barclays Bank PLC	SEK	41,001	4,262,336	4,188,381	—	(73,955)
Expiring 12/18/19	Barclays Bank PLC	SEK	19,067	1,989,636	1,947,753	—	(41,883)
Expiring 12/18/19	Barclays Bank PLC	SEK	13,472	1,402,734	1,376,228	—	(26,506)
Expiring 12/18/19	Barclays Bank PLC	SEK	7,791	811,099	795,857	—	(15,242)
Expiring 12/18/19	Barclays Bank PLC	SEK	3,928	407,114	401,303	—	(5,811)
Expiring 12/18/19	Citibank, N.A.	SEK	27,570	2,880,407	2,816,358	—	(64,049)
Expiring 12/18/19	Citibank, N.A.	SEK	1,307	135,892	133,514	—	(2,378)
A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 12/18/19	Citibank, N.A.	SEK	1	$ 104	$ 102	$ —	$ (2)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	413,188	42,926,510	42,208,430	—	(718,080)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	144,994	14,954,480	14,811,584	—	(142,896)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	142,373	14,722,673	14,543,834	—	(178,839)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	136,878	14,261,210	13,982,462	—	(278,748)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	124,929	12,961,988	12,761,827	—	(200,161)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	2,638	270,550	269,512	—	(1,038)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	296	30,278	30,256	—	(22)
Expiring 01/17/20	Citibank, N.A.	SEK	13,168	1,352,655	1,347,888	—	(4,767)
Swiss Franc,
Expiring 10/02/19	UBS AG	CHF	1,306	1,313,677	1,308,348	—	(5,329)
Expiring 10/03/19	BNP Paribas S.A.	CHF	214	216,472	214,479	—	(1,993)
Expiring 10/03/19	HSBC Bank PLC	CHF	621	626,823	622,389	—	(4,434)
Expiring 12/18/19	Citibank, N.A.	CHF	76	77,088	76,699	—	(389)
Expiring 12/18/19	Citibank, N.A.	CHF	46	47,200	46,424	—	(776)
Expiring 12/18/19	Citibank, N.A.	CHF	1	1,020	1,009	—	(11)
Expiring 12/18/19	Citibank, N.A.	CHF	1	1,015	1,009	—	(6)
Expiring 12/18/19	Citibank, N.A.	CHF	1	1,013	1,009	—	(4)
Expiring 12/18/19	Citibank, N.A.	CHF	1	1,013	1,010	—	(3)
Expiring 12/18/19	UBS AG	CHF	3,875	3,945,325	3,910,670	—	(34,655)
Expiring 12/19/19	UBS AG	CHF	63	63,616	63,672	56	—
Turkish Lira,
Expiring 12/19/19	Citibank, N.A.	TRY	1,862	311,026	321,267	10,241	—
Expiring 12/19/19	UBS AG	TRY	4,374	730,516	754,469	23,953	—
				$1,004,950,387	$993,599,919	381,085	(11,731,553)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 11/08/19	Citibank, N.A.	ARS	3,529	$ 67,822	$ 53,032	$ 14,790	$ —
Expiring 12/18/19	Barclays Bank PLC	ARS	6,478	91,556	87,516	4,040	—
Expiring 12/18/19	BNP Paribas S.A.	ARS	2,792	40,372	37,718	2,654	—
Expiring 12/18/19	Goldman Sachs International	ARS	33,226	636,395	448,905	187,490	—
Expiring 12/18/19	Goldman Sachs International	ARS	11,874	155,628	160,430	—	(4,802)
Expiring 12/18/19	Goldman Sachs International	ARS	11,874	156,655	160,431	—	(3,776)
Expiring 12/18/19	Goldman Sachs International	ARS	6,882	99,090	92,977	6,113	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	ARS	7,360	104,392	99,433	4,959	—
Australian Dollar,
Expiring 10/02/19	BNP Paribas S.A.	AUD	938	641,485	633,153	8,332	—
Expiring 10/02/19	HSBC Bank PLC	AUD	3,228	2,179,751	2,178,908	843	—
Expiring 10/02/19	HSBC Bank PLC	AUD	2,947	1,990,002	1,989,233	769	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	AUD	205	139,811	138,375	1,436	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	AUD	433	292,299	292,276	23	—
Expiring 10/03/19	Goldman Sachs & Co. LLC	AUD	1,212	820,756	818,135	2,621	—
A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/03/19	HSBC Bank PLC	AUD	324	$ 222,813	$ 218,709	$ 4,104	$ —
Expiring 10/17/19	Citibank, N.A.	AUD	1,396	969,291	942,609	26,682	—
Expiring 11/04/19	Morgan Stanley & Co. International PLC	AUD	4,523	3,058,860	3,056,739	2,121	—
Expiring 11/04/19	Morgan Stanley & Co. International PLC	AUD	3,228	2,183,064	2,181,550	1,514	—
Expiring 12/18/19	Barclays Bank PLC	AUD	8,538	5,834,136	5,777,219	56,917	—
Expiring 12/18/19	Barclays Bank PLC	AUD	7,198	4,875,849	4,870,725	5,124	—
Expiring 12/18/19	Barclays Bank PLC	AUD	5,521	3,737,844	3,736,114	1,730	—
Expiring 12/18/19	Barclays Bank PLC	AUD	2,446	1,666,011	1,655,411	10,600	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	100,232	68,456,907	67,823,964	632,943	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	886	600,521	599,810	711	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	AUD	611	415,550	413,714	1,836	—
Expiring 12/18/19	UBS AG	AUD	400	274,979	270,667	4,312	—
Expiring 12/19/19	UBS AG	AUD	188	129,169	127,078	2,091	—
Brazilian Real,
Expiring 10/02/19	BNP Paribas S.A.	BRL	1,932	464,000	464,995	—	(995)
Expiring 10/02/19	Credit Suisse AG	BRL	5,953	1,424,825	1,432,509	—	(7,684)
Expiring 10/02/19	Credit Suisse AG	BRL	3,128	748,788	752,826	—	(4,038)
Expiring 10/02/19	Goldman Sachs & Co. LLC	BRL	2,143	516,000	515,778	222	—
Expiring 10/10/19	JPMorgan Chase Bank, N.A.	BRL	346	90,000	83,146	6,854	—
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	BRL	5,734	1,472,924	1,378,471	94,453	—
Expiring 10/17/19	BNP Paribas S.A.	BRL	4,210	1,053,053	1,011,925	41,128	—
Expiring 10/17/19	Goldman Sachs Bank USA	BRL	5,240	1,305,854	1,259,497	46,357	—
Expiring 11/21/19	Citibank, N.A.	BRL	1,702	418,000	408,110	9,890	—
Expiring 12/19/19	Goldman Sachs International	BRL	9,252	2,205,467	2,215,912	—	(10,445)
Expiring 01/03/20	Goldman Sachs & Co. LLC	BRL	9,700	2,447,332	2,321,178	126,154	—
Expiring 01/03/20	JPMorgan Chase Bank, N.A.	BRL	954	247,992	228,289	19,703	—
British Pound,
Expiring 10/02/19	Citibank, N.A.	GBP	11,669	14,240,289	14,348,831	—	(108,542)
Expiring 10/02/19	Citibank, N.A.	GBP	10,914	13,318,923	13,420,442	—	(101,519)
Expiring 10/02/19	Citibank, N.A.	GBP	146	178,177	179,529	—	(1,352)
Expiring 10/02/19	HSBC Bank PLC	GBP	569	694,711	699,673	—	(4,962)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	GBP	2,792	3,438,976	3,433,194	5,782	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	GBP	375	453,614	461,120	—	(7,506)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	GBP	2,939	3,612,501	3,613,952	—	(1,451)
Expiring 10/03/19	BNP Paribas S.A.	GBP	514	633,419	632,070	1,349	—
Expiring 10/03/19	JPMorgan Chase Bank, N.A.	GBP	510	622,748	627,151	—	(4,403)
Expiring 10/17/19	Barclays Bank PLC	GBP	1,209	1,518,897	1,487,067	31,830	—
Expiring 10/17/19	BNP Paribas S.A.	GBP	133	166,302	163,654	2,648	—
Expiring 10/17/19	Citibank, N.A.	GBP	210	263,956	258,401	5,555	—
Expiring 10/17/19	Citibank, N.A.	GBP	130	158,343	159,963	—	(1,620)
Expiring 10/17/19	Citibank, N.A.	GBP	125	152,068	153,810	—	(1,742)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	GBP	150	184,947	184,572	375	—
Expiring 11/04/19	Bank of America, N.A.	GBP	14,421	17,793,135	17,758,158	34,977	—
Expiring 11/04/19	Morgan Stanley & Co. International PLC	GBP	10,514	12,939,685	12,947,040	—	(7,355)
Expiring 12/18/19	Barclays Bank PLC	GBP	10,263	12,591,669	12,661,226	—	(69,557)
Expiring 12/18/19	Barclays Bank PLC	GBP	2,659	3,319,083	3,280,704	38,379	—
Expiring 12/18/19	Barclays Bank PLC	GBP	822	1,010,042	1,014,018	—	(3,976)
Expiring 12/18/19	Barclays Bank PLC	GBP	65	81,438	80,365	1,073	—
A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 12/18/19	Citibank, N.A.	GBP	471	$ 578,883	$ 581,061	$ —	$ (2,178)
Expiring 12/18/19	Citibank, N.A.	GBP	410	506,695	505,807	888	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	24,077	29,540,930	29,703,099	—	(162,169)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	6,662	8,389,264	8,219,351	169,913	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	5,138	6,370,632	6,338,016	32,616	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	GBP	2,357	2,938,072	2,907,599	30,473	—
Expiring 12/19/19	UBS AG	GBP	563	698,597	694,962	3,635	—
Canadian Dollar,
Expiring 10/02/19	Citibank, N.A.	CAD	1,183	887,904	892,961	—	(5,057)
Expiring 10/02/19	Goldman Sachs & Co. LLC	CAD	320	241,301	241,545	—	(244)
Expiring 10/02/19	HSBC Bank PLC	CAD	4,856	3,652,303	3,665,443	—	(13,140)
Expiring 10/03/19	BNP Paribas S.A.	CAD	831	627,657	627,272	385	—
Expiring 10/03/19	Citibank, N.A.	CAD	823	625,821	621,233	4,588	—
Expiring 10/03/19	Standard Chartered Bank	CAD	554	417,756	418,181	—	(425)
Expiring 10/17/19	Barclays Bank PLC	CAD	530	404,308	400,036	4,272	—
Expiring 11/04/19	HSBC Bank PLC	CAD	4,198	3,168,720	3,170,473	—	(1,753)
Expiring 12/18/19	Barclays Bank PLC	CAD	4,635	3,495,140	3,503,221	—	(8,081)
Expiring 12/18/19	Barclays Bank PLC	CAD	234	177,938	177,038	900	—
Expiring 12/18/19	Citibank, N.A.	CAD	87	65,505	65,757	—	(252)
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,541	14,631	—	(90)
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,608	14,631	—	(23)
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,590	14,631	—	(41)
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,567	14,631	—	(64)
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,583	14,631	—	(48)
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,640	14,630	10	—
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,569	14,631	—	(62)
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,596	14,630	—	(34)
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,495	14,631	—	(136)
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,599	14,631	—	(32)
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,663	14,631	32	—
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,708	14,631	77	—
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,730	14,632	98	—
Expiring 12/18/19	Citibank, N.A.	CAD	19	14,719	14,631	88	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	11,971	9,033,049	9,048,225	—	(15,176)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	10,671	8,064,897	8,065,191	—	(294)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	10,366	7,838,110	7,834,897	3,213	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	7,618	5,800,741	5,758,245	42,496	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	7,367	5,563,879	5,568,291	—	(4,412)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	4,562	3,441,998	3,448,484	—	(6,486)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	4,314	3,252,828	3,260,893	—	(8,065)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	3,393	2,576,270	2,564,389	11,881	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	1,076	810,629	813,033	—	(2,404)
A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/18/19	Morgan Stanley Capital Services LLC	CAD	657	$ 496,990	$ 496,252	$ 738	$ —
Expiring 12/19/19	BNP Paribas S.A.	CAD	490	373,341	370,702	2,639	—
Expiring 12/19/19	UBS AG	CAD	1,001	761,627	756,290	5,337	—
Chilean Peso,
Expiring 10/17/19	Citibank, N.A.	CLP	607,047	842,536	832,835	9,701	—
Expiring 12/19/19	Citibank, N.A.	CLP	324,183	453,847	445,339	8,508	—
Chinese Renminbi,
Expiring 10/17/19	Barclays Bank PLC	CNH	13,253	1,923,436	1,855,311	68,125	—
Expiring 12/18/19	Natwest Markets PLC	CNH	6,775	943,961	946,919	—	(2,958)
Expiring 12/19/19	Bank of America, N.A.	CNH	37	5,132	5,109	23	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	CNH	13,253	1,857,967	1,851,038	6,929	—
Expiring 03/18/20	Deutsche Bank AG	CNH	1,770	245,673	246,856	—	(1,183)
Expiring 03/18/20	HSBC Bank PLC	CNH	5,101	707,217	711,462	—	(4,245)
Colombian Peso,
Expiring 10/15/19	BNP Paribas S.A.	COP	336,735	104,835	96,694	8,141	—
Expiring 10/15/19	Natwest Markets PLC	COP	5,153,471	1,489,443	1,479,820	9,623	—
Expiring 10/15/19	Natwest Markets PLC	COP	3,395,821	981,451	975,110	6,341	—
Expiring 11/25/19	Citibank, N.A.	COP	5,204,510	1,537,703	1,491,545	46,158	—
Expiring 11/25/19	Citibank, N.A.	COP	655,183	193,578	187,767	5,811	—
Expiring 12/19/19	Barclays Bank PLC	COP	1,482,466	435,520	424,370	11,150	—
Czech Koruna,
Expiring 12/19/19	Citibank, N.A.	CZK	367	15,668	15,516	152	—
Danish Krone,
Expiring 10/01/19	Bank of America, N.A.	DKK	14,856	2,280,385	2,168,947	111,438	—
Expiring 10/01/19	BNP Paribas S.A.	DKK	21,605	3,294,834	3,154,312	140,522	—
Expiring 10/01/19	BNP Paribas S.A.	DKK	4,885	748,578	713,206	35,372	—
Expiring 10/01/19	BNP Paribas S.A.	DKK	3,575	549,662	521,946	27,716	—
Expiring 10/01/19	Citibank, N.A.	DKK	52,711	8,078,643	7,695,721	382,922	—
Expiring 10/01/19	Citibank, N.A.	DKK	4,570	701,303	667,216	34,087	—
Expiring 10/01/19	Goldman Sachs & Co. LLC	DKK	2,885	442,884	421,207	21,677	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	DKK	410	61,841	59,860	1,981	—
Expiring 12/18/19	Citibank, N.A.	DKK	528	79,269	77,672	1,597	—
Expiring 12/18/19	Citibank, N.A.	DKK	504	75,665	74,134	1,531	—
Expiring 12/18/19	Citibank, N.A.	DKK	445	66,766	65,412	1,354	—
Expiring 12/18/19	Citibank, N.A.	DKK	2	298	294	4	—
Expiring 12/19/19	BNP Paribas S.A.	DKK	271	40,411	39,822	589	—
Expiring 01/02/20	Bank of America, N.A.	DKK	52,244	7,748,427	7,689,006	59,421	—
Expiring 01/02/20	UBS AG	DKK	50,738	7,494,935	7,467,351	27,584	—
Euro,
Expiring 10/02/19	BNP Paribas S.A.	EUR	27,717	30,780,310	30,215,585	564,725	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	8,672	9,630,325	9,453,638	176,687	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	2,870	3,190,608	3,128,684	61,924	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	1,035	1,137,349	1,128,288	9,061	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	936	1,030,054	1,020,365	9,689	—
Expiring 10/02/19	BNP Paribas S.A.	EUR	544	600,907	593,033	7,874	—
Expiring 10/02/19	Citibank, N.A.	EUR	3,630	3,968,543	3,957,185	11,358	—
Expiring 10/02/19	Citibank, N.A.	EUR	933	1,024,417	1,017,095	7,322	—
Expiring 10/02/19	Citibank, N.A.	EUR	516	566,590	562,509	4,081	—
Expiring 10/02/19	Goldman Sachs & Co. LLC	EUR	924	1,010,201	1,007,283	2,918	—
Expiring 10/02/19	Natwest Markets PLC	EUR	756	836,581	824,141	12,440	—
Expiring 10/03/19	Citibank, N.A.	EUR	751	830,788	818,352	12,436	—
Expiring 10/03/19	Citibank, N.A.	EUR	194	213,484	211,503	1,981	—
Expiring 10/03/19	Standard Chartered Bank	EUR	561	618,274	611,615	6,659	—
A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/03/19	UBS AG	EUR	394	$ 433,048	$ 429,548	$ 3,500	$ —
Expiring 10/17/19	Barclays Bank PLC	EUR	1,210	1,358,122	1,320,696	37,426	—
Expiring 10/17/19	Barclays Bank PLC	EUR	225	249,184	245,584	3,600	—
Expiring 10/17/19	BNP Paribas S.A.	EUR	448	502,878	488,985	13,893	—
Expiring 10/17/19	BNP Paribas S.A.	EUR	260	292,576	283,785	8,791	—
Expiring 10/17/19	BNP Paribas S.A.	EUR	240	268,811	261,956	6,855	—
Expiring 10/17/19	BNP Paribas S.A.	EUR	230	258,273	251,042	7,231	—
Expiring 10/17/19	BNP Paribas S.A.	EUR	160	179,233	174,638	4,595	—
Expiring 10/17/19	Citibank, N.A.	EUR	650	734,196	709,464	24,732	—
Expiring 10/17/19	Citibank, N.A.	EUR	650	713,313	709,464	3,849	—
Expiring 10/17/19	Citibank, N.A.	EUR	470	524,814	512,997	11,817	—
Expiring 10/17/19	Citibank, N.A.	EUR	441	498,128	481,344	16,784	—
Expiring 10/17/19	Citibank, N.A.	EUR	440	494,035	480,253	13,782	—
Expiring 10/17/19	Citibank, N.A.	EUR	390	438,674	425,679	12,995	—
Expiring 10/17/19	Citibank, N.A.	EUR	370	416,295	403,849	12,446	—
Expiring 10/17/19	Citibank, N.A.	EUR	360	401,211	392,934	8,277	—
Expiring 10/17/19	Citibank, N.A.	EUR	350	393,605	382,019	11,586	—
Expiring 10/17/19	Citibank, N.A.	EUR	300	338,730	327,445	11,285	—
Expiring 10/17/19	Citibank, N.A.	EUR	280	311,290	305,616	5,674	—
Expiring 10/17/19	Citibank, N.A.	EUR	210	233,861	229,211	4,650	—
Expiring 10/17/19	Citibank, N.A.	EUR	100	109,445	109,148	297	—
Expiring 10/17/19	Citibank, N.A.	EUR	100	111,203	109,148	2,055	—
Expiring 10/17/19	Goldman Sachs Bank USA	EUR	290	319,966	316,531	3,435	—
Expiring 10/17/19	Goldman Sachs Bank USA	EUR	249	281,464	271,779	9,685	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	EUR	13,085	14,843,221	14,282,562	560,659	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	EUR	32,824	35,915,949	35,877,500	38,449	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	EUR	5,716	6,254,373	6,247,677	6,696	—
Expiring 12/18/19	Barclays Bank PLC	EUR	187	208,797	205,170	3,627	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,374,590	1,348,915	25,675	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,376,542	1,348,915	27,627	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,372,563	1,348,916	23,647	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,368,273	1,348,916	19,357	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,355,613	1,348,917	6,696	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,365,074	1,348,916	16,158	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,370,584	1,348,917	21,667	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,367,850	1,348,916	18,934	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,367,751	1,348,917	18,834	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,367,686	1,348,917	18,769	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,374,681	1,348,916	25,765	—
Expiring 12/18/19	Citibank, N.A.	EUR	1,230	1,371,872	1,348,915	22,957	—
Expiring 12/18/19	Citibank, N.A.	EUR	615	688,571	674,456	14,115	—
Expiring 12/18/19	Citibank, N.A.	EUR	615	688,198	674,458	13,740	—
Expiring 12/18/19	Citibank, N.A.	EUR	442	491,674	484,789	6,885	—
Expiring 12/18/19	Citibank, N.A.	EUR	404	451,521	443,133	8,388	—
Expiring 12/18/19	Citibank, N.A.	EUR	401	448,293	439,950	8,343	—
Expiring 12/18/19	Citibank, N.A.	EUR	292	325,952	320,267	5,685	—
Expiring 12/18/19	Citibank, N.A.	EUR	236	263,769	258,794	4,975	—
Expiring 12/18/19	Citibank, N.A.	EUR	189	210,915	207,038	3,877	—
Expiring 12/18/19	Citibank, N.A.	EUR	6	6,649	6,580	69	—
Expiring 12/18/19	Citibank, N.A.	EUR	5	5,565	5,484	81	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	5,921	6,577,621	6,493,650	83,971	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	1,087	1,209,133	1,191,875	17,258	—
A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	725	$ 805,144	$ 794,870	$ 10,274	$ —
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	423	470,703	464,112	6,591	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	350	385,042	384,303	739	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	284	315,809	311,328	4,481	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	215	239,509	236,291	3,218	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	190	211,537	208,248	3,289	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	EUR	144	159,156	158,340	816	—
Expiring 12/18/19	UBS AG	EUR	9,750	10,843,464	10,693,868	149,596	—
Expiring 12/19/19	Barclays Bank PLC	EUR	1,000	1,111,781	1,096,530	15,251	—
Expiring 12/19/19	Barclays Bank PLC	EUR	29	32,731	32,281	450	—
Expiring 12/19/19	BNP Paribas S.A.	EUR	959	1,066,748	1,051,707	15,041	—
Expiring 12/19/19	BNP Paribas S.A.	EUR	679	752,678	745,321	7,357	—
Expiring 12/19/19	Goldman Sachs International	EUR	2,286	2,542,339	2,507,366	34,973	—
Expiring 12/19/19	Goldman Sachs International	EUR	98	108,507	107,459	1,048	—
Expiring 12/19/19	UBS AG	EUR	12,183	13,549,858	13,363,968	185,890	—
Expiring 12/19/19	UBS AG	EUR	2,177	2,421,650	2,388,427	33,223	—
Expiring 12/19/19	UBS AG	EUR	473	523,583	518,304	5,279	—
Hong Kong Dollar,
Expiring 12/16/19	Barclays Bank PLC	HKD	1,982	253,403	253,073	330	—
Expiring 12/16/19	Citibank, N.A.	HKD	3,691	471,675	471,287	388	—
Expiring 12/16/19	HSBC Bank PLC	HKD	5,329	681,693	680,445	1,248	—
Expiring 12/16/19	HSBC Bank PLC	HKD	1,926	246,214	245,922	292	—
Expiring 12/16/19	Morgan Stanley & Co. International PLC	HKD	2,314	295,729	295,446	283	—
Expiring 12/19/19	Goldman Sachs International	HKD	974	124,308	124,378	—	(70)
Expiring 12/19/19	UBS AG	HKD	813	103,749	103,826	—	(77)
Expiring 09/03/20	BNP Paribas S.A.	HKD	990	126,000	126,414	—	(414)
Expiring 09/03/20	Standard Chartered Bank	HKD	9,981	1,270,000	1,274,418	—	(4,418)
Hungarian Forint,
Expiring 12/19/19	UBS AG	HUF	8,438	28,222	27,608	614	—
Indian Rupee,
Expiring 10/15/19	Barclays Bank PLC	INR	96,792	1,344,337	1,363,462	—	(19,125)
Expiring 10/15/19	Barclays Bank PLC	INR	95,125	1,331,729	1,339,982	—	(8,253)
Expiring 10/15/19	Barclays Bank PLC	INR	75,906	1,054,030	1,069,248	—	(15,218)
Expiring 10/16/19	Goldman Sachs Bank USA	INR	37,190	536,033	523,816	12,217	—
Expiring 10/17/19	Barclays Bank PLC	INR	369,476	5,218,588	5,203,432	15,156	—
Expiring 10/17/19	BNP Paribas S.A.	INR	93,194	1,335,711	1,312,475	23,236	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	INR	55,804	786,076	785,908	168	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	INR	31,150	430,754	438,694	—	(7,940)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	INR	13,533	189,086	190,593	—	(1,507)
Expiring 10/18/19	BNP Paribas S.A.	INR	60,821	864,423	856,459	7,964	—
Expiring 10/18/19	HSBC Bank PLC	INR	33,004	449,000	464,748	—	(15,748)
Expiring 10/18/19	HSBC Bank PLC	INR	17,786	242,000	250,457	—	(8,457)
Expiring 12/18/19	Barclays Bank PLC	INR	16,471	226,000	230,432	—	(4,432)
Expiring 12/18/19	Standard Chartered Bank	INR	9,598	132,000	134,282	—	(2,282)
Expiring 12/18/19	UBS AG	INR	10,916	150,000	152,709	—	(2,709)
Expiring 12/19/19	BNP Paribas S.A.	INR	2,193	30,736	30,681	55	—
Expiring 12/19/19	BNP Paribas S.A.	INR	144	1,972	2,011	—	(39)
A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 04/27/20	Goldman Sachs & Co. LLC	INR	153,144	$ 2,110,876	$ 2,108,489	$ 2,387	$ —
Expiring 05/04/20	HSBC Bank PLC	INR	76,291	1,061,931	1,049,491	12,440	—
Expiring 05/04/20	JPMorgan Chase Bank, N.A.	INR	76,159	1,056,883	1,047,672	9,211	—
Indonesian Rupiah,
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	IDR	20,521,095	1,418,280	1,443,140	—	(24,860)
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	IDR	2,400,000	167,528	168,780	—	(1,252)
Expiring 10/17/19	Barclays Bank PLC	IDR	63,677,643	4,434,067	4,477,073	—	(43,006)
Expiring 12/18/19	HSBC Bank PLC	IDR	3,180,890	224,054	222,166	1,888	—
Expiring 12/19/19	Goldman Sachs International	IDR	170,801	11,910	11,928	—	(18)
Expiring 01/15/20	JPMorgan Chase Bank, N.A.	IDR	22,921,095	1,593,181	1,595,873	—	(2,692)
Expiring 01/17/20	Barclays Bank PLC	IDR	63,677,643	4,421,444	4,432,563	—	(11,119)
Israeli Shekel,
Expiring 12/16/19	JPMorgan Chase Bank, N.A.	ILS	436	124,407	125,956	—	(1,549)
Expiring 12/19/19	Bank of America, N.A.	ILS	56	15,842	16,136	—	(294)
Japanese Yen,
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	JPY	108,600	1,016,541	1,004,541	12,000	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	JPY	174,300	1,619,587	1,612,261	7,326	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	JPY	10,100	95,719	93,424	2,295	—
Expiring 10/02/19	UBS AG	JPY	558,400	5,188,390	5,165,155	23,235	—
Expiring 10/03/19	Citibank, N.A.	JPY	67,202	623,252	621,659	1,593	—
Expiring 10/03/19	Citibank, N.A.	JPY	66,334	626,092	613,630	12,462	—
Expiring 10/03/19	Citibank, N.A.	JPY	479	4,518	4,431	87	—
Expiring 10/03/19	Goldman Sachs & Co. LLC	JPY	259	2,413	2,396	17	—
Expiring 10/17/19	Citibank, N.A.	JPY	89,533	831,298	829,089	2,209	—
Expiring 10/17/19	Citibank, N.A.	JPY	21,000	197,835	194,463	3,372	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	508,300	4,787,474	4,729,392	58,082	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	475,222	4,450,325	4,421,621	28,704	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	434,009	4,051,846	4,038,166	13,680	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	406,464	3,800,115	3,781,876	18,239	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	354,166	3,346,313	3,295,275	51,038	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	237,608	2,228,627	2,210,786	17,841	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	212,071	1,978,857	1,973,184	5,673	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	89,486	833,989	832,609	1,380	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	JPY	75,927	709,445	706,449	2,996	—
Expiring 12/18/19	UBS AG	JPY	25,000	233,383	232,609	774	—
Expiring 12/19/19	Goldman Sachs International	JPY	9,418	88,377	87,637	740	—
Expiring 12/19/19	UBS AG	JPY	286,587	2,689,062	2,666,788	22,274	—
Malaysian Ringgit,
Expiring 11/04/19	Goldman Sachs & Co. LLC	MYR	1,600	388,208	381,949	6,259	—
Expiring 11/04/19	Morgan Stanley & Co. International PLC	MYR	1,100	267,217	262,590	4,627	—
Expiring 11/04/19	UBS AG	MYR	1,600	388,491	381,949	6,542	—
Expiring 11/04/19	UBS AG	MYR	1,100	267,088	262,590	4,498	—
A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 10/09/19	HSBC Bank PLC	MXN	16,587	$ 853,114	$ 839,169	$ 13,945	$ —
Expiring 10/17/19	Citibank, N.A.	MXN	38,164	1,966,718	1,927,914	38,804	—
Expiring 10/17/19	Citibank, N.A.	MXN	15,598	799,237	787,957	11,280	—
Expiring 10/17/19	Goldman Sachs Bank USA	MXN	26,900	1,375,206	1,358,903	16,303	—
Expiring 11/19/19	JPMorgan Chase Bank, N.A.	MXN	19,067	940,682	958,024	—	(17,342)
Expiring 12/19/19	UBS AG	MXN	9,318	469,589	466,126	3,463	—
Expiring 12/20/19	Goldman Sachs Bank USA	MXN	34,889	1,755,000	1,745,018	9,982	—
Expiring 01/17/20	Barclays Bank PLC	MXN	20,055	999,989	998,917	1,072	—
Expiring 01/22/20	JPMorgan Chase Bank, N.A.	MXN	5,632	280,248	280,315	—	(67)
New Taiwanese Dollar,
Expiring 10/16/19	Deutsche Bank AG	TWD	33,290	1,078,500	1,074,059	4,441	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	TWD	63,496	2,059,632	2,048,749	10,883	—
Expiring 11/21/19	Bank of America, N.A.	TWD	8,740	278,681	282,567	—	(3,886)
Expiring 11/21/19	HSBC Bank PLC	TWD	22,207	709,407	717,945	—	(8,538)
Expiring 11/21/19	HSBC Bank PLC	TWD	17,920	572,554	579,352	—	(6,798)
Expiring 11/21/19	HSBC Bank PLC	TWD	8,143	260,139	263,270	—	(3,131)
Expiring 11/21/19	HSBC Bank PLC	TWD	5,877	187,656	190,006	—	(2,350)
Expiring 11/21/19	HSBC Bank PLC	TWD	2,176	69,481	70,351	—	(870)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	4,168	133,227	134,753	—	(1,526)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	TWD	3,315	105,641	107,175	—	(1,534)
Expiring 11/21/19	Standard Chartered Bank	TWD	11,173	356,999	361,226	—	(4,227)
Expiring 12/18/19	BNP Paribas S.A.	TWD	61,704	1,983,735	1,998,131	—	(14,396)
Expiring 12/18/19	HSBC Bank PLC	TWD	22,873	748,309	740,678	7,631	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TWD	10,420	338,856	337,420	1,436	—
Expiring 12/19/19	BNP Paribas S.A.	TWD	771	24,835	24,956	—	(121)
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	TWD	63,496	2,063,984	2,059,585	4,399	—
New Zealand Dollar,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	NZD	1,867	1,184,038	1,169,174	14,864	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	NZD	1,611	1,021,685	1,008,859	12,826	—
Expiring 10/03/19	Goldman Sachs & Co. LLC	NZD	1,960	1,244,196	1,227,444	16,752	—
Expiring 10/03/19	HSBC Bank PLC	NZD	695	447,338	435,242	12,096	—
Expiring 11/04/19	Bank of America, N.A.	NZD	1,867	1,176,606	1,170,098	6,508	—
Expiring 12/18/19	Barclays Bank PLC	NZD	16,468	10,607,095	10,331,247	275,848	—
Expiring 12/18/19	Barclays Bank PLC	NZD	9,461	6,100,066	5,935,638	164,428	—
Expiring 12/18/19	Barclays Bank PLC	NZD	7,543	4,754,817	4,732,132	22,685	—
Expiring 12/18/19	Barclays Bank PLC	NZD	6,329	4,042,768	3,970,423	72,345	—
Expiring 12/18/19	Barclays Bank PLC	NZD	6,158	3,974,671	3,862,897	111,774	—
Expiring 12/18/19	Barclays Bank PLC	NZD	2,301	1,476,967	1,443,730	33,237	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	20,232	13,053,328	12,692,197	361,131	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	4,872	3,118,367	3,056,661	61,706	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NZD	2,062	1,306,802	1,293,469	13,333	—
Expiring 12/19/19	Commonwealth Bank of Australia	NZD	67	42,860	41,797	1,063	—
Norwegian Krone,
Expiring 10/03/19	Citibank, N.A.	NOK	1,874	206,827	206,000	827	—
Expiring 10/03/19	Standard Chartered Bank	NOK	5,652	633,805	621,296	12,509	—
Expiring 12/18/19	Barclays Bank PLC	NOK	617,164	68,716,045	67,925,991	790,054	—
Expiring 12/18/19	Barclays Bank PLC	NOK	87,042	9,712,131	9,580,011	132,120	—
Expiring 12/18/19	Barclays Bank PLC	NOK	68,100	7,607,783	7,495,205	112,578	—
A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 12/18/19	Barclays Bank PLC	NOK	65,569	$ 7,336,077	$ 7,216,593	$ 119,484	$ —
Expiring 12/18/19	Barclays Bank PLC	NOK	5,359	593,415	589,773	3,642	—
Expiring 12/18/19	Barclays Bank PLC	NOK	3,974	438,738	437,418	1,320	—
Expiring 12/18/19	Barclays Bank PLC	NOK	1,424	157,175	156,703	472	—
Expiring 12/18/19	Citibank, N.A.	NOK	11,714	1,304,967	1,289,205	15,762	—
Expiring 12/18/19	Citibank, N.A.	NOK	11,714	1,300,136	1,289,205	10,931	—
Expiring 12/18/19	Citibank, N.A.	NOK	11,714	1,294,406	1,289,205	5,201	—
Expiring 12/18/19	Citibank, N.A.	NOK	11,714	1,305,433	1,289,205	16,228	—
Expiring 12/18/19	Citibank, N.A.	NOK	11,714	1,302,585	1,289,205	13,380	—
Expiring 12/18/19	Citibank, N.A.	NOK	11,714	1,311,735	1,289,204	22,531	—
Expiring 12/18/19	Citibank, N.A.	NOK	11,714	1,307,337	1,289,205	18,132	—
Expiring 12/18/19	Citibank, N.A.	NOK	2,980	332,219	328,029	4,190	—
Expiring 12/18/19	Citibank, N.A.	NOK	2,400	267,184	264,113	3,071	—
Expiring 12/18/19	Citibank, N.A.	NOK	2,235	248,778	246,022	2,756	—
Expiring 12/18/19	Citibank, N.A.	NOK	2,235	248,873	246,022	2,851	—
Expiring 12/18/19	Citibank, N.A.	NOK	1,863	207,682	205,019	2,663	—
Expiring 12/18/19	Citibank, N.A.	NOK	74	8,155	8,144	11	—
Expiring 12/18/19	Citibank, N.A.	NOK	17	1,905	1,871	34	—
Expiring 12/18/19	Citibank, N.A.	NOK	4	449	441	8	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	86,781	9,643,305	9,551,205	92,100	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	81,165	9,072,252	8,933,113	139,139	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	34,906	3,905,158	3,841,807	63,351	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	29,020	3,237,531	3,193,954	43,577	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	27,415	3,069,690	3,017,341	52,349	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	7,432	831,978	818,000	13,978	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	NOK	7,208	797,512	793,327	4,185	—
Expiring 12/19/19	UBS AG	NOK	162	18,147	17,874	273	—
Peruvian Nuevo Sol,
Expiring 10/09/19	BNP Paribas S.A.	PEN	1,555	461,777	461,106	671	—
Expiring 10/09/19	BNP Paribas S.A.	PEN	404	119,953	119,779	174	—
Expiring 10/17/19	Citibank, N.A.	PEN	3,029	904,314	898,129	6,185	—
Expiring 11/18/19	Citibank, N.A.	PEN	1,042	305,597	308,422	—	(2,825)
Expiring 11/18/19	Citibank, N.A.	PEN	556	167,000	164,543	2,457	—
Expiring 11/25/19	BNP Paribas S.A.	PEN	2,909	880,743	860,996	19,747	—
Expiring 11/29/19	Citibank, N.A.	PEN	1,115	326,858	329,900	—	(3,042)
Expiring 12/19/19	BNP Paribas S.A.	PEN	1,423	432,564	420,846	11,718	—
Expiring 12/19/19	BNP Paribas S.A.	PEN	98	28,919	28,976	—	(57)
Expiring 01/10/20	Citibank, N.A.	PEN	1,555	462,354	459,263	3,091	—
Expiring 01/10/20	Citibank, N.A.	PEN	404	120,103	119,300	803	—
Polish Zloty,
Expiring 10/17/19	Barclays Bank PLC	PLN	1	234	234	—	—
Expiring 12/19/19	Bank of America, N.A.	PLN	34	8,672	8,479	193	—
Russian Ruble,
Expiring 10/15/19	Bank of America, N.A.	RUB	112,373	1,744,450	1,729,046	15,404	—
Expiring 10/17/19	Citibank, N.A.	RUB	521,508	8,073,882	8,022,023	51,859	—
Expiring 10/17/19	Citibank, N.A.	RUB	53,312	835,022	820,064	14,958	—
Expiring 11/15/19	Goldman Sachs & Co. LLC	RUB	28,063	425,789	429,985	—	(4,196)
Expiring 11/21/19	Barclays Bank PLC	RUB	23,946	371,463	366,604	4,859	—
A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 11/21/19	Citibank, N.A.	RUB	43,444	$ 643,500	$ 665,120	$ —	$ (21,620)
Expiring 12/19/19	BNP Paribas S.A.	RUB	1,342	20,003	20,465	—	(462)
Expiring 12/23/19	Goldman Sachs Bank USA	RUB	106,742	1,640,925	1,626,429	14,496	—
Expiring 01/15/20	Bank of America, N.A.	RUB	112,373	1,724,691	1,707,207	17,484	—
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	18,934	5,042,612	5,048,192	—	(5,580)
Singapore Dollar,
Expiring 12/18/19	Barclays Bank PLC	SGD	36,614	26,492,455	26,515,731	—	(23,276)
Expiring 12/18/19	Barclays Bank PLC	SGD	7,062	5,107,610	5,114,261	—	(6,651)
Expiring 12/18/19	Barclays Bank PLC	SGD	6,983	5,061,083	5,057,129	3,954	—
Expiring 12/18/19	Barclays Bank PLC	SGD	6,528	4,757,712	4,727,410	30,302	—
Expiring 12/18/19	Barclays Bank PLC	SGD	2,594	1,885,052	1,878,864	6,188	—
Expiring 12/18/19	Barclays Bank PLC	SGD	2,395	1,738,736	1,734,325	4,411	—
Expiring 12/18/19	Barclays Bank PLC	SGD	255	185,004	184,596	408	—
Expiring 12/18/19	Citibank, N.A.	SGD	90	64,897	65,178	—	(281)
Expiring 12/18/19	Citibank, N.A.	SGD	88	63,065	63,367	—	(302)
Expiring 12/18/19	Citibank, N.A.	SGD	88	63,032	63,366	—	(334)
Expiring 12/18/19	Citibank, N.A.	SGD	10	7,282	7,242	40	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	2,859	2,060,631	2,070,591	—	(9,960)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	1,102	794,178	798,017	—	(3,839)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	32,089	23,213,505	23,238,237	—	(24,732)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	18,796	13,699,998	13,611,610	88,388	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	11,300	8,216,200	8,183,534	32,666	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	4,277	3,095,157	3,097,657	—	(2,500)
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	4,028	2,927,143	2,916,954	10,189	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	2,691	1,957,117	1,948,506	8,611	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SGD	1,495	1,086,803	1,082,522	4,281	—
Expiring 12/19/19	Barclays Bank PLC	SGD	153	110,963	110,795	168	—
South African Rand,
Expiring 10/08/19	BNP Paribas S.A.	ZAR	8,177	578,391	539,295	39,096	—
Expiring 10/08/19	BNP Paribas S.A.	ZAR	7,605	495,765	501,570	—	(5,805)
Expiring 10/08/19	Goldman Sachs & Co. LLC	ZAR	7,549	503,930	497,876	6,054	—
Expiring 10/08/19	JPMorgan Chase Bank, N.A.	ZAR	7,384	524,873	486,994	37,879	—
Expiring 10/17/19	Barclays Bank PLC	ZAR	34,889	2,450,102	2,298,085	152,017	—
Expiring 12/19/19	UBS AG	ZAR	218	14,678	14,248	430	—
Expiring 01/17/20	Citibank, N.A.	ZAR	34,889	2,270,118	2,270,756	—	(638)
Expiring 02/26/20	Standard Chartered Bank	ZAR	1,640	105,245	106,172	—	(927)
Expiring 03/04/20	Citibank, N.A.	ZAR	11,870	762,263	767,813	—	(5,550)
Expiring 03/11/20	HSBC Bank PLC	ZAR	3,474	230,074	224,487	5,587	—
Expiring 03/18/20	Goldman Sachs & Co. LLC	ZAR	30,020	2,021,203	1,938,226	82,977	—
South Korean Won,
Expiring 10/17/19	BNP Paribas S.A.	KRW	1,212,955	1,019,000	1,014,554	4,446	—
Expiring 10/17/19	Goldman Sachs & Co. LLC	KRW	4,768	4,000	3,988	12	—
Expiring 10/17/19	Goldman Sachs Bank USA	KRW	629,788	529,412	526,775	2,637	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	KRW	4,628,958	4,017,147	3,871,807	145,340	—
Expiring 12/18/19	Citibank, N.A.	KRW	1,217,722	1,022,497	1,020,482	2,015	—
A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/18/19	Citibank, N.A.	KRW	137,829	$ 116,484	$ 115,505	$ 979	$ —
Expiring 12/18/19	HSBC Bank PLC	KRW	1,851,913	1,531,963	1,551,950	—	(19,987)
Expiring 12/18/19	HSBC Bank PLC	KRW	135,624	112,193	113,657	—	(1,464)
Expiring 12/19/19	Citibank, N.A.	KRW	25,397	21,256	21,284	—	(28)
Expiring 01/17/20	Barclays Bank PLC	KRW	5,258,746	4,399,888	4,411,815	—	(11,927)
Swedish Krona,
Expiring 10/02/19	Standard Chartered Bank	SEK	11,985	1,240,672	1,217,661	23,011	—
Expiring 10/03/19	BNP Paribas S.A.	SEK	4,055	412,442	412,012	430	—
Expiring 10/03/19	Citibank, N.A.	SEK	8,267	857,370	839,978	17,392	—
Expiring 10/17/19	Citibank, N.A.	SEK	13,168	1,344,040	1,339,320	4,720	—
Expiring 11/04/19	BNP Paribas S.A.	SEK	11,985	1,231,773	1,220,470	11,303	—
Expiring 12/18/19	Barclays Bank PLC	SEK	151,168	15,706,611	15,442,290	264,321	—
Expiring 12/18/19	Barclays Bank PLC	SEK	52,861	5,531,325	5,399,915	131,410	—
Expiring 12/18/19	Barclays Bank PLC	SEK	27,563	2,856,720	2,815,667	41,053	—
Expiring 12/18/19	Citibank, N.A.	SEK	8,799	917,094	898,793	18,301	—
Expiring 12/18/19	Citibank, N.A.	SEK	8,799	912,770	898,793	13,977	—
Expiring 12/18/19	Citibank, N.A.	SEK	8,798	920,031	898,793	21,238	—
Expiring 12/18/19	Citibank, N.A.	SEK	2,343	242,875	239,368	3,507	—
Expiring 12/18/19	Citibank, N.A.	SEK	2,343	242,963	239,369	3,594	—
Expiring 12/18/19	Citibank, N.A.	SEK	2,256	233,979	230,503	3,476	—
Expiring 12/18/19	Citibank, N.A.	SEK	1,856	192,174	189,552	2,622	—
Expiring 12/18/19	Citibank, N.A.	SEK	253	26,141	25,845	296	—
Expiring 12/18/19	Citibank, N.A.	SEK	11	1,141	1,123	18	—
Expiring 12/18/19	Citibank, N.A.	SEK	2	205	205	—	—
Expiring 12/18/19	Morgan Stanley Capital Services LLC	SEK	137,563	14,338,631	14,052,476	286,155	—
Expiring 12/18/19	UBS AG	SEK	16,000	1,656,060	1,634,447	21,613	—
Expiring 12/18/19	UBS AG	SEK	2,000	208,137	204,306	3,831	—
Expiring 12/19/19	UBS AG	SEK	608	62,973	62,066	907	—
Swiss Franc,
Expiring 10/02/19	Citibank, N.A.	CHF	83	83,948	83,177	771	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	CHF	1,223	1,248,939	1,225,170	23,769	—
Expiring 10/03/19	Citibank, N.A.	CHF	206	209,019	206,461	2,558	—
Expiring 10/03/19	Citibank, N.A.	CHF	3	3,035	3,007	28	—
Expiring 10/03/19	UBS AG	CHF	626	633,299	627,401	5,898	—
Expiring 11/04/19	UBS AG	CHF	1,306	1,317,406	1,312,294	5,112	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,586,057	1,552,734	33,323	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,579,352	1,552,734	26,618	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,573,497	1,552,734	20,763	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,584,174	1,552,734	31,440	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,583,391	1,552,734	30,657	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,579,368	1,552,734	26,634	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,569,941	1,552,734	17,207	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,565,740	1,552,735	13,005	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,577,087	1,552,735	24,352	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,574,973	1,552,735	22,238	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,569,033	1,552,735	16,298	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,567,187	1,552,735	14,452	—
Expiring 12/18/19	Citibank, N.A.	CHF	1,539	1,565,658	1,552,735	12,923	—
Expiring 12/18/19	Citibank, N.A.	CHF	998	1,028,356	1,006,816	21,540	—
Expiring 12/18/19	Citibank, N.A.	CHF	541	558,120	545,918	12,202	—
Expiring 12/19/19	UBS AG	CHF	186	189,806	187,931	1,875	—
Thai Baht,
Expiring 12/19/19	Citibank, N.A.	THB	778	25,423	25,462	—	(39)
A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 12/19/19	BNP Paribas S.A.	TRY	450	$ 77,676	$ 77,708	$ —	$ (32)
				$1,050,587,643	$1,040,675,930	10,892,809	(981,096)
						$11,273,894	$(12,712,649)
Cross currency exchange contracts outstanding at September 30, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/19	Buy	EUR	319	RON	1,523	$ —	$ (1,437)	Goldman Sachs & Co. LLC
10/22/19	Buy	EUR	960	RON	4,592	—	(6,466)	JPMorgan Chase Bank, N.A.
03/16/20	Buy	EUR	152	RON	755	—	(4,991)	BNP Paribas S.A.
03/16/20	Buy	EUR	153	RON	760	—	(5,001)	Citibank, N.A.
03/16/20	Buy	EUR	153	RON	762	—	(5,125)	Morgan Stanley & Co. International PLC
03/16/20	Buy	EUR	175	RON	866	—	(5,561)	Natwest Markets PLC
03/16/20	Buy	RON	524	EUR	108	966	—	Morgan Stanley & Co. International PLC
03/16/20	Buy	RON	1,076	EUR	221	2,218	—	Citibank, N.A.
03/16/20	Buy	RON	1,523	EUR	314	2,037	—	Goldman Sachs & Co. LLC
						$5,221	$(28,581)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	150	0.157%	$ 2,469	$ 1,755	$ (714)
Daimler AG	12/20/20	1.000%(Q)	EUR	100	0.157%	1,646	1,170	(476)
Deutsche Bank AG	12/20/19	1.000%(Q)	EUR	100	0.459%	258	166	(92)
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		200	1.096%	34,623	20,986	(13,637)
General Electric Co.	12/20/20	1.000%(Q)		100	0.393%	(2,899)	1,258	4,157
General Electric Co.	12/20/23	1.000%(Q)		100	0.986%	(6,657)	847	7,504
Marks & Spencer Group PLC	06/20/23	1.000%(Q)	EUR	300	1.503%	(8,988)	(5,966)	3,022
						$20,452	$20,216	$ (236)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	1,200	$ (29,253)	$ (43,077)	$ 13,824	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	1,000	(24,378)	(35,067)	10,689	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	800	(19,501)	(27,863)	8,362	Barclays Bank PLC
Japan Govt.	06/20/22	(1.000)%(Q)	500	(12,189)	(17,295)	5,106	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	100	(2,438)	(3,457)	1,019	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	900	(22,832)	(17,376)	(5,456)	Goldman Sachs International
People’s Republic of China	06/20/23	(1.000)%(Q)	400	(10,147)	(7,629)	(2,518)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	1,700	(48,045)	(41,217)	(6,828)	BNP Paribas S.A.
Republic of Korea	06/20/23	(1.000)%(Q)	800	(22,609)	(20,477)	(2,132)	Barclays Bank PLC
A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Korea	06/20/23	(1.000)%(Q)	400	$ (11,305)	$ (9,978)	$ (1,327)	HSBC Bank USA, N.A.
Unted Mexican States	12/20/23	(1.000)%(Q)	1,700	(5,840)	16,289	(22,129)	Barclays Bank PLC
Unted Mexican States	12/20/23	(1.000)%(Q)	300	(1,031)	2,668	(3,699)	Goldman Sachs International
Unted Mexican States	12/20/23	(1.000)%(Q)	100	(344)	852	(1,196)	HSBC Bank USA, N.A.
				$(209,912)	$(203,627)	$ (6,285)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of Brazil	03/20/20	1.000%(Q)	1,700	0.442%	$ 5,011	$ 4,514	$ 497	HSBC Bank USA, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	200	1.525%	(3,667)	(10,045)	6,378	JPMorgan Chase Bank, N.A.
Republic of South Africa	06/20/24	1.000%(Q)	400	1.797%	(13,944)	(17,703)	3,759	Goldman Sachs International
					$(12,600)	$(23,234)	$10,634

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.31.V1	06/20/24	1.000%(Q)		637	$ 17,203	$ 29,672	$ 12,469
CDX.NA.HY.31	12/20/23	5.000%(Q)		1,440	(80,352)	(113,449)	(33,097)
CDX.NA.HY.32	06/20/24	5.000%(Q)		6,732	(491,151)	(482,627)	8,524
CDX.NA.HY.33	12/20/24	5.000%(Q)		1,447	(94,791)	(98,314)	(3,523)
CDX.NA.HY.33	12/20/24	5.000%(Q)		200	(13,452)	(13,721)	(269)
CDX.NA.IG.32	06/20/29	1.000%(Q)		21,700	81,857	59,113	(22,744)
CDX.NA.IG.33	12/20/29	1.000%(Q)		800	4,517	5,305	788
iTraxx Europe Crossover S32.V1	06/20/29	1.000%(Q)	EUR	4,800	(28,910)	(30,759)	(1,849)
					$(605,079)	$(644,780)	$(39,701)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.33	12/20/24	1.000%(Q)		12,790	0.602%	$254,128	$255,521	$ 1,393
CDX.NA.IG.33	12/20/29	1.000%(Q)		8,020	1.078%	(52,197)	(52,354)	(157)
iTraxx Europe Crossover S32.V1	12/20/24	5.000%(Q)	EUR	400	2.325%	59,395	57,043	(2,352)
						$261,326	$260,210	$(1,116)

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%(M)	1,200	*	$15,458	$(63,017)	$78,475	Goldman Sachs International
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	1,500	3 Month BBSW plus 42bps(Q)	1,035	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$ 1,842	$ (375)	$ 2,217
AUD	1,500	3 Month BBSW plus 42.25bps(Q)	1,035	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	1,953	(3,824)	5,777
EUR	600	3 Month EURIBOR minus 22.375bps(Q)	674	3 Month LIBOR(Q)	Morgan Stanley & Co. International PLC	10/16/29	(365)	(658)	293
EUR	1,200	3 Month EURIBOR minus 23.625bps(Q)	1,320	3 Month LIBOR(Q)	Citibank, N.A.	10/23/29	(2,454)	10,082	(12,536)
EUR	600	3 Month EURIBOR minus 24.50bps(Q)	664	3 Month LIBOR(Q)	Goldman Sachs Bank USA	11/15/29	(1,782)	807	(2,589)
							$ (806)	$ 6,032	$ (6,838)

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Inflation swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,620	08/15/20	1.160%(T)	France CPI ex Tobacco Household(1)(T)	$ 1,854	$ (25,407)	$ (27,261)
EUR	500	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(29)	(8,045)	(8,016)
EUR	690	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	43	52,329	52,286
EUR	50	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	405	10,592	10,187
EUR	360	08/15/39	1.243%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	2,744	2,744
EUR	300	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,008	95,350	94,342
EUR	240	11/15/48	1.945%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	77,687	77,687
EUR	180	08/15/49	1.387%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	5,314	5,314
GBP	1,900	09/15/24	3.850%(T)	U.K. Retail Price Index(2)(T)	—	3,083	3,083
GBP	220	11/15/28	3.603%(T)	U.K. Retail Price Index(2)(T)	—	(1,904)	(1,904)
GBP	100	12/15/28	3.633%(T)	U.K. Retail Price Index(2)(T)	—	(406)	(406)
GBP	510	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	17,673	(7,543)	(25,216)
GBP	80	04/15/31	3.140%(T)	U.K. Retail Price Index(2)(T)	(8,478)	(9,570)	(1,092)
GBP	4,020	06/15/31	3.100%(T)	U.K. Retail Price Index(2)(T)	(488,894)	(555,041)	(66,147)
GBP	70	10/15/31	3.530%(T)	U.K. Retail Price Index(2)(T)	1,911	(1,359)	(3,270)
GBP	2,460	09/15/32	3.470%(T)	U.K. Retail Price Index(2)(T)	(909)	(64,597)	(63,688)
GBP	310	09/15/33	3.500%(T)	U.K. Retail Price Index(2)(T)	242	(5,778)	(6,020)
GBP	500	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	—	5,624	5,624
GBP	2,630	09/15/34	3.598%(T)	U.K. Retail Price Index(1)(T)	1,702	(441)	(2,143)
GBP	290	04/15/35	3.358%(T)	U.K. Retail Price Index(2)(T)	(9,080)	(4,177)	4,903
GBP	640	06/15/39	3.600%(T)	U.K. Retail Price Index(2)(T)	548	32,209	31,661
	600	07/25/20	1.430%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(64)	(393)	(329)
	1,100	08/06/20	1.425%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(417)	(417)
	800	11/23/20	2.027%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(3,012)	(3,012)
	700	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(2,559)	(2,559)
	300	03/14/21	1.875%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(1,053)	(1,053)
	9,900	03/18/21	1.927%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(44,261)	(44,261)
	600	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	20,308	10,418	(9,890)
	10,680	09/09/21	1.445%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	9,712	9,712
	460	09/12/21	1.603%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	13,855	5,847	(8,008)
	2,100	09/20/21	1.580%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(4,508)	(4,508)
	1,900	09/20/21	1.592%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(375)	(4,529)	(4,154)
	1,200	10/01/21	1.488%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(846)	(846)
	600	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(8,240)	(8,240)
	3,320	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(87,949)	(87,949)
	1,255	04/13/23	2.220%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(38,483)	(38,483)
	1,100	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	34,046	34,046
	570	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	22,693	22,693
	600	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	21,776	21,776
	1,300	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	48,661	48,661
	1,680	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,645	105,832	102,187
	750	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	51,552	51,552
	500	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	33,955	33,955
	760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	52,524	52,524
	200	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(38)	13,671	13,709
					$(444,673)	$(184,899)	$259,774

Inflation swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$ (95,955)	$—	$ (95,955)	Deutsche Bank AG
A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Inflation swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
3,000	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$ 39,439	$—	$ 39,439	Bank of America, N.A.
1,695	09/16/29	1.854%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(20,056)	—	(20,056)	Citibank, N.A.
1,656	09/17/29	1.868%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(21,995)	—	(21,995)	Citibank, N.A.
1,656	09/17/29	1.870%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(22,252)	—	(22,252)	JPMorgan Chase Bank, N.A.
702	09/17/29	1.854%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(8,292)	—	(8,292)	Barclays Bank PLC
1,730	09/17/29	1.898%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(28,255)	—	(28,255)	JPMorgan Chase Bank, N.A.
1,153	09/17/29	1.897%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(18,772)	—	(18,772)	Barclays Bank PLC
				$(176,138)	$—	$(176,138)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	400	01/04/21	8.880%(T)	1 Day BROIS(2)(T)	$ 394	$ 6,918	$ 6,524
CAD	1,200	06/19/29	2.500%(S)	3 Month CDOR(2)(S)	41,074	67,417	26,343
CAD	900	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	18,971	9,339	(9,632)
CAD	4,000	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	13,699	616,997	603,298
CAD	2,400	03/07/49	2.565%(S)	3 Month CDOR(2)(S)	(25)	290,619	290,644
CZK	5,900	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	14,914	14,914
EUR	11,400	12/18/24	0.000%(A)	6 Month EURIBOR(2)(S)	68,586	252,349	183,763
EUR	14,400	03/18/25	(0.500)%(A)	6 Month EURIBOR(2)(S)	(136,543)	(89,911)	46,632
EUR	7,700	06/19/29	1.310%(A)	6 Month EURIBOR(2)(S)	251,465	541,471	290,006
EUR	3,150	03/18/30	(0.150)%(A)	6 Month EURIBOR(1)(S)	57,748	12,402	(45,346)
EUR	443	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	(1,393)	(173,642)	(172,249)
EUR	650	12/18/49	1.000%(A)	6 Month EURIBOR(2)(S)	61,764	165,133	103,369
EUR	4,000	03/18/50	0.250%(A)	6 Month EURIBOR(2)(S)	(178,399)	23,726	202,125
GBP	100	12/18/20	1.500%(A)	3 Month GBP LIBOR(2)(Q)	284	1,086	802
GBP	8,800	03/18/22	0.750%(S)	6 Month GBP LIBOR(2)(S)	(10,252)	34,106	44,358
GBP	6,700	12/18/24	1.000%(S)	6 Month GBP LIBOR(2)(S)	27,140	167,044	139,904
GBP	500	03/18/25	0.750%(S)	6 Month GBP LIBOR(2)(S)	636	5,222	4,586
GBP	1,500	12/18/29	1.000%(S)	6 Month GBP LIBOR(1)(S)	(45,342)	(64,863)	(19,521)
GBP	1,100	03/18/50	0.750%(S)	6 Month GBP LIBOR(2)(S)	(24,079)	17,866	41,945
HUF	83,400	03/20/24	1.500%(A)	6 Month BUBOR(2)(S)	3,171	12,570	9,399
JPY	1,440,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(21,989)	(98,135)	(76,146)
JPY	839,000	06/20/24	0.127%(S)	6 Month JPY LIBOR(1)(S)	102	(106,762)	(106,864)
JPY	1,030,000	06/19/29	0.200%(S)	6 Month JPY LIBOR(1)(S)	(102,181)	(215,163)	(112,982)
JPY	230,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(1)(S)	(384,910)	(421,782)	(36,872)
JPY	540,975	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	(9,667)	174,363	184,030
A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	229,200	04/19/47	0.785%(S)	6 Month JPY LIBOR(1)(S)	$ (1,905)	$ (265,403)	$ (263,498)
JPY	1,020,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	(62,608)	403,597	466,205
MXN	113,400	05/28/20	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	—	998	998
MXN	40,900	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(162,413)	(43,869)	118,544
MXN	93,400	07/17/29	7.433%(M)	28 Day Mexican Interbank Rate(2)(M)	37	225,701	225,664
MXN	22,040	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	—	53,935	53,935
NZD	3,880	02/14/20	2.500%(S)	3 Month BBR(2)(Q)	3,567	16,443	12,876
NZD	700	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	2,137	(76,692)	(78,829)
PLN	1,600	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	31,860	31,860
	135,700	10/30/19	1.823%(A)	1 Day USOIS(2)(A)	—	(8,403)	(8,403)
	135,900	10/30/19	1.852%(A)	1 Day USOIS(2)(A)	—	(3,634)	(3,634)
	25,500	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	(144,452)	(115,904)	28,548
	5,400	03/02/20	—(3)	—(3)	—	3,098	3,098
	50,900	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	923,432	(144,858)	(1,068,290)
	6,500	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	5,251	470	(4,781)
	8,922	09/15/21	1.300%(A)	1 Day USOIS(2)(A)	1,183	1,571	388
	8,700	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(121,294)	(162,468)	(41,174)
	42,900	03/18/22	—(10)	—(10)	1,011	7,852	6,841
	15,500	04/26/22	—(4)	—(4)	—	3,623	3,623
	8,632	04/26/22	2.250%(S)	3 Month LIBOR(2)(Q)	1,996	72,510	70,514
	3,400	06/12/22	—(5)	—(5)	—	4,230	4,230
	2,500	06/12/22	—(6)	—(6)	—	4,039	4,039
	9,610	06/15/22	1.850%(S)	3 Month LIBOR(2)(Q)	(3,993)	112,128	116,121
	24,000	06/17/22	2.500%(S)	3 Month LIBOR(1)(Q)	(1,533,176)	(744,273)	788,903
	13,000	06/19/22	—(7)	—(7)	(975)	16,414	17,389
	5,500	04/12/23	—(9)	—(9)	—	1,546	1,546
	8,813	04/26/23	2.300%(S)	3 Month LIBOR(1)(Q)	595	(75,356)	(75,951)
	9,000	04/27/23	—(8)	—(8)	—	1,746	1,746
	2,650	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	8,621	8,621
	2,700	06/19/24	3.000%(S)	3 Month LIBOR(1)(Q)	(142,380)	(204,135)	(61,755)
	2,100	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	7,323	7,323
	2,450	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	11,746	11,746
	6,800	12/18/24	2.500%(S)	3 Month LIBOR(1)(Q)	(369,619)	(333,846)	35,773
	500	04/30/25	2.684%(A)	1 Day USOIS(1)(A)	(16)	(38,796)	(38,780)
	600	04/30/25	2.696%(A)	1 Day USOIS(1)(A)	—	(47,457)	(47,457)
	600	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(47,948)	(47,948)
	1,200	04/30/25	2.714%(A)	1 Day USOIS(1)(A)	(19)	(96,177)	(96,158)
	4,900	05/31/25	2.959%(S)	3 Month LIBOR(1)(Q)	—	(427,457)	(427,457)
	2,700	05/31/25	2.986%(S)	3 Month LIBOR(1)(Q)	—	(239,608)	(239,608)
	38,891	01/31/26	2.500%(S)	3 Month LIBOR(1)(Q)	(452,241)	(2,348,474)	(1,896,233)
	33,875	04/30/26	2.100%(S)	3 Month LIBOR(1)(Q)	294	(1,263,044)	(1,263,338)
	15,120	05/23/26	1.738%(S)	3 Month LIBOR(1)(Q)	—	(275,865)	(275,865)
	1,144	05/27/26	1.735%(S)	3 Month LIBOR(1)(Q)	—	(20,784)	(20,784)
	1,800	06/19/26	3.000%(S)	3 Month LIBOR(1)(Q)	(51,442)	(185,773)	(134,331)
	9,717	06/30/26	1.250%(A)	1 Day USOIS(1)(A)	(10,272)	(7,125)	3,147
	1,050	07/27/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	(19,497)	(19,497)
	6,760	07/27/26	2.000%(S)	3 Month LIBOR(1)(Q)	186,330	(173,367)	(359,697)
	1,500	12/07/26	2.400%(S)	3 Month LIBOR(1)(Q)	17,003	(65,222)	(82,225)
	1,610	12/21/26	1.750%(S)	3 Month LIBOR(1)(Q)	(39,281)	(32,405)	6,876
	2,300	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	156,910	(146,248)	(303,158)
	12,100	09/12/29	1.750%(S)	3 Month LIBOR(1)(Q)	28,345	(61,421)	(89,766)
	1,200	12/10/29	2.000%(S)	3 Month LIBOR(1)(Q)	(26,010)	(48,663)	(22,653)
	5,500	01/06/30	1.625%(S)	3 Month LIBOR(1)(Q)	(97,698)	(32,077)	65,621
	3,200	01/15/30	2.000%(S)	3 Month LIBOR(1)(Q)	(15,108)	(130,600)	(115,492)
	4,847	02/15/36	3.000%(S)	3 Month LIBOR(2)(Q)	2,962	948,011	945,049
	3,191	11/15/43	2.630%(S)	3 Month LIBOR(1)(Q)	3,468	(615,431)	(618,899)
	3,720	11/15/43	2.734%(S)	3 Month LIBOR(1)(Q)	—	(797,286)	(797,286)
A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	5,395	11/15/43	2.950%(S)	3 Month LIBOR(1)(Q)	$ (25,666)	$ (1,398,349)	$(1,372,683)
	3,243	02/15/44	3.330%(S)	3 Month LIBOR(1)(Q)	(77,468)	(1,077,430)	(999,962)
	1,332	05/15/44	2.875%(S)	3 Month LIBOR(1)(Q)	16,397	(329,579)	(345,976)
	3,552	05/15/44	3.000%(S)	3 Month LIBOR(1)(Q)	3,364	(972,775)	(976,139)
	2,629	11/15/44	1.810%(S)	3 Month LIBOR(1)(Q)	3,518	(50,397)	(53,915)
	4,212	11/15/44	1.850%(S)	3 Month LIBOR(1)(Q)	11,575	(116,192)	(127,767)
	1,190	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	2,210	(142,482)	(144,692)
	200	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	—	(44,280)	(44,280)
	547	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	2,820	(128,643)	(131,463)
	200	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	—	(48,064)	(48,064)
	390	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	20,025	(95,349)	(115,374)
	300	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	33,348	(56,572)	(89,920)
	310	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	37,124	(58,494)	(95,618)
	100	10/25/48	2.969%(S)	3 Month LIBOR(1)(Q)	—	(30,360)	(30,360)
	900	12/11/49	2.250%(S)	3 Month LIBOR(1)(Q)	(3,337)	(115,832)	(112,495)
	1,200	12/11/49	2.250%(S)	3 Month LIBOR(1)(Q)	(5,000)	(154,443)	(149,443)
	400	12/18/49	1.750%(S)	3 Month LIBOR(2)(Q)	12,252	3,152	(9,100)
	200	01/15/50	2.000%(S)	3 Month LIBOR(1)(Q)	(1,440)	(13,707)	(12,267)
	200	01/15/50	2.000%(S)	3 Month LIBOR(1)(Q)	(1,440)	(13,707)	(12,267)
	100	01/16/50	1.625%(S)	3 Month LIBOR(1)(Q)	(1,423)	2,200	3,623
	100	01/16/50	1.625%(S)	3 Month LIBOR(1)(Q)	(1,423)	2,200	3,623
	900	01/22/50	1.750%(S)	3 Month LIBOR(1)(Q)	(5,451)	(7,408)	(1,957)
	800	01/22/50	1.750%(S)	3 Month LIBOR(1)(Q)	(4,412)	(6,585)	(2,173)
	1,700	02/03/50	1.625%(S)	3 Month LIBOR(1)(Q)	14,522	37,110	22,588
	1,300	02/03/50	1.625%(S)	3 Month LIBOR(1)(Q)	10,493	28,378	17,885
	400	03/12/50	2.250%(S)	3 Month LIBOR(1)(Q)	(1,227)	(51,617)	(50,390)
	500	03/12/50	2.250%(S)	3 Month LIBOR(1)(Q)	(1,246)	(64,521)	(63,275)
	100	08/21/50	1.678%(S)	3 Month LIBOR(2)(Q)	—	(896)	(896)
	250	08/25/51	1.653%(S)	3 Month LIBOR(2)(Q)	—	(4,222)	(4,222)
	300	08/31/51	1.635%(S)	3 Month LIBOR(2)(Q)	—	(6,116)	(6,116)
ZAR	6,200	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	2,002	5,970	3,968
					$(2,230,010)	$(11,027,830)	$(8,797,820)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	55,900	01/04/21	9.230%(T)	1 Day BROIS(2)(T)	$ 990,797	$ —	$ 990,797	Bank of America, N.A.
BRL	21,060	01/04/21	9.230%(T)	1 Day BROIS(2)(T)	373,277	78	373,199	Bank of America, N.A.
BRL	3,895	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	13,117	2,388	10,729	Citibank, N.A.
BRL	3,600	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	12,124	1,894	10,230	Citibank, N.A.
BRL	3,100	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	10,440	—	10,440	Citibank, N.A.
BRL	2,500	01/04/27	7.044%(T)	1 Day BROIS(2)(T)	8,970	—	8,970	JPMorgan Chase Bank, N.A.
CNH	5,200	04/01/24	2.930%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,701	—	2,701	Goldman Sachs Bank USA
CNH	5,800	04/01/24	2.935%(Q)	7 Day China Fixing Repo Rates(2)(Q)	3,194	—	3,194	Citibank, N.A.
CNH	6,900	06/19/24	3.005%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4,992	—	4,992	BNP Paribas S.A.
CNH	5,400	06/19/24	3.010%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4,074	—	4,074	Goldman Sachs International
CNH	13,000	06/19/24	3.025%(Q)	7 Day China Fixing Repo Rates(2)(Q)	11,020	—	11,020	Goldman Sachs International
A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	28,100	06/19/24	3.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ 54,341	$ —	$ 54,341	Morgan Stanley & Co. International PLC
CNH	2,900	07/01/24	2.898%(Q)	7 Day China Fixing Repo Rates(2)(Q)	728	—	728	Citibank, N.A.
CNH	14,900	07/05/24	2.785%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6,664)	—	(6,664)	JPMorgan Chase Bank, N.A.
CNH	26,300	07/25/24	2.845%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6,786)	(18)	(6,768)	Citibank, N.A.
ILS	4,050	02/16/20	0.290%(A)	3 Month TELBOR(1)(Q)	(1,991)	30	(2,021)	Goldman Sachs Bank USA
ILS	2,480	03/21/20	0.270%(A)	3 Month TELBOR(1)(Q)	(1,117)	—	(1,117)	Goldman Sachs Bank USA
ILS	1,660	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(1,021)	126	(1,147)	Goldman Sachs Bank USA
ILS	1,320	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(812)	—	(812)	HSBC Bank USA, N.A.
ILS	2,130	06/20/20	0.374%(A)	3 Month TELBOR(1)(Q)	(1,335)	—	(1,335)	Barclays Bank PLC
ILS	2,050	06/20/20	0.420%(A)	3 Month TELBOR(1)(Q)	(1,557)	—	(1,557)	JPMorgan Chase Bank, N.A.
ILS	2,400	01/30/24	1.180%(A)	3 Month TELBOR(2)(Q)	30,186	(83)	30,269	BNP Paribas S.A.
ILS	850	02/16/28	1.971%(A)	3 Month TELBOR(2)(Q)	27,637	(62)	27,699	Goldman Sachs Bank USA
ILS	520	03/21/28	1.883%(A)	3 Month TELBOR(2)(Q)	15,576	—	15,576	Goldman Sachs Bank USA
ILS	460	06/20/28	1.950%(A)	3 Month TELBOR(2)(Q)	14,033	—	14,033	Barclays Bank PLC
ILS	360	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	11,414	—	11,414	Goldman Sachs Bank USA
ILS	280	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	8,878	18	8,860	HSBC Bank USA, N.A.
ILS	440	06/20/28	2.078%(A)	3 Month TELBOR(2)(Q)	14,843	—	14,843	JPMorgan Chase Bank, N.A.
ILS	800	04/22/29	1.780%(A)	3 Month TELBOR(2)(Q)	21,472	(28)	21,500	Goldman Sachs Bank USA
ILS	1,900	04/25/29	1.775%(A)	3 Month TELBOR(2)(Q)	50,643	480	50,163	JPMorgan Chase Bank, N.A.
ILS	900	04/29/29	1.755%(A)	3 Month TELBOR(2)(Q)	23,435	20	23,415	Citibank, N.A.
ILS	800	04/30/29	1.779%(A)	3 Month TELBOR(2)(Q)	21,346	18	21,328	Goldman Sachs Bank USA
ILS	600	05/01/29	1.786%(A)	3 Month TELBOR(2)(Q)	16,116	34	16,082	BNP Paribas S.A.
KRW	2,558,000	03/20/24	1.725%(Q)	3 Month KWCDC(2)(Q)	47,184	—	47,184	Bank of America, N.A.
KRW	2,204,900	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	95,053	—	95,053	BNP Paribas S.A.
KRW	442,000	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	19,057	—	19,057	Standard Chartered Bank
KRW	442,300	06/19/29	1.718%(Q)	3 Month KWCDC(2)(Q)	16,828	—	16,828	Goldman Sachs Bank USA
					$1,902,193	$4,895	$1,897,298

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(9)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.625 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(10)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.125 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
10 Year Euro-Bund Futures(M)	–	Goldman Sachs International	10/17/19	EUR 19,179	$(202,703)	$—	$(202,703)
10 Year Gilt Futures(M)	–	Goldman Sachs International	10/17/19	GBP (32,041)	(216,911)	—	(216,911)
10 Year Japan Bond Futures(M)	–	Goldman Sachs International	10/17/19	JPY 3,097,844	23,637	—	23,637
10 Year U.S. Treasury Notes Futures(M)	–	Goldman Sachs International	10/17/19	(21,527)	143,332	—	143,332
2U, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	96	(13,061)	—	(13,061)
Aaron’s, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	82	4,352	—	4,352
Abbott Laboratories(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	127	(830)	—	(830)
AbbVie, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	305	41,194	—	41,194
ABC-Mart, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY 2,049	111	—	111
ABIOMED, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	(19)	919	—	919
Acadia Healthcare Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(219)	(16,624)	—	(16,624)
Acciona SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 71	(80)	—	(80)
Accor SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (510)	24,325	—	24,325
ACI Worldwide, Inc.(M)	–	Goldman Sachs International	10/17/19	32	25	—	25
A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
ACOM Solutions(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (8,707)	$ (7,699)	$—	$ (7,699)
ACS Actividades de Construccion y Servicios SA(M)	–	Goldman Sachs International	10/17/19	EUR 61	2,522	—	2,522
Activision Blizzard, Inc.(M)	–	Goldman Sachs International	10/17/19	70	(2,899)	—	(2,899)
Acuity Brands, Inc.(M)	–	Goldman Sachs International	10/17/19	240	10,444	—	10,444
Acxiom Corp.(M)	–	Goldman Sachs International	10/17/19	(54)	(1,128)	—	(1,128)
Adient PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(229)	21,154	—	21,154
Adobe Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	221	(2,416)	—	(2,416)
Advanced Micro Devices, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(274)	13,563	—	13,563
Advantest Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,733	1,221	—	1,221
AECOM Technology Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	21	(369)	—	(369)
Aeon Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY (40,481)	(13,921)	—	(13,921)
AEON Financial Services Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (14,562)	(666)	—	(666)
Aeroports de Paris SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (19)	(360)	—	(360)
Aflac, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	263	6,372	—	6,372
Afterpay Touch Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (68)	(5,892)	—	(5,892)
AGC, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 35,336	20,199	—	20,199
AGCO Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	152	3,714	—	3,714
Aggreko PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 61	3,177	—	3,177
A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Agilent Technologies, Inc.(M)	–	Goldman Sachs International	10/17/19	169	$ 5,588	$—	$ 5,588
Agios Pharmaceuticals, Inc.(M)	–	Goldman Sachs International	10/17/19	(345)	11,343	—	11,343
AGL Energy Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 672	4,867	—	4,867
AIA Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (8,608)	77,854	—	77,854
Air France-KLM(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 364	30,164	—	30,164
Air Lease Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	66	(1,675)	—	(1,675)
Airbus SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (485)	31,860	—	31,860
AiXin Life International, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY (15,356)	(2,010)	—	(2,010)
Akamai Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	614	12,258	—	12,258
Alaska Air Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(240)	(519)	—	(519)
Albemarle Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(303)	(19,311)	—	(19,311)
Alcoa Corp. (M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(323)	3,656	—	3,656
Alerian MLP Total Retun Index(M)	1 Month LIBOR +55bps(M)	Bank of America, N.A.	3/31/20	(10,000)	(589,773)	—	(589,773)
Alerian MLP Total Return Index(Q)	3 Month LIBOR +37bps(Q)	BNP Paribas S.A.	5/28/20	58	1,062	—	1,062
Alerian MLP Total Return Index(Q)	3 Month LIBOR +37bps(Q)	BNP Paribas S.A.	5/28/20	105	1,906	—	1,906
Alerian MLP Total Return Index(Q)	3 Month LIBOR +37bps(Q)	BNP Paribas S.A.	5/28/20	122	2,242	—	2,242
Alerian MLP Total Return Index(Q)	3 Month LIBOR +37bps(Q)	BNP Paribas S.A.	5/28/20	1,436	29,085	—	29,085
Alexion Pharmaceuticals, Inc.(M)	–	Goldman Sachs International	10/17/19	409	(32,503)	—	(32,503)
Alfresa Holdings Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 19,592	(2,664)	—	(2,664)
Align Technology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	56	2,514	—	2,514
A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Alkermes PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(75)	$ 4,321	$—	$ 4,321
Allegheny Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(257)	(4,782)	—	(4,782)
Alliance Data Systems Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	28	(197)	—	(197)
Allison Transmission Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	66	455	—	455
Allstate Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	312	8,517	—	8,517
Alnylam Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(672)	18,460	—	18,460
Alphabet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	883	11,633	—	11,633
Alps Alpine Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 4,956	2,669	—	2,669
Altice USA, Inc. (Class A)(M)	–	Goldman Sachs International	10/17/19	(342)	(3,005)	—	(3,005)
Altria Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(413)	29,463	—	29,463
Alumina Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 62	2,447	—	2,447
Amada Holdings(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 12,452	1,099	—	1,099
AMC Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	382	—	—	—
Amcor PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(55)	(332)	—	(332)
Amdocs Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	336	(1,314)	—	(1,314)
Amedisys, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(15)	209	—	209
AMERCO(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	224	18,896	—	18,896
American Airlines Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(152)	7,869	—	7,869
A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
American Eagle Outfitters, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	201	$ (8,312)	$—	$ (8,312)
American Electric Power Company, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	33	822	—	822
American International Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(369)	(1,932)	—	(1,932)
American Water Works(M)	–	Goldman Sachs International	10/17/19	454	7,122	—	7,122
Ameriprise Financial, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	487	32,591	—	32,591
AmerisourceBergen Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	32	(1,766)	—	(1,766)
Amgen, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	705	(30,746)	—	(30,746)
AMP Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (74)	—	—	—
Amundi SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (44)	(2,873)	—	(2,873)
Analog Devices, Inc.(M)	–	Goldman Sachs International	10/17/19	56	(563)	—	(563)
Anglo American PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 99	799	—	799
ANSYS, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	55	1,742	—	1,742
Antero Resources Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	54	(13,286)	—	(13,286)
Anthem, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	491	(20,276)	—	(20,276)
Antofagasta PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (209)	(744)	—	(744)
AON(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(213)	(154)	—	(154)
Aozora Bank, Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 11,232	8,573	—	8,573
APA Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (54)	(2,072)	—	(2,072)
A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Apache Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(648)	$(53,449)	$—	$(53,449)
Apergy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	33	(3,005)	—	(3,005)
Applied Materials, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	287	(4,330)	—	(4,330)
Arch Capital Group Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	63	968	—	968
Arconic Inc(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	71	(1,352)	—	(1,352)
Arista Networks, Inc.(M)	–	Goldman Sachs International	10/17/19	(263)	(6,763)	—	(6,763)
Arrow Electronics, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	606	2,941	—	2,941
Asahi Intecc, Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (11,355)	(15,679)	—	(15,679)
Ashland Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(240)	(8,013)	—	(8,013)
Ashmore Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (12)	(1,644)	—	(1,644)
Ashtead Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (73)	901	—	901
Asics Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (27,487)	(58,052)	—	(58,052)
ASM Pacific Technology Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (1,575)	3,204	—	3,204
ASOS PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 61	(752)	—	(752)
Aspen Technology, Inc.(M)	–	Goldman Sachs International	10/17/19	18	(357)	—	(357)
Assurant, Inc.(M)	–	Goldman Sachs International	10/17/19	23	218	—	218
Assured Guaranty Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	464	(3,518)	—	(3,518)
AT&T, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	850	24,266	—	24,266
A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Athene Holding Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	642	$20,625	$—	$20,625
Atlassian Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(225)	1,804	—	1,804
Atos SE(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 17	(1,080)	—	(1,080)
Aurizon Holdings Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 172	793	—	793
Auto Trader Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 64	(1,067)	—	(1,067)
Autoliv, Inc.(M)	–	Goldman Sachs International	10/17/19	(227)	(2,271)	—	(2,271)
Autonation, Inc.(M)	–	Goldman Sachs International	10/17/19	101	1,438	—	1,438
Autozone, Inc.(M)	–	Goldman Sachs International	10/17/19	83	(3,150)	—	(3,150)
Avalara, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(44)	4,269	—	4,269
Avangrid, Inc.(M)	–	Goldman Sachs International	10/17/19	(22)	(1,192)	—	(1,192)
Avast PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 17	813	—	813
Avery Dennison Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(78)	(103)	—	(103)
Aviva PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (14)	(1,119)	—	(1,119)
Avnet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	254	1,466	—	1,466
AXA Equitable Holdings, Inc.	–	Goldman Sachs International	10/17/19	382	11,744	—	11,744
AXA SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 364	26,473	—	26,473
Axalta Coatings System Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(572)	9,690	—	9,690
Axon Enterprise, Inc.(M)	–	Goldman Sachs International	10/17/19	(18)	2,540	—	2,540
A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
B&M European Value Retail SA(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (125)	$ (2,072)	$—	$ (2,072)
Babcock International Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 138	10,974	—	10,974
BAE Systems PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 27	520	—	520
Baker Hughes, Inc. (Class A)(M)	1 Day USOIS -25.2 bps(M)	Goldman Sachs International	10/17/19	(387)	15,680	—	15,680
Ball Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(560)	16,871	—	16,871
Banco Bilboa Vizcaya Argentaria SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 342	14,457	—	14,457
Banco de Sabadell SA(M)	–	Goldman Sachs International	10/17/19	EUR 13	988	—	988
Banco Santander SA(M)	–	Goldman Sachs International	10/17/19	EUR 160	5,771	—	5,771
BancorpSouth, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(35)	(1,202)	—	(1,202)
BANDAI NAMCO Holdings, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 39,760	18,929	—	18,929
Bank of Hawaii Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(34)	(867)	—	(867)
Bank of Kyoto Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (12,199)	(8,314)	—	(8,314)
Bankia SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (57)	(107)	—	(107)
Bankinter SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (44)	(1,368)	—	(1,368)
BankUnited, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(26)	(807)	—	(807)
Barclays PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 15	1,249	—	1,249
Barclays Short IPO 3 Index(Q)	3 Month LIBOR -225bps(Q)	Barclays Bank PLC	8/01/20	(244)	6,197	—	6,197
Barratt Developments PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 410	45,493	—	45,493
Baxter International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	322	996	—	996
A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BBA Aviation PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (67)	$ 1,448	$—	$ 1,448
Beach Petroleum Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 22	(833)	—	(833)
Beazley PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (76)	(4,980)	—	(4,980)
Belden, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	88	7,695	—	7,695
Bellway PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 153	19,210	—	19,210
Benesse Holdings, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (7,917)	(2,038)	—	(2,038)
Berkeley Group Holdings PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 305	22,266	—	22,266
Berkley (W.R.) Corp.(M)	–	Goldman Sachs International	10/17/19	22	245	—	245
Best Buy Co., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	234	(778)	—	(778)
BGC Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(63)	(695)	—	(695)
BHP Billiton PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 49	(1,834)	—	(1,834)
Bio Rad Laboratories, Inc. (Class A)(M)	–	Goldman Sachs International	10/17/19	108	(882)	—	(882)
Biogen, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	950	11,652	—	11,652
BioMarin Pharmaceutical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(169)	10,805	—	10,805
Bio-Techne Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	64	4,239	—	4,239
Bluebird Bio, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(437)	37,971	—	37,971
BlueScope Steel Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 138	(6,037)	—	(6,037)
BNP Paribas SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 318	7,613	—	7,613
BNP Paris SA Long U.S. Bank Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	7/22/20	395	(3,171)	—	(3,171)
A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP Paris SA Long U.S. Bank Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	9/13/20	216	$ (1,690)	$—	$ (1,690)
BNP Paris SA Long U.S. Bank Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	9/13/20	1,667	(23,158)	—	(23,158)
BNP Paris SA Long U.S. Bank Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	9/14/20	929	(9,917)	—	(9,917)
Boeing Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(19)	(1,128)	—	(1,128)
BOK Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(16)	(162)	—	(162)
Bollore SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (77)	2,101	—	2,101
Booking Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	881	(13,101)	—	(13,101)
Booz Allen Hamilton Holding Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	50	(1,797)	—	(1,797)
Boral Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 21	109	—	109
Borgwarner, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(13)	(7)	—	(7)
Boston Beer Co., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	448	(40,132)	—	(40,132)
BP PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (266)	(7,122)	—	(7,122)
Bright Horizons Family Solutions(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	44	(1,727)	—	(1,727)
Brighthouse Financial, Inc.(M)	–	Goldman Sachs International	10/17/19	286	17,758	—	17,758
Brink’s Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(147)	(11,468)	—	(11,468)
Brinker International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	42	2,426	—	2,426
Bristol-Myers Squibb Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	252	13,716	—	13,716
British American Tobacco PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (96)	(4,543)	—	(4,543)
Britvic PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 52	9,126	—	9,126
A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Broadcom, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	112	$ (6,351)	$—	$ (6,351)
Brother Industries Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 14,648	5,627	—	5,627
Brown-Forman Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(23)	278	—	278
Brunswick Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	77	425	—	425
BT Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 306	21,122	—	21,122
Bunzl PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (84)	(2,439)	—	(2,439)
Burberry Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (115)	3,686	—	3,686
Bureau Veritas SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (20)	(20)	—	(20)
BWX Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(168)	5,723	—	5,723
C.H. Robinson Worldwide, Inc.(M)	–	Goldman Sachs International	10/17/19	(77)	(1,380)	—	(1,380)
Cabot Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(62)	(2,134)	—	(2,134)
Cabot Oil&Gas Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(132)	5,959	—	5,959
Caci International, Inc. (M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	158	8,479	—	8,479
Cadence Design Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	446	(15,182)	—	(15,182)
Calbee, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY (19,590)	(5,272)	—	(5,272)
Callon Petroleum Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	270	(22,176)	—	(22,176)
Caltex Australia Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (79)	(3,830)	—	(3,830)
Campbell Soup Co.(M)	1 Day USOIS -33.5 bps(M)	Goldman Sachs International	10/17/19	(54)	(2,838)	—	(2,838)
A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Canon, Inc,(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (15,730)	$ (3,807)	$—	$ (3,807)
Capita PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (92)	(6,628)	—	(6,628)
Capital One Financial Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	718	158	—	158
Cardinal Health, Inc.(M)	–	Goldman Sachs International	10/17/19	156	1,232	—	1,232
Carlisle Cos, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	170	1,462	—	1,462
CarMax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(220)	(3,581)	—	(3,581)
Carnival Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	34	(2,816)	—	(2,816)
Carpenter Technology Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(128)	(3,449)	—	(3,449)
Carrefour SA	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 113	(3,151)	—	(3,151)
Cars.Com, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	27	(1,971)	—	(1,971)
Carter’s, Inc.(M)	–	Goldman Sachs International	10/17/19	227	(9,815)	—	(9,815)
Carvana Co.(M)	1 Day USOIS -101.4 bps(M)	Goldman Sachs International	10/17/19	(96)	17,409	—	17,409
Casey’s General Stores, Inc.(M)	–	Goldman Sachs International	10/17/19	219	(7,945)	—	(7,945)
Casino Guichard Perrachon SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 68	3,121	—	3,121
Casio Computer Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY (9,281)	(5,566)	—	(5,566)
Cboe Global Markets, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(307)	9,809	—	9,809
CBS Corp. (Class B)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	34	(2,842)	—	(2,842)
CDK Global, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	127	5,902	—	5,902
A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
CDW Corp. (M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	94	$ 4,567	$—	$ 4,567
Cellnex Telecom SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (509)	(21,577)	—	(21,577)
Centene Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	133	(8,574)	—	(8,574)
Centennial Resource Development, Inc.(M)	–	Goldman Sachs International	10/17/19	18	(733)	—	(733)
CenterPoint Energy, Inc.(M)	–	Goldman Sachs International	10/17/19	(473)	(23,026)	—	(23,026)
Central Japan Railway Co.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 39,995	20,560	—	20,560
Centrica PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP (40)	2,923	—	2,923
Ceridian HCM Holding, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(104)	6,560	—	6,560
Challenger Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (287)	(9,965)	—	(9,965)
Charles River Laboratories International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	737	14,938	—	14,938
Charles Schwab Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(47)	(831)	—	(831)
Charter Communications, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(644)	11,750	—	11,750
Cheniere Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(1,063)	(9,481)	—	(9,481)
Chesapeake Energy Corp.(M)	1 Day USOIS -255 bps(M)	Goldman Sachs International	10/17/19	(30)	7,535	—	7,535
Chevron Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(361)	2,387	—	2,387
Chipotle Mexican Grille, Inc.(M)	–	Goldman Sachs International	10/17/19	(148)	(144)	—	(144)
Chiyoda Corp.(M)	1 Day TOTNAT -1600 bps(M)	Goldman Sachs International	10/17/19	JPY (931)	266	—	266
Chubu Electric Power Co.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 29,739	4,305	—	4,305
A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Chugoku Electric Power Co.(M)	–	Goldman Sachs International	10/17/19	JPY (22,814)	$ (4,817)	$—	$ (4,817)
Church & Dwight Co., Inc.(M)	–	Goldman Sachs International	10/17/19	50	1,088	—	1,088
Ciena Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	271	2,227	—	2,227
Cigna Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	152	(9,696)	—	(9,696)
CIMIC Group Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 22	(426)	—	(426)
Cinemark Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	79	(1,233)	—	(1,233)
Cirrus Logic, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	521	(9,925)	—	(9,925)
Cisco Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	452	7,731	—	7,731
Citizen Watch Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,327	458	—	458
CK Asset Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 615	(3,930)	—	(3,930)
CK Hutchison Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 545	(15,255)	—	(15,255)
Clean Harbors, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(74)	(981)	—	(981)
Clorox Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	76	(3,120)	—	(3,120)
Close Brothers Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 15	891	—	891
CLP Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 1,664	3,139	—	3,139
CME Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(214)	4,210	—	4,210
CMS Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(33)	(1,340)	—	(1,340)
CNO Financial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(225)	(9,541)	—	(9,541)
A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
CNP Assurances(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 106	$ 2,333	$—	$ 2,333
CNX Resources Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	221	(39,387)	—	(39,387)
Cobham PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (99)	2,168	—	2,168
Coca-Cola Amatil Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 78	(1,717)	—	(1,717)
Coca-Cola Bottlers Japan Holdings, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (28,587)	(6,875)	—	(6,875)
Cognex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(61)	(1,826)	—	(1,826)
Cognizant Technology Solutions Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	224	(13,648)	—	(13,648)
Coherent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(17)	1,350	—	1,350
Colgate-Palmolive Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	101	443	—	443
Columbia Sportswear Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	105	(1,557)	—	(1,557)
Comcast Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	44	(1,266)	—	(1,266)
Commerce Bancshares, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	84	2,427	—	2,427
CommScope Holding Co., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	49	(972)	—	(972)
CommVault Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(18)	450	—	450
Compagnie de Saint-Gobain SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 78	5,161	—	5,161
Compagniie Plastic Omnium SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (21)	(153)	—	(153)
Compass Minerals International, Inc.(M)	1 Day USOIS -59 bps(M)	Goldman Sachs International	10/17/19	(152)	(11,028)	—	(11,028)
Conagra Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(302)	(16,297)	—	(16,297)
A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Concho Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(366)	$ 31,282	$—	$ 31,282
Conduent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(66)	2,826	—	2,826
Consolidated Edison, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	616	27,805	—	27,805
Constellation Brands, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	280	1,043	—	1,043
ConvaTec Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (14)	(70)	—	(70)
Cooper Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	204	(466)	—	(466)
Copa Holdings SA (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(534)	9,970	—	9,970
Core Laboratories NV(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(173)	(7,257)	—	(7,257)
COSMOS Pharmaceutical Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (24,090)	7,630	—	7,630
Costco Wholesale Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	23	(849)	—	(849)
Coupa Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(150)	8,256	—	8,256
Covetrus, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(21)	2,260	—	2,260
Cracker Barrel Old Country Store, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	18	(40)	—	(40)
Crane Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	49	637	—	637
Credit Saison Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (1,596)	(2,657)	—	(2,657)
Cree, Inc.(M)	–	Goldman Sachs International	10/17/19	(118)	(4,974)	—	(4,974)
Croda International PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (25)	(491)	—	(491)
Crown Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(357)	(16,430)	—	(16,430)
A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
CSX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(262)	$ (836)	$—	$ (836)
Cullen/Frost Bankers, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(122)	(3,984)	—	(3,984)
Cummins, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	246	2,831	—	2,831
Curtiss-Wright Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	312	1,317	—	1,317
Cyber Agent, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (77,406)	28,863	—	28,863
CYBG PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (23)	334	—	334
Dai Nippon Printing Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY 5,536	8,168	—	8,168
Daicel Chemical Industries Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 4,240	3,006	—	3,006
Daifuku Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (47,047)	(33,665)	—	(33,665)
Dai-Ichi Life Holdings, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 9,211	6,714	—	6,714
Daiichi Sankyo Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (16,462)	7,517	—	7,517
Daikin Industries Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (50,636)	(3,816)	—	(3,816)
Daily Mail & General Trust PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 28	1,095	—	1,095
Dainippon Pharmaceutical Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 5,735	(2,150)	—	(2,150)
Dainippon SCREEN Mfg. Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (5,242)	1,347	—	1,347
Daiwa Securities Group(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (8,839)	(170)	—	(170)
Dana, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	81	(1,000)	—	(1,000)
Danaher Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	287	10,434	—	10,434
A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Darden Restaurants, Inc.(M)	–	Goldman Sachs International	10/17/19	16	$ (1,178)	$—	$ (1,178)
Dassault Systemes SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (82)	(2,449)	—	(2,449)
DaVita HealthCare Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(28)	1,890	—	1,890
Deckers Outdoor Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	476	(21,237)	—	(21,237)
Dell Technologies, Inc. (Class C)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(258)	11,552	—	11,552
Delphi Automotive PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(707)	22,634	—	22,634
Delphi Technologies PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	147	(30,600)	—	(30,600)
Delta Air Lines, Inc.(M)	–	Goldman Sachs International	10/17/19	328	(2,877)	—	(2,877)
Deluxe Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	230	7,583	—	7,583
DeNa Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 3,451	(1,934)	—	(1,934)
Denso Corp. ADR(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (5,515)	(1,698)	—	(1,698)
Dentsu, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (2,241)	(388)	—	(388)
Devon Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(154)	3,574	—	3,574
DeVry Education Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	258	(18,609)	—	(18,609)
DexCom, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(371)	(7,317)	—	(7,317)
Dick’s Sporting Goods, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	160	14,210	—	14,210
Dillards, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	204	15,362	—	15,362
Direct Line Insurance Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 14	970	—	970
A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
DISCO Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (24,372)	$ (1,665)	$—	$ (1,665)
Discover Financial Services(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	22	(865)	—	(865)
Discovery, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	125	(3,075)	—	(3,075)
Dixons Carphone PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 24	152	—	152
Docusign, Inc.(M)	–	Goldman Sachs International	10/17/19	(251)	(14,358)	—	(14,358)
Dollar General Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	31	(353)	—	(353)
Dollar Tree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(338)	(16,338)	—	(16,338)
Dominion Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(570)	(32,513)	—	(32,513)
Domino’s Pizza, Inc.(M)	–	Goldman Sachs International	10/17/19	(68)	(1,536)	—	(1,536)
Domino’s Pizza, Inc.(M)	1 Day AUDOIS -100 bps(M)	Goldman Sachs International	10/17/19	AUD (21)	(689)	—	(689)
Domtar Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	128	6,140	—	6,140
Don Quijote Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (10,170)	(6,104)	—	(6,104)
Donaldson Co., Inc.	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(15)	(501)	—	(501)
DowDuPont, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(148)	(1,676)	—	(1,676)
Drax Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 29	587	—	587
Ds Smith PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (39)	(1,367)	—	(1,367)
DTE Energy Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	23	908	—	908
Dunelm Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 36	(902)	—	(902)
A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Dunkin’ Brands Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(30)	$ 342	$—	$ 342
DXC Technology Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	165	(25,700)	—	(25,700)
Dycom Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(84)	(6,059)	—	(6,059)
Eagle Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(233)	(14,751)	—	(14,751)
East Japan Railway Co.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 12,096	2,553	—	2,553
Easyjet PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (167)	(43,555)	—	(43,555)
Eaton Corp. PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	433	(8,673)	—	(8,673)
eBay, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	800	(46,735)	—	(46,735)
Edenred SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (467)	1,269	—	1,269
Edgewell Personal Care Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(24)	(787)	—	(787)
Edison International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(273)	(16,478)	—	(16,478)
Edwards Lifesciences Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	220	2,738	—	2,738
EISai Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY (3,745)	(913)	—	(913)
Electric Power Development, Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 5,587	766	—	766
Electricite de France SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 387	(22,538)	—	(22,538)
Electronic Arts, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	373	(3,253)	—	(3,253)
Eli Lilly & Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	286	1,955	—	1,955
Elior Group SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 12	259	—	259
A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
EMCOR Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	188	$ (3,875)	$—	$ (3,875)
Emerson Electric Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(53)	(2,578)	—	(2,578)
Enagas SA(M)	–	Goldman Sachs International	10/17/19	EUR (213)	5,196	—	5,196
Enagas SA(M)	–	Goldman Sachs International	10/17/19	EUR 44	3,271	—	3,271
Encompass Health Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(30)	455	—	455
Endesa SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 520	18,660	—	18,660
Energizer Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(353)	(974)	—	(974)
Engie SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 844	109,635	—	109,635
Ensco PLC (Class A)(M)	1 Day USOIS -81 bps(M)	Goldman Sachs International	10/17/19	(363)	91,562	—	91,562
Entegris, Inc.(M)	–	Goldman Sachs International	10/17/19	15	(131)	—	(131)
EOG Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(387)	27,946	—	27,946
EPAM Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	43	(2,466)	—	(2,466)
EQT Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(277)	26,149	—	26,149
Equifax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(293)	7,779	—	7,779
Equitrans Midstream Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(390)	(45,952)	—	(45,952)
Essilor International SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (239)	394	—	394
Estee Lauder Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	514	(16,151)	—	(16,151)
Etsy, Inc.(M)	–	Goldman Sachs International	10/17/19	88	(4,102)	—	(4,102)
A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Eurofins Scientific(M)	1 Day EONIA -300 bps(M)	Goldman Sachs International	10/17/19	EUR (13)	$ 346	$—	$ 346
Eutelsat Communication SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 120	1,618	—	1,618
Evercore, Inc. (Class A)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	45	(578)	—	(578)
Everest Re Group Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	608	34,597	—	34,597
Evraz PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 138	(8,612)	—	(8,612)
Exact Sciences Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(66)	10,547	—	10,547
Exelixis, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	503	(34,829)	—	(34,829)
Exelon Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	810	4,721	—	4,721
Expedia, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	222	5,421	—	5,421
Expeditors International of Washington, Unc.(M)	–	Goldman Sachs International	10/17/19	(161)	(717)	—	(717)
Experian PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (17)	(477)	—	(477)
Extraction Oil Gas, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	22	(4,467)	—	(4,467)
Exxon Mobil Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(389)	4,785	—	4,785
F5 Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	326	13,781	—	13,781
Facebook, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	832	(47,099)	—	(47,099)
Fair Isaac Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	73	(9,560)	—	(9,560)
FamilyMart UNY Holdings Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (20,005)	(2,492)	—	(2,492)
Fanuc Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (26,404)	(19,163)	—	(19,163)
A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Fast Retailing Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (51,744)	$ 3,477	$—	$ 3,477
Fastenal Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(329)	(6,157)	—	(6,157)
Faurecia SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (16)	976	—	976
Federated Investors, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	212	3,254	—	3,254
FedEx Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(1,113)	145,193	—	145,193
Ferrovial SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (499)	(10,124)	—	(10,124)
Fidelity National Financial, Inc.(M)	–	Goldman Sachs International	10/17/19	22	(7)	—	(7)
Fireeye, Inc.(M)	–	Goldman Sachs International	10/17/19	(445)	18,253	—	18,253
First American Financial Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	196	(4,291)	—	(4,291)
First Financial Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(56)	(2,686)	—	(2,686)
First Horizon National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(34)	274	—	274
First Republic Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(322)	(19,818)	—	(19,818)
First Solar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(62)	3,958	—	3,958
FirstEnergy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(470)	(13,117)	—	(13,117)
Five Below(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(520)	4,821	—	4,821
FLIR Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	75	1,623	—	1,623
Floor Decor Holdings (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(421)	(26,322)	—	(26,322)
Flowserve Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(61)	(1,236)	—	(1,236)
A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Fluor Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(14)	$ 1,549	$—	$ 1,549
FMC Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(104)	(788)	—	(788)
FNB Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(37)	(1,706)	—	(1,706)
Foot Locker, Inc.(M)	–	Goldman Sachs International	10/17/19	469	25,379	—	25,379
Ford Motor Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(19)	755	—	755
Fortescue Metals Group Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 698	13,443	—	13,443
Fortinet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	288	(8,192)	—	(8,192)
Fortive Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(15)	(123)	—	(123)
Fortune Brands Home & Security, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(19)	(919)	—	(919)
Fox Corp. (Class A)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	21	(1,670)	—	(1,670)
Franklin Res, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	136	4,914	—	4,914
Freeport-McMoRan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(620)	8,310	—	8,310
Fuji Electric Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (3,180)	(1,156)	—	(1,156)
Fujitsu Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 25,650	2,913	—	2,913
Fukuoka Financial Group(M)	–	Goldman Sachs International	10/17/19	JPY 15,881	13,569	—	13,569
Fulton Financial(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(20)	(187)	—	(187)
G4S PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (18)	(368)	—	(368)
Gap, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	180	(6,086)	—	(6,086)
A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Gartner, Inc.(M)	–	Goldman Sachs International	10/17/19	(266)	$(11,794)	$—	$(11,794)
Gas Natural SDG SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 170	12,265	—	12,265
GATX Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	89	(253)	—	(253)
GCI Liberty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(265)	7,517	—	7,517
General Dynamics Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	348	(10,333)	—	(10,333)
General Electric Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(875)	1,953	—	1,953
General Mills, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	43	(364)	—	(364)
General Motors Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	50	(2,631)	—	(2,631)
Genuine Parts Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(259)	(11,564)	—	(11,564)
Getlink(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (22)	(1,070)	—	(1,070)
Gilead Sciences, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	616	(27,376)	—	(27,376)
GlaxoSmithKline PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 51	2,438	—	2,438
Global Payments, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(37)	2,561	—	2,561
Globus Medical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	264	11,203	—	11,203
GoDaddy, Inc.(M)	–	Goldman Sachs International	10/17/19	(59)	(268)	—	(268)
Graftech International Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	68	(2,259)	—	(2,259)
Graham Holdings Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	348	(24,595)	—	(24,595)
Grand Canyon Education, Inc.(M)	–	Goldman Sachs International	10/17/19	137	(18,533)	—	(18,533)
A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Granite Construction, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(26)	$ (2,536)	$—	$ (2,536)
Graphic Packaging Holding Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	271	(16,277)	—	(16,277)
Graphic Packaging International Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(227)	(17,064)	—	(17,064)
Green Dot Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(53)	5,551	—	5,551
Green King PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 124	1,303	—	1,303
Grifols SA(M)	–	Goldman Sachs International	10/17/19	EUR (100)	999	—	999
GrubHub, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(57)	5,964	—	5,964
GTx, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	17	(761)	—	(761)
Guidewire Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(325)	(3,873)	—	(3,873)
Gungho Online Entertainment, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 20,142	7,679	—	7,679
GVC Holdings PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 12	1,132	—	1,132
H&R Block, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	402	(9,468)	—	(9,468)
Hain Celestial Group Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	(172)	(16,552)	—	(16,552)
Halliburton Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	214	(21,841)	—	(21,841)
Halma PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (120)	373	—	373
Halyard Health, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(56)	(5,902)	—	(5,902)
Hamamatsu Photonics (M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (5,208)	(3,755)	—	(3,755)
Hancock Holdings Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(18)	(505)	—	(505)
A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Hang Seng Bank Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (119)	$ 89	$—	$ 89
Hanover Insurance Group, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	29	342	—	342
Hargreaves Lansdown PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (188)	(12,567)	—	(12,567)
Harley-Davidson, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(411)	(18,746)	—	(18,746)
Harris Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	263	(227)	—	(227)
Hartford Financial Services Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	24	124	—	124
Harvey Norman Holdings Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 185	2,533	—	2,533
Haseko Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 26,910	18,719	—	18,719
Hawaiian Electric Industries, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	65	2,628	—	2,628
Hays PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 65	—	—	—
HCA Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	239	(13,315)	—	(13,315)
Healthcare Services Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(118)	(4,086)	—	(4,086)
HealthEquity, Inc.(M)	–	Goldman Sachs International	10/17/19	(228)	4,577	—	4,577
Heico Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	70	(4,571)	—	(4,571)
Henderson Land Development Co., Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 2,580	(9,205)	—	(9,205)
Henry Schein, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	223	3,168	—	3,168
Herman Miller, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	131	6,012	—	6,012
Hermes International SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (55)	1,019	—	1,019
A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Hess Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(698)	$39,022	$—	$39,022
Hewlett Packard Enterprise Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	61	891	—	891
Hexcel Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	28	(274)	—	(274)
Hikari Tsushin, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (2,460)	1,128	—	1,128
Hill-Rom Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	83	(426)	—	(426)
Hilton Grand Vacations, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	22	(804)	—	(804)
Hisamitsu Pharmaceutical Co., Inc.(M)	–	Goldman Sachs International	10/17/19	JPY (4,010)	(2,247)	—	(2,247)
Hiscox Ltd.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (86)	(6,538)	—	(6,538)
Hitachi Capital America Corp.(M)	–	Goldman Sachs International	10/17/19	JPY (2,168)	(250)	—	(250)
Hitachi Chemical Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY 8,304	1,443	—	1,443
Hitachi Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 27,345	3,829	—	3,829
Hitachi High-Tech Group(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 5,337	2,580	—	2,580
HK Electric Investments Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (379)	638	—	638
HKT Trust and HKT Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (153)	521	—	521
Hokuriku Electric Power Co.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (8,052)	(7,447)	—	(7,447)
Hollyfrontier Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	581	37,011	—	37,011
Home Bancshares, Inc.(M)	–	Goldman Sachs International	10/17/19	(47)	(1,634)	—	(1,634)
Honeywell International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	33	(88)	—	(88)
A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Hong Kong & China Gas Co. Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 477	$ (1,171)	$—	$ (1,171)
Hoshizaki Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (3,112)	(2,627)	—	(2,627)
Howard Hughes Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(114)	(628)	—	(628)
Howden Joinery Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 73	1,888	—	1,888
Hoya Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 14,710	(5,549)	—	(5,549)
HP, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	115	(543)	—	(543)
HSBC Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (30)	(2,676)	—	(2,676)
Hubbell, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	197	(4,760)	—	(4,760)
Hukahodo DY Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY 3,170	(444)	—	(444)
Humana, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	79	(5,766)	—	(5,766)
Hunt (J.B.) Transport Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(90)	2,553	—	2,553
Huntington Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(38)	(269)	—	(269)
Huntington Ingalls Industries, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	967	(16,422)	—	(16,422)
Hysan Development Co., Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 187	287	—	287
IAA, Inc.(M)	–	Goldman Sachs International	10/17/19	(14)	556	—	556
IAC InterActiveCorp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	327	(26,280)	—	(26,280)
Iberdrola SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 633	22,883	—	22,883
Ibiden Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (19,725)	(2,638)	—	(2,638)
A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Barclays Bank PLC	3/20/20	1,100	$ (69,122)	$6,677	$ (75,799)
ICU Medical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	38	699	—	699
Idemitsu Kosan Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 31,872	13,206	—	13,206
IHS Markit Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(21)	127	—	127
Iliad SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (220)	(24,109)	—	(24,109)
Illumina, Inc.(M)	–	Goldman Sachs International	10/17/19	(716)	(100,253)	—	(100,253)
Iluka Resources Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 99	3,506	—	3,506
Imerys SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (68)	113	—	113
IMI PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (26)	1,874	—	1,874
Imperial Brands PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (53)	9,442	—	9,442
INC Research Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(18)	(334)	—	(334)
Indivior PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 33	(6,970)	—	(6,970)
Industrial de Diseno Textil SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (542)	8,001	—	8,001
Informa PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (49)	(510)	—	(510)
Ingenico Group SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (359)	(7,523)	—	(7,523)
Ingredion, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	105	1,780	—	1,780
Inmarsat PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 75	(654)	—	(654)
Inogen, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	74	8,803	—	8,803
A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Inpex Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 44,083	$ 35,945	$—	$ 35,945
Insperity, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	89	(918)	—	(918)
Insulet(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(344)	(40,909)	—	(40,909)
Insurance Australia Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (83)	1,734	—	1,734
Intel Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	802	(933)	—	(933)
Interdigital, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(77)	(370)	—	(370)
intermediate Capital Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (18)	(760)	—	(760)
International Business Machines Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	500	9,895	—	9,895
International Flavors & Fragrances(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(287)	(6,596)	—	(6,596)
International Game Technology(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(332)	(13,351)	—	(13,351)
International Paper Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	236	9,767	—	9,767
Interpublic Group of Companies, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	21	490	—	490
Intertek Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (56)	698	—	698
Intuit, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	119	(4,283)	—	(4,283)
Investec PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 42	(4,015)	—	(4,015)
Ionis Pharmacruticals, Inc.(M)	–	Goldman Sachs International	10/17/19	(25)	1,881	—	1,881
IPG Photonics Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(95)	1,950	—	1,950
Isetan Mitsukoshi Holdings Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (23,716)	(12,649)	—	(12,649)
A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Isuzu Motors Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 9,292	$ 2,146	$—	$ 2,146
Itochu Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 103,950	10,455	—	10,455
Itochu Techno-Solutions Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 7,612	(4,231)	—	(4,231)
ITT, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	124	1,894	—	1,894
IWG PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (88)	975	—	975
Iyo Bank Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY (2,231)	(2,360)	—	(2,360)
Izumi Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (1,626)	(610)	—	(610)
J.Front Retailing Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (2,589)	(602)	—	(602)
j2 Global, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	399	7,883	—	7,883
Jabil Circuit, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	393	62,250	—	62,250
Jack In The Box, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(43)	(1,065)	—	(1,065)
James Hardie Industries PLC(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (608)	(25,038)	—	(25,038)
Janus Henderson Group PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	23	1,795	—	1,795
Japan Airlines Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 48,488	(17,702)	—	(17,702)
Japan Airport Terminal Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (16,115)	(15,436)	—	(15,436)
Japan Post Holdings, Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 13,206	3,019	—	3,019
Jazz Pharmaceuticals PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	348	7,909	—	7,909
JCDecaux SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (69)	(1,670)	—	(1,670)
A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
JD Sports Fashion PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 64	$ 14,876	$—	$ 14,876
JetBlue Airways Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	247	(4,399)	—	(4,399)
JFE Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY 19,984	2,741	—	2,741
JGC Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (23,145)	(19,866)	—	(19,866)
John Wiley & Sons, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	99	(2,448)	—	(2,448)
John Wood Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (10)	452	—	452
Johnson & Johnson(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	48	928	—	928
JPMorgan Chase & Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	81	1,608	—	1,608
JPMorgan Long EMU Value Index(Q)	3 Month EURIBOR -14bps(Q)	JPMorgan Chase Bank, N.A.	7/22/20	EUR 1,499	(11,302)	—	(11,302)
JPMorgan Long EMU Value Index(Q)	3 Month EURIBOR -14bps(Q)	JPMorgan Chase Bank, N.A.	7/22/20	EUR 7,304	74,134	—	74,134
JPMorgan Long U.S. Value Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	7/23/20	854	(25,565)	—	(25,565)
JPMorgan Long U.S. Value Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	7/23/20	1,263	23,755	—	23,755
JPMorgan Long U.S. Value Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	7/23/20	2,687	(18,143)	—	(18,143)
JPMorgan Long U.S. Value Index(Q)	3 Month LIBOR -5bps(Q)	JPMorgan Chase Bank, N.A.	7/23/20	4,899	(23,314)	—	(23,314)
JPMorgan Short EMU Quality Index(Q)	3 Month EURIBOR -5bps(Q)	JPMorgan Chase Bank, N.A.	7/22/20	EUR (6,122)	(102,534)	—	(102,534)
JPMorgan Short EMU Quality Index(Q)	3 Month EURIBOR -5bps(Q)	JPMorgan Chase Bank, N.A.	7/22/20	EUR (1,604)	(18,692)	—	(18,692)
JPMorgan Short EMU Quality Index(Q)	3 Month EURIBOR -5bps(Q)	JPMorgan Chase Bank, N.A.	7/22/20	EUR (1,034)	(23,728)	—	(23,728)
JPMorgan Short IPO 2 Index(Q)	3 Month LIBOR -220bps(Q)	JPMorgan Chase Bank, N.A.	9/05/20	(470)	45,780	—	45,780
A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
JPMorgan Short IPO 3 Index(Q)	3 Month LIBOR -62bps(Q)	JPMorgan Chase Bank, N.A.	9/24/20	(394)	$ 35,471	$—	$ 35,471
JPMorgan Short Luxury Index(Q)	3 Month LIBOR +4bps(Q)	JPMorgan Chase Bank, N.A.	8/15/20	(930)	(24,593)	—	(24,593)
JPMorgan Short Luxury Index(Q)	3 Month LIBOR +4bps(Q)	JPMorgan Chase Bank, N.A.	8/15/20	(922)	(23,596)	—	(23,596)
JPMorgan Short U.S. Growth Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	9/09/20	(1,588)	30,336	—	30,336
JPMorgan Short U.S. Growth Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	9/09/20	(1,581)	9,388	—	9,388
JPMorgan Short U.S. Growth Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	9/09/20	(1,153)	27,481	—	27,481
JPMorgan Short U.S. Growth Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	9/09/20	(396)	3,595	—	3,595
JPMorgan Short U.S. Momentum Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	7/23/20	(3,119)	2,654	—	2,654
JPMorgan Short U.S. Momentum Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	7/23/20	(1,004)	10,059	—	10,059
JPMorgan Short U.S. Momentum Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	7/23/20	(789)	6,494	—	6,494
JTekT Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 7,880	2,747	—	2,747
Juniper Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	338	10,286	—	10,286
Just Eat PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (45)	6,646	—	6,646
JXTG Nippon Oil & Energy Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 72,818	40,605	—	40,605
Kajima Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 26,413	15,199	—	15,199
Kakaku.Com, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY (24,529)	(6,677)	—	(6,677)
Kamigumi Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 12,756	(240)	—	(240)
Kansai Electric Power Co., Inc. (M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,952	(1,595)	—	(1,595)
A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Kansai Paint Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (15,243)	$(14,624)	$—	$(14,624)
Kansas City Southern Railway Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(201)	(1,754)	—	(1,754)
KAR Auction Services, Inc.(M)	–	Goldman Sachs International	10/17/19	230	(23,514)	—	(23,514)
KDDI Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 72,047	7,755	—	7,755
Keihan Holdings Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (3,616)	(2,109)	—	(2,109)
Keikyu Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (14,199)	(10,127)	—	(10,127)
Keio Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (20,367)	(4,587)	—	(4,587)
Kemper Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(26)	(368)	—	(368)
Kering SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (250)	(11,140)	—	(11,140)
Kerry Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 254	(1,541)	—	(1,541)
KeyCorp, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(15)	(140)	—	(140)
Keyence Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (52,232)	(11,912)	—	(11,912)
Keysight Technologies, Inc.(M)	–	Goldman Sachs International	10/17/19	15	(214)	—	(214)
Kikkoman Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (25,891)	(13,480)	—	(13,480)
Kimberly-Clay Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	277	18,219	—	18,219
Kinder Morgan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(381)	(3,731)	—	(3,731)
Kintetsu Group Holdings Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (19,224)	(9,655)	—	(9,655)
Kirby Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(357)	(16,072)	—	(16,072)
A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Klac-Tencor Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	112	$ 6,660	$—	$ 6,660
Kobe Bussan Co., Lt(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (3,876)	(2,930)	—	(2,930)
Kobe Steel, Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,617	298	—	298
Kohl’s Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	326	(13,037)	—	(13,037)
Koito Manufacturing Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY (6,539)	(3,006)	—	(3,006)
Komatsu Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,109	1,099	—	1,099
Konami Holdings Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,555	509	—	509
Konica Minolta, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 13,429	(1,791)	—	(1,791)
Kose Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (25,088)	(4,273)	—	(4,273)
Kosmos Energy Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(369)	13,116	—	13,116
Kraft Heinz Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(473)	2,444	—	2,444
Kroger Co. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	576	12,891	—	12,891
Kuraray Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 7,078	3,263	—	3,263
Kuraya Sanseido, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 21,996	5,738	—	5,738
Kyocera Group(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 30,912	5,564	—	5,564
Kyushu Electric Power Co.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 1,724	94	—	94
Kyushu Railway Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 19,028	12,005	—	12,005
L Brands, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	27	445	—	445
A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Laboratory Corp. of America Holdings(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	274	$ (7,123)	$—	$ (7,123)
Lam Research Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	547	1,828	—	1,828
Lamb Weston Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	19	440	—	440
Lawson, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY (11,403)	(1,942)	—	(1,942)
Lear Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	53	(2,577)	—	(2,577)
Legg Mason, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(91)	961	—	961
Leggett & Platt, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(68)	(879)	—	(879)
Legrand SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (96)	823	—	823
Leidos Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	34	382	—	382
Lendlease Corporation Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (484)	(11,281)	—	(11,281)
Lennox International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(56)	(405)	—	(405)
Liberty Broadband Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(291)	7,607	—	7,607
Liberty Global PLC(M)	–	Goldman Sachs International	10/17/19	(174)	19,255	—	19,255
Liberty Interactive Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	469	(58,909)	—	(58,909)
Lincoln National Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	332	14,892	—	14,892
Linde PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(301)	(13,829)	—	(13,829)
Lion Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 5,449	2,822	—	2,822
Lions Gate Entertainment Corp.(M)	1 Day USOIS -230.1 bps(M)	Goldman Sachs International	10/17/19	(128)	20,351	—	20,351
A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Livanova PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(64)	$ 5,370	$—	$ 5,370
Live Nation Entertainment, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(65)	2,808	—	2,808
LKQ Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(545)	(80,510)	—	(80,510)
Lloyds Banking Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 24	2,361	—	2,361
LMVH Moet Hennssey Louis Vuitton SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (165)	6,780	—	6,780
Lockheed Martin Corp.(M)	–	Goldman Sachs International	10/17/19	526	13,393	—	13,393
LogMeIn, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	56	2,366	—	2,366
Louisiana-Pacific Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(175)	(6,374)	—	(6,374)
Lowes Cos, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(162)	6,834	—	6,834
LPL Financial Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	59	1,708	—	1,708
Lululemon Athletica, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	310	(2,967)	—	(2,967)
Lumentum Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(174)	13,347	—	13,347
Mabuchi Motor Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 11,397	2,548	—	2,548
Macquarie Infrastructure Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(329)	(1,002)	—	(1,002)
Macy’s, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	269	(11,863)	—	(11,863)
Madison Square Garden Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(451)	(19,883)	—	(19,883)
Makita Corp.(M)	–	Goldman Sachs International	10/17/19	JPY (9,318)	(5,013)	—	(5,013)
Man Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (93)	(2,755)	—	(2,755)
A121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Manhattan Associates, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	214	$ (1,187)	$—	$ (1,187)
Manitowoc Foodservice(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(279)	(14,246)	—	(14,246)
Manpowergroup, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	464	(5,274)	—	(5,274)
Mapfre SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 49	(475)	—	(475)
Marathon Petroleum Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	31	4,547	—	4,547
Markel Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(141)	(1,608)	—	(1,608)
Marks & Spencer Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 48	(3,457)	—	(3,457)
Marsh & Mclennan(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(134)	(242)	—	(242)
Martin Marietta Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(677)	(56,154)	—	(56,154)
Marubeni Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 71,403	15,347	—	15,347
Marui Group Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (32,616)	(17,038)	—	(17,038)
Marvell Technology Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(41)	49	—	49
Masimo(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	116	(411)	—	(411)
MasTec, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	126	1,229	—	1,229
Matador Resources Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(52)	1,240	—	1,240
Match Group, Inc.(M)	–	Goldman Sachs International	10/17/19	361	(30,214)	—	(30,214)
Matsumotokiyoshi Holdings Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (2,385)	111	—	111
Mattel, Inc.(M)	–	Goldman Sachs International	10/17/19	(331)	(42,679)	—	(42,679)
A122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Mattel, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	174	$ (1,570)	$—	$ (1,570)
Mazda Motor Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 35,569	10,910	—	10,910
Mccormick & Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(18)	559	—	559
McDermott International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	126	(82,510)	—	(82,510)
McKesson Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	360	(17,832)	—	(17,832)
Medibank Private(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (246)	4,741	—	4,741
MEDNAX, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	172	1,686	—	1,686
Medtronic PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	412	2,635	—	2,635
Melco International Development Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 171	(459)	—	(459)
MercadoLibre, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	75	(2,627)	—	(2,627)
Merck & Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	469	3,990	—	3,990
Mercury General Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(112)	(1,483)	—	(1,483)
Merlin Entertainment PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (17)	(18)	—	(18)
Metlife, Inc.(M)	–	Goldman Sachs International	10/17/19	282	3,206	—	3,206
Mettler Toledo International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	186	6,806	—	6,806
MGM China Holdings Ltd.(M)	1 Day HONIX -75 bps(M)	Goldman Sachs International	10/17/19	HKD (791)	2,419	—	2,419
MGM Resorts International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(196)	4,682	—	4,682
Michaels Cos. Inc.(M)	–	Goldman Sachs International	10/17/19	40	3,316	—	3,316
A123

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Micro Focus International PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 78	$ 4,941	$—	$ 4,941
Micron Technology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	709	(90,627)	—	(90,627)
Microsoft Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	340	3,737	—	3,737
Millea Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY 19,821	3,755	—	3,755
Minebea Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 9,918	(3,107)	—	(3,107)
Minth Group Ltd.(M)	1 Day HONIX -250 bps(M)	Goldman Sachs International	10/17/19	HKD (1,091)	(9,824)	—	(9,824)
MISUMI Group, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (25,327)	(5,660)	—	(5,660)
Mitsubishi Chemical Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 13,935	(2,816)	—	(2,816)
Mitsubishi Electric Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 19,899	12,045	—	12,045
Mitsubishi Gas Chemical Co., Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 8,847	8,868	—	8,868
Mitsubishi Heavy Industries Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 13,636	3,052	—	3,052
Mitsubishi Logistics, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (1,594)	(505)	—	(505)
Mitsubishi Materials Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,136	1,813	—	1,813
Mitsubishi Motors Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (1,763)	(176)	—	(176)
Mitsubishi Motors Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 62,826	(12,230)	—	(12,230)
Mitsubishi Tanabe Pharma Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 5,774	(799)	—	(799)
Mitsubishi UFJ Financial Group, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 12,128	4,999	—	4,999
Mitsui & Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 44,957	6,085	—	6,085
A124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Mitsui Chemicals, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 12,672	$ 5,697	$—	$ 5,697
Mitsui OSK Lines Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (14,834)	849	—	849
Mitsui Trust Holdings, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 7,286	4,680	—	4,680
Mixi, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 12,580	(730)	—	(730)
Mizuho Financial Group, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 4,341	1,666	—	1,666
MKS Instruments, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	80	1,301	—	1,301
Molina Healthcare, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	173	(12,924)	—	(12,924)
Molson Coors Brewing Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	427	12,412	—	12,412
Mondi PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (316)	13,928	—	13,928
Moneysupermarket.com Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 105	993	—	993
MongoDB, Inc.(M)	–	Goldman Sachs International	10/17/19	(134)	11,075	—	11,075
Monolithic Power Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(77)	(907)	—	(907)
Monotaro Co., Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	JPY (50,344)	(38,831)	—	(38,831)
Monster Beverage Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	69	999	—	999
Morgan Stanley Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	216	(2,205)	—	(2,205)
Mosaic Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(64)	(1,009)	—	(1,009)
MS&AD Insurance Group Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY 17,190	2,867	—	2,867
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -13bps(Q)	BNP Paribas S.A.	2/06/20	AUD (267)	(2,220)	—	(2,220)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -20bps(Q)	BNP Paribas S.A.	2/06/20	AUD (664)	(20,153)	—	(20,153)
A125

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -33bps(Q)	BNP Paribas S.A.	2/06/20	AUD (1,322)	$(40,100)	$—	$(40,100)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -33bps(Q)	BNP Paribas S.A.	2/06/20	AUD (815)	(24,694)	—	(24,694)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -33bps(Q)	BNP Paribas S.A.	2/06/20	AUD (115)	(3,472)	—	(3,472)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -35bps(Q)	BNP Paribas S.A.	2/06/20	AUD (1,002)	(30,400)	—	(30,400)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -35bps(Q)	BNP Paribas S.A.	2/06/20	AUD (399)	(18,326)	—	(18,326)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -35bps(Q)	BNP Paribas S.A.	2/06/20	AUD (224)	(7,293)	—	(7,293)
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -35bps(Q)	BNP Paribas S.A.	2/26/20	AUD (365)	(11,993)	—	(11,993)
MSCI France Net Return Index(T)	–	Goldman Sachs International	10/17/19	EUR (303)	(5,685)	—	(5,685)
MSCI Italy Net Return Index(T)	–	Goldman Sachs International	10/17/19	EUR 414	3,589	—	3,589
MSCI Japan Net Return Index(T)	–	Goldman Sachs International	10/17/19	JPY 121,274	(303)	—	(303)
MSCI Spain Net Return Index(T)	–	Goldman Sachs International	10/17/19	EUR 1,635	49,085	—	49,085
MSCI Sweden Net Return Index(T)	–	Goldman Sachs International	10/17/19	SEK (12,607)	(27,108)	—	(27,108)
MSCI Switzerland Net Return CFD Index(T)	–	Goldman Sachs International	10/17/19	CHF 1,200	(316)	—	(316)
MTR Corp., Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 185	(1,199)	—	(1,199)
Murphy Oil Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(181)	(13,262)	—	(13,262)
Murphy USA, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	235	(8,795)	—	(8,795)
My Travel Group PLC(M)^	–	Goldman Sachs International	10/17/19	GBP 10	(11,946)	—	(11,946)
Mylan NV(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	507	(33,719)	—	(33,719)
Nabors Industries Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	88	(13,889)	—	(13,889)
Nabtesco Corp,(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (16,626)	(4,009)	—	(4,009)
Nankai Electric Railway Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (9,238)	(566)	—	(566)
A126

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
National Fuel Gas Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(344)	$ 9,271	$—	$ 9,271
National Grid PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 529	47,989	—	47,989
National Oilwell Varco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(359)	41,389	—	41,389
Naunce Communications, Inc.(M)	–	Goldman Sachs International	10/17/19	50	(3,436)	—	(3,436)
Navient Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	78	(1,844)	—	(1,844)
NCR Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(250)	10,849	—	10,849
Nektar Therapeutics(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(159)	4,196	—	4,196
NetApp, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	(181)	7,518	—	7,518
Netflix, Inc.(M)	–	Goldman Sachs International	10/17/19	(860)	78,153	—	78,153
Neurocrine Biosciences, Inc.(M)	–	Goldman Sachs International	10/17/19	(178)	17,672	—	17,672
New Melrose Industries, Inc.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (433)	(1,227)	—	(1,227)
New World Development(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 2,348	1,776	—	1,776
Newcrest Mining Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 394	(6,132)	—	(6,132)
Newell Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(615)	(31,049)	—	(31,049)
Newmont Mining Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(308)	2,535	—	2,535
News Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(349)	10,916	—	10,916
Nexon Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 34,447	(17,890)	—	(17,890)
Next PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 72	2,131	—	2,131
A127

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
NextEra Energy, Inc.(M)	–	Goldman Sachs International	10/17/19	(168)	$(10,021)	$—	$(10,021)
NGK Spark Plug Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (9,716)	(7,217)	—	(7,217)
NH Foods Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 17,035	7,205	—	7,205
Nhk Spring Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 7,858	4,297	—	4,297
Nidec Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (104,303)	(29,087)	—	(29,087)
Nielsen Holdings PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(348)	6,749	—	6,749
Nifco, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (1,475)	(683)	—	(683)
NIKE, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	185	12,897	—	12,897
Nikon Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 7,577	(259)	—	(259)
Nintendo Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (41,890)	17,295	—	17,295
Nippon Electric Glass Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 5,580	1,754	—	1,754
Nippon Express Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 22,919	(3,034)	—	(3,034)
Nippon Paint Holdings Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (30,660)	(27,746)	—	(27,746)
Nippon Seiko Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 5,226	483	—	483
Nippon Shinyaku Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (26,880)	(3,607)	—	(3,607)
Nippon Shokubai Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,512	(518)	—	(518)
Nippon Steel Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 29,158	449	—	449
Nippon Telegraph & Telephone Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 111,202	11,089	—	11,089
A128

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Nippon Yusen KK(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (15,498)	$ (6,909)	$—	$ (6,909)
Nisource, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(384)	(13,400)	—	(13,400)
Nissan Motor Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (10,020)	(220)	—	(220)
Nissin Foods Holdings Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (8,327)	(2,340)	—	(2,340)
Nitori Holdings Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (21,343)	(7,316)	—	(7,316)
Nitto Denko Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,587	143	—	143
NMC Health PLC(M)	1 Day SONIA -102.3667 bps(M)	Goldman Sachs International	10/17/19	GBP (372)	18,764	—	18,764
Noble Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(690)	37,727	—	37,727
Nomura Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY (67,493)	(17,374)	—	(17,374)
Nordstrom, Inc.(M)	–	Goldman Sachs International	10/17/19	58	2,092	—	2,092
Norfolk Southern Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(175)	(2,305)	—	(2,305)
Northrop Grumman Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	567	28,125	—	28,125
NorthWestern Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	71	1,991	—	1,991
Norwegian Cruise Line Holdings Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	211	(4,657)	—	(4,657)
Now, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(118)	5,382	—	5,382
NRG Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	(221)	(10,259)	—	(10,259)
NTT Data Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 3,211	(43)	—	(43)
Nu Skin Enterprises, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	246	(1,896)	—	(1,896)
A129

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Nucor Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	87	$ (1,570)	$—	$ (1,570)
Nutanix, Inc. (Class A)(M)	–	Goldman Sachs International	10/17/19	(137)	(5,139)	—	(5,139)
NuVasive, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	16	236	—	236
nVent Electric PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	69	957	—	957
NVIDIA Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(179)	6,379	—	6,379
NWS Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 564	(8,416)	—	(8,416)
Oasis Petroleum Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	42	(3,642)	—	(3,642)
Obayashi Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 40,092	22,284	—	22,284
OBIC Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY 2,458	55	—	55
Ocado Group(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (24)	480	—	480
Occidental Petroleum Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(244)	2,713	—	2,713
Oceaneering International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(101)	8,085	—	8,085
Odakyu Electric Railway Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (18,845)	(12,408)	—	(12,408)
Oil Search Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (100)	(1,804)	—	(1,804)
Okta, Inc.(M)	–	Goldman Sachs International	10/17/19	(22)	1,861	—	1,861
Old Dominion Freight Line, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(84)	(1,486)	—	(1,486)
Old Mutual PLC(M)	1 Day SONIA -76.041 bps(M)	Goldman Sachs International	10/17/19	GBP (93)	(1,341)	—	(1,341)
Old Republic International Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	41	2,244	—	2,244
A130

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Olin Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(16)	$ (286)	$—	$ (286)
Ollie’s Bargain Outlet Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(346)	21,681	—	21,681
Omnicom Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	31	(67)	—	(67)
ON Semiconductor Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	228	5,967	—	5,967
OneMain Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	54	(2,285)	—	(2,285)
ONEOK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(864)	(234)	—	(234)
Ono Pharmaceutical Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (9,060)	532	—	532
Oracle Corp. Japan(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 6,461	906	—	906
Oracle Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	500	4,496	—	4,496
Orange SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 310	23,131	—	23,131
Orica Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 23	563	—	563
Oriental Land Co., Ltd(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (4,869)	(583)	—	(583)
Origin Energy Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (248)	(7,473)	—	(7,473)
Orix Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 38,728	(6,548)	—	(6,548)
Orpea SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (187)	(4,270)	—	(4,270)
Osaka Gas Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 12,272	10,761	—	10,761
Oshkosh Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	222	2,996	—	2,996
Otsuka Corp. (M)	–	Goldman Sachs International	10/17/19	JPY 1,592	1,202	—	1,202
A131

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Owens Corning, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	40	$ 2,498	$—	$ 2,498
Owens-Illinois, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(80)	3,551	—	3,551
Packaging Corp. of America(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	231	12,806	—	12,806
PacWest Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(124)	(1,488)	—	(1,488)
Pann National Gaming, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(155)	10,551	—	10,551
Papa John’s Intl, Inc.(M)	1 Day USOIS -85.2 bps(M)	Goldman Sachs International	10/17/19	(126)	(3,728)	—	(3,728)
Park24 Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (31,499)	(21,819)	—	(21,819)
Parker-Hannifin Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	63	1,112	—	1,112
Parsley Energy, Inc.(M)	–	Goldman Sachs International	10/17/19	(32)	1,621	—	1,621
Patterson Cos., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	17	702	—	702
Patterson Cos., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	93	(11,566)	—	(11,566)
Paycom Software, Inc.(M)	–	Goldman Sachs International	10/17/19	16	(1,327)	—	(1,327)
Pegasystems(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(22)	946	—	946
Pennon Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 124	19,571	—	19,571
Pentair PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(53)	(1,341)	—	(1,341)
Penumbra, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(167)	5,803	—	5,803
PepsiCo., Inc.(M)	–	Goldman Sachs International	10/17/19	442	2,268	—	2,268
Peptidream, Inc.(M)	1 Day TOTNAT -75 bps(M)	Goldman Sachs International	10/17/19	JPY (10,940)	6,289	—	6,289
A132

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
PerkinElmer, Inc.(M)	–	Goldman Sachs International	10/17/19	18	$ 293	$—	$ 293
Persimmon PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 166	29,159	—	29,159
Persol Holdings Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (21,491)	6,132	—	6,132
Petrofac Ltd.(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 15	(885)	—	(885)
Peugeot SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 832	397	—	397
Pfizer, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	673	(16,454)	—	(16,454)
Philip Morris International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(490)	(17,595)	—	(17,595)
Phillips 66(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	365	821	—	821
Pigeon Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (32,269)	(14,697)	—	(14,697)
Pilgrim’s Pride Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	314	9,646	—	9,646
Pinnacle Financial Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(45)	(1,864)	—	(1,864)
Pinnacle West Capital Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	114	4,984	—	4,984
Plantronics, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	20	2,613	—	2,613
Platform Specialty Products Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(216)	1,473	—	1,473
Playtech PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 63	5,790	—	5,790
Pluralsight, Inc. (Class A)(M)	–	Goldman Sachs International	10/17/19	(210)	(15,506)	—	(15,506)
PNM Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(94)	(4,324)	—	(4,324)
POLA Orbis Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY (5,653)	830	—	830
A133

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Polyone Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(36)	$ 997	$—	$ 997
Pool Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(128)	(4,475)	—	(4,475)
Popular, Inc.(M)	–	Goldman Sachs International	10/17/19	18	23	—	23
Power Assets Holdings Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (1,343)	—	—	—
PPL Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	37	2,733	—	2,733
PRA Health Sciences, Inc.(M)	–	Goldman Sachs International	10/17/19	354	(2,865)	—	(2,865)
Prada SpA(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (409)	1,554	—	1,554
Premier, Inc. (Class A)(M)	–	Goldman Sachs International	10/17/19	(284)	45,962	—	45,962
Primerica, Inc.(M)	–	Goldman Sachs International	10/17/19	(57)	(3,149)	—	(3,149)
Principal Financial Group, Inc.(M)	–	Goldman Sachs International	10/17/19	20	401	—	401
Procter & Gamble Co. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	690	12,475	—	12,475
Progressive Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	23	155	—	155
Proofpoint, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(38)	(1,363)	—	(1,363)
Prosperity Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(74)	(3,861)	—	(3,861)
Public Service Enterprise Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	16	447	—	447
Publicis Groupe SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 91	1,568	—	1,568
PulteGroup, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	545	28,090	—	28,090
Pure Storage, Inc.( Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(929)	39,905	—	39,905
A134

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
PVH Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	127	$ (1,149)	$—	$ (1,149)
Qantas Airways Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (106)	(918)	—	(918)
QBE Insurance Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (163)	88	—	88
QEP Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(40)	5,277	—	5,277
Qiagen N.V.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	212	(3,163)	—	(3,163)
Qorvo, Inc.(M)	–	Goldman Sachs International	10/17/19	224	(5,617)	—	(5,617)
QUALCOMM, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	58	(1,438)	—	(1,438)
Quanta Services, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	231	15,192	—	15,192
Quintiles IMS Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	214	(3,511)	—	(3,511)
Rakuten, Inc. NPV(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (6,458)	(2,331)	—	(2,331)
Ralph Lauren Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	94	(1,337)	—	(1,337)
Ralph Lauren Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	192	(10,021)	—	(10,021)
Ramsay Health Care Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (83)	(1,086)	—	(1,086)
Range Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(120)	19,840	—	19,840
Raytheon Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	188	(3,054)	—	(3,054)
Rea Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (32)	(103)	—	(103)
Reckitt Benckiser Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (143)	(778)	—	(778)
Recruit Holdings, Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (15,001)	(1,064)	—	(1,064)
A135

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Red Electrica de Espana(M)	–	Goldman Sachs International	10/17/19	EUR 117	$ 4,386	$—	$ 4,386
Regeneron Pharmaceuticals, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	333	(1,907)	—	(1,907)
Reinsurance Group of America, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	701	7,352	—	7,352
Reliance Steel & Aluminum Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	81	(1,205)	—	(1,205)
RELX PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 15	159	—	159
Remy Cointreau SA(M)	1 Day EONIA -95 bps(M)	Goldman Sachs International	10/17/19	EUR (210)	20,338	—	20,338
RenaissanceRe Holdings Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	71	1,440	—	1,440
Renault SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 288	(21,043)	—	(21,043)
Renesas Electronics Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (21,046)	(5,324)	—	(5,324)
Rentokil Initial(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (48)	(2,504)	—	(2,504)
Repsol SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 488	17,610	—	17,610
Resona Holdings, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 43,467	33,485	—	33,485
Ricoh, Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY (12,971)	(620)	—	(620)
Rightmove PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 13	349	—	349
RingCentral, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(146)	6,588	—	6,588
Rinnai Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (2,772)	(1,221)	—	(1,221)
Rio Tinto PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 57	(452)	—	(452)
Robert Half International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	388	2,977	—	2,977
A136

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Rockwell Automation, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(223)	$ (3,861)	$—	$ (3,861)
Rohm Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 4,938	111	—	111
Roku, Inc.(M)	–	Goldman Sachs International	10/17/19	(91)	29,189	—	29,189
Rollins, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(50)	364	—	364
Rolls-Royce Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (183)	(1,399)	—	(1,399)
Roper Industries, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	26	(27)	—	(27)
Ross Store, Inc.(M)	–	Goldman Sachs International	10/17/19	233	2,953	—	2,953
Rotork PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (12)	258	—	258
Royal Gold, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(316)	4,206	—	4,206
Royal Mail PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 200	(11,747)	—	(11,747)
RPC, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	77	(543)	—	(543)
RPM International Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(72)	(1,026)	—	(1,026)
RSA Insurance Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (174)	(5,407)	—	(5,407)
Ryder System, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	127	(4,348)	—	(4,348)
Ryohin Keikaku Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (49,050)	(12,948)	—	(12,948)
S&P 500 Utilities Total Return Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	9/06/20	(873)	(33,218)	—	(33,218)
S&P 500 Utilities Total Return Index(Q)	3 Month LIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	9/06/20	(429)	(6,176)	—	(6,176)
S&P Global, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(20)	1,199	—	1,199
A137

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Safran SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (129)	$ (1,971)	$—	$ (1,971)
Sage Therapeutics, Inc.(M)	–	Goldman Sachs International	10/17/19	(459)	36,166	—	36,166
Sainsbury PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (27)	(3,156)	—	(3,156)
Sally Beauty Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	114	11,908	—	11,908
Sanderson Farms, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(29)	(552)	—	(552)
Sands China Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 120	(776)	—	(776)
Sankyo, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY 2,208	194	—	194
Sanofi SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 112	8,933	—	8,933
Santander Consumer USA, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	41	(1,149)	—	(1,149)
Santen Pharmaceutical Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (9,085)	(1,088)	—	(1,088)
Sartorius Stedim Biotech(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (33)	1,050	—	1,050
Sawai Pharmaceutical Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 15,820	(1,813)	—	(1,813)
Schlumberger Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(499)	28,370	—	28,370
Schroders PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (29)	(2,435)	—	(2,435)
Science Applications International Corp.(M)	–	Goldman Sachs International	10/17/19	61	3,448	—	3,448
Scientific Games International, Inc.(M)	1 Day USOIS -35 bps(M)	Goldman Sachs International	10/17/19	(176)	(2,100)	—	(2,100)
SCOR SE(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 16	271	—	271
Scotts Miracle-gro Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(143)	8,349	—	8,349
A138

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Seagate Technology PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	248	$ (4,486)	$—	$ (4,486)
Sealed Air Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(605)	(19,079)	—	(19,079)
Seattle Genetics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(48)	(11,965)	—	(11,965)
SEB SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (108)	4,168	—	4,168
SEEK Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (157)	(1,021)	—	(1,021)
Sega Sammy Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	JPY (5,677)	(633)	—	(633)
Sempra Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(372)	(17,391)	—	(17,391)
Sensient Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(17)	(462)	—	(462)
Service Corp. International(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	62	1,528	—	1,528
ServiceMaster Global Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	71	64	—	64
ServiceNow, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(18)	60	—	60
SES SA FDR(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (18)	(3,784)	—	(3,784)
Seven Bank Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (2,499)	(977)	—	(977)
Severn Trent PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 35	3,836	—	3,836
Sharp Corp.(M)	1 Day TOTNAT -75 bps(M)	Goldman Sachs International	10/17/19	JPY (13,165)	(924)	—	(924)
Sherwin-Williams Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(104)	(5,341)	—	(5,341)
Shikoku Electric Power Co.(M)	–	Goldman Sachs International	10/17/19	JPY (4,133)	(417)	—	(417)
Shimadzu Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (8,820)	(1,685)	—	(1,685)
A139

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Shimamura Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 17,241	$ 6,798	$—	$ 6,798
Shimano, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (42,552)	(12,985)	—	(12,985)
Shimizu Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 11,907	6,562	—	6,562
Shin-Etsu Chemical Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,266	425	—	425
Shinsei Bank Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY 13,473	9,316	—	9,316
Shionogi, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 19,104	6,409	—	6,409
Shiseido Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY (36,971)	(1,233)	—	(1,233)
Showa Denko KK(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 47,512	(3,089)	—	(3,089)
Signature Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(31)	188	—	188
Signet Jewelers Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(83)	(6,258)	—	(6,258)
Silgan Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	98	1,176	—	1,176
Sinclair Broadcast Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	43	(1,750)	—	(1,750)
Sirius XM Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(221)	1,229	—	1,229
Six Flags Entertainment Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(224)	24,064	—	24,064
SJM Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 280	(1,455)	—	(1,455)
Skechers U.S.A., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	460	17,228	—	17,228
Skyworks Solutions, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	377	(2,275)	—	(2,275)
Smartsheet, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(19)	2,468	—	2,468
A140

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
SMC Corp./Japan(M)	–	Goldman Sachs International	10/17/19	JPY (17,444)	$ (9,212)	$—	$ (9,212)
Smith (A.O.) Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(27)	769	—	769
Snap(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	141	3,817	—	3,817
Snap-on, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(46)	2,108	—	2,108
Societe Bic SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 25	1,667	—	1,667
Societe Generale SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 274	—	—	—
Sodexo SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 35	943	—	943
SoftBank Group (M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (37,311)	31,341	—	31,341
SoftBank Group Corp.(M)	1 Day TOTNAT -175 bps(M)	Goldman Sachs International	10/17/19	JPY (21,951)	6,412	—	6,412
Sojitz Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 37,663	(4,110)	—	(4,110)
Sompo Japan Insurance, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 6,735	375	—	375
Sonoco Products Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	85	1,859	—	1,859
Sony Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (11,693)	2,480	—	2,480
SONY Financial Holdongs, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (33,050)	261	—	261
Sosei Group Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 1,829	1,014	—	1,014
Sotheby’s(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(132)	(464)	—	(464)
South32 Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 324	(9,573)	—	(9,573)
Southwest Gas Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	31	550	—	550
A141

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Southwestern Energy Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	252	$(35,820)	$—	$(35,820)
Spectrum Brands Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	114	(9,687)	—	(9,687)
Spirax-Sarco Engineering PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (12)	472	—	472
Spirit AeroSystems Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	898	(11,539)	—	(11,539)
Splunk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(79)	(4,179)	—	(4,179)
Spotify Technology SA(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(48)	5,420	—	5,420
Sprouts Farmers Market, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	141	3,591	—	3,591
Square Enix Holdings Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY (16,730)	(34,632)	—	(34,632)
Square, Inc.(M)	–	Goldman Sachs International	10/17/19	(269)	(2,236)	—	(2,236)
SS&C Technologies, Inc.(M)	–	Goldman Sachs International	10/17/19	153	5,894	—	5,894
St. James’s Place PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (94)	(1,343)	—	(1,343)
Standard Chartered PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (207)	(9,661)	—	(9,661)
Standard Life Aberdeen PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (174)	(25,212)	—	(25,212)
State St. Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	74	6,370	—	6,370
State Street Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	81	1,316	—	1,316
Steel Dynamics, Inc.(M)	–	Goldman Sachs International	10/17/19	183	3,589	—	3,589
Stericycle, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(469)	(35,563)	—	(35,563)
Steris Corp.(M)	–	Goldman Sachs International	10/17/19	19	(104)	—	(104)
A142

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Sterling Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(117)	$ (764)	$—	$ (764)
Stryker Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	19	(76)	—	(76)
Subaru Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (9,723)	(2,854)	—	(2,854)
Suez SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 260	10,793	—	10,793
SUMCO Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 9,210	651	—	651
Sumisho Computer Systems Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,066	(352)	—	(352)
Sumitomo Chemical Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 11,107	—	—	—
Sumitomo Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 46,551	3,471	—	3,471
Sumitomo Heavy Industries Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 19,468	3,440	—	3,440
Sumitomo Metal Mining, Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (10,205)	(1,577)	—	(1,577)
Sumitomo Mitsui Banking Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 17,690	7,260	—	7,260
Sun Hung Kai Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 457	(714)	—	(714)
Suzuken Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY 19,985	2,913	—	2,913
Swire Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 157	(1,263)	—	(1,263)
Swiss Market Index Future(M)	–	Goldman Sachs International	10/17/19	CHF 5,486	43,708	—	43,708
Switch, Inc. (Class A)(M)	1 Day USOIS -50.3 bps(M)	Goldman Sachs International	10/17/19	(96)	1,452	—	1,452
Synaptics, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	28	1,302	—	1,302
Synchrony Financial(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	586	6,602	—	6,602
A143

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
SYNNEX Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	136	$ 31,406	$—	$ 31,406
Synopsys, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	196	(5,574)	—	(5,574)
Synovus Financial(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(175)	6,927	—	6,927
Sysmex Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (22,237)	(8,374)	—	(8,374)
T&D Holdings, Inc.(M)	1 Day TOTNAT -425 bps(M)	Goldman Sachs International	10/17/19	JPY (6,284)	(3,299)	—	(3,299)
Taiheiyo Cement Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 24,116	9,575	—	9,575
Taisei Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 21,060	14,234	—	14,234
Taisho Pharmaceutical Holdings Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY 1,494	703	—	703
Takeda Pharmaceutical Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (62,809)	721	—	721
Take-Two Interactive Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(17)	902	—	902
Tapestry, Inc.(M)	–	Goldman Sachs International	10/17/19	47	3,128	—	3,128
Targa Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(1,203)	(26,317)	—	(26,317)
Target Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	551	(5,312)	—	(5,312)
Tate & Lyle PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 84	2,038	—	2,038
Taylor Wimpey PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 272	26,602	—	26,602
TDK Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 7,432	2,812	—	2,812
TE Connectivity Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	173	(3,285)	—	(3,285)
Tech Data Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	543	574	—	574
A144

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Technicolor SA(M)	1 Day EONIA -175 bps(M)	Goldman Sachs International	10/17/19	EUR (16)	$ 213	$—	$ 213
Techtronic Industries Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD 17	3,904	—	3,904
Tegna, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	497	(14,606)	—	(14,606)
Teijin Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 14,155	7,325	—	7,325
Teledyne Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	306	9,918	—	9,918
Telefonica SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 455	26,490	—	26,490
Teleperformance SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (50)	(1,955)	—	(1,955)
Telephone & Data Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	172	(3,075)	—	(3,075)
Telstra Corp. Ltd.(M)	–	Goldman Sachs International	10/17/19	AUD 464	(7,825)	—	(7,825)
Tempur Sealy International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(290)	(8,787)	—	(8,787)
Tenet Healthcare Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(280)	6,367	—	6,367
Teradata Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(59)	4,079	—	4,079
Teradyne, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	141	1,255	—	1,255
Terumo Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (3,764)	(3,807)	—	(3,807)
Tesco PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (100)	(5,560)	—	(5,560)
Tesla, Inc.(M)	1 Day USOIS -34.1 bps(M)	Goldman Sachs International	10/17/19	(1,028)	(39,686)	—	(39,686)
Texas Capital Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(86)	(1,190)	—	(1,190)
Texas Instruments, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	350	5,896	—	5,896
A145

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Textron, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	212	$ 1,565	$—	$ 1,565
The Star Entertainment Group Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 49	1,355	—	1,355
Thermo Fisher Scientific, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	689	(1,768)	—	(1,768)
Thor Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(375)	(68,537)	—	(68,537)
Tiffany & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(168)	(2,480)	—	(2,480)
Timken Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	107	3,673	—	3,673
TJX Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	116	(1,977)	—	(1,977)
T-Mobile US, Inc.(M)	–	Goldman Sachs International	10/17/19	400	(1,821)	—	(1,821)
Toho Gas Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 1,608	407	—	407
Tohoku Electric Power Co.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 7,301	712	—	712
Tokyo Broadcasting System Television, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 2,922	456	—	456
Tokyo Electric Power Holdings, Inc.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 64,795	26,003	—	26,003
Tokyo Gas Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 55,696	19,080	—	19,080
Tokyu Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (3,045)	(1,850)	—	(1,850)
Toll Brothers, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	218	26,555	—	26,555
Toppan Printing Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 16,317	8,240	—	8,240
Tosoh Corp.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 26,226	5,738	—	5,738
Tostem Inax Holding Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (45,221)	(36,889)	—	(36,889)
A146

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
TOTAL SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 644	$ 23,641	$—	$ 23,641
Toto Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (40,582)	(10,002)	—	(10,002)
Toyo Seikan Kaisha Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY 16,842	6,992	—	6,992
Toyo Suisan Kaisha Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY 9,691	(1,526)	—	(1,526)
Toyota Industries Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (1,779)	(749)	—	(749)
Toyota Tsusho Corp. (M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 8,800	(809)	—	(809)
Transdigm Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(14)	(199)	—	(199)
Transocean Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(409)	75,362	—	75,362
TransUnion(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(117)	3,260	—	3,260
Travelers Companies, Inc.(M)	–	Goldman Sachs International	10/17/19	146	(529)	—	(529)
Treasury Wine Estates(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (366)	2,889	—	2,889
TreeHouse Foods, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(202)	437	—	437
Trex Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(408)	(7,545)	—	(7,545)
TRI Pointe Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	16	1,348	—	1,348
Trimble, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(49)	(731)	—	(731)
Trinity Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(162)	(4,923)	—	(4,923)
TripAdvisor, Inc.(M)	1 Month LIBOR(M)	Goldman Sachs International	10/17/19	473	(11,095)	—	(11,095)
Tsuruha Holdings, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (37,440)	(2,072)	—	(2,072)
A147

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Tui Group(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 26	$ 3,707	$—	$ 3,707
Twilio, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(258)	4,424	—	4,424
Twitter, Inc.(M)	–	Goldman Sachs International	10/17/19	722	(49,927)	—	(49,927)
Tyco International PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	183	4,260	—	4,260
Tyson Foods, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	348	10,735	—	10,735
Ubisoft Entertainment SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (215)	13,829	—	13,829
UGI Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	116	4,612	—	4,612
UMB Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(55)	(1,240)	—	(1,240)
Umpqua Holdings Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(38)	(792)	—	(792)
Under Armer, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(103)	1,427	—	1,427
Unicharm Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (14,874)	(4,775)	—	(4,775)
Union Pac Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(520)	12,966	—	12,966
United Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(157)	(498)	—	(498)
United Continental Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	598	7,393	—	7,393
United Parcel Service, Inc.(M)	–	Goldman Sachs International	10/17/19	(900)	13,609	—	13,609
United Rentals Ord Shs(M)	–	Goldman Sachs International	10/17/19	(81)	(2,615)	—	(2,615)
United States Cellular Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	105	(223)	—	(223)
United Tech Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	179	2,805	—	2,805
A148

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
United Therapeutics Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	202	$ (883)	$—	$ (883)
United Utilities Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 358	32,274	—	32,274
Univar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(541)	5,924	—	5,924
Universal Display Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(232)	47,398	—	47,398
Universal Health Services, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	321	(1,655)	—	(1,655)
Urban Outfitter, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	113	14,502	—	14,502
US Foods Holding Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	99	471	—	471
US Steel Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	131	(8,904)	—	(8,904)
Vail Resorts, Inc.(M)	–	Goldman Sachs International	10/17/19	(198)	4,862	—	4,862
Valeo SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (359)	1,702	—	1,702
Valero Energy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	248	18,271	—	18,271
Valley National Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(39)	(506)	—	(506)
Valmont Inds(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(29)	424	—	424
Valvoline, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(43)	212	—	212
Varian Medical Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	20	1,752	—	1,752
Veolia Environnement SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	EUR 185	11,655	—	11,655
VeriSign, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	289	(18,987)	—	(18,987)
Verisk Analytics, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	48	(622)	—	(622)
A149

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Verizon Communications, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	7/17/19	19	$ 32,887	$—	$ 32,887
Vertex Pharmaceuticals, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	128	(3,940)	—	(3,940)
VF Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	135	812	—	812
Viacom, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	461	(39,267)	—	(39,267)
ViaSat Inc(M)	1 Day USOIS -75 bps(M)	Goldman Sachs International	10/17/19	(232)	11,976	—	11,976
Virtu Financial, Inc. (Class A)(M)	–	Goldman Sachs International	10/17/19	(109)	17,428	—	17,428
Vishay Intertechnology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	280	(3,425)	—	(3,425)
Visteon Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(347)	3,125	—	3,125
Vistra Energy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	196	9,036	—	9,036
Vitasoy International Holdings Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (532)	11,164	—	11,164
Vivendi SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (257)	(1,116)	—	(1,116)
VMware, Inc. (Class A)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	323	5,740	—	5,740
Vodafone Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (106)	(5,448)	—	(5,448)
Voya Financial, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	46	2,252	—	2,252
Vulcan Materials Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(833)	(53,859)	—	(53,859)
Wabtec Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(602)	(12,661)	—	(12,661)
Walgreens Boots Alliance, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	388	508	—	508
Wal-Mart Stores, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	198	4,017	—	4,017
A150

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Walt Disney Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	75	$ (4,621)	$—	$ (4,621)
Waste Connections, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(75)	(1,816)	—	(1,816)
Waste Management, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	21	(217)	—	(217)
Watsco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(196)	(4,216)	—	(4,216)
Wayfair, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(52)	7,076	—	7,076
Webster Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(45)	429	—	429
Weight Watchers International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	309	39,826	—	39,826
Weir Group PLC (The)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (87)	6,961	—	6,961
Welcia Holdings Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (28,152)	3,773	—	3,773
Werner Enterprises, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	131	4,173	—	4,173
WESCO International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	25	42	—	42
Wesfarmers Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	10/17/19	AUD 72	159	—	159
West Japan Railway Co.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 9,213	(758)	—	(758)
West Pharmaceutical Services, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	30	(751)	—	(751)
Western Digital Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(826)	40,943	—	40,943
Wh Group(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 2,690	7,493	—	7,493
WH Smith PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 88	(2,180)	—	(2,180)
Wharf Holdings Ltd. (The)(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (903)	(409)	—	(409)
A151

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Wharf Real Estate Investment Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (1,104)	$ 4,311	$—	$ 4,311
Whirlpool Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(14)	(1,018)	—	(1,018)
Whiting Petroleum Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	116	(144)	—	(144)
William Hill PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	GBP 41	2,962	—	2,962
Williams Cos., Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(814)	20,438	—	20,438
Williams-Sonoma, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	286	4,879	—	4,879
Willis Towers Watson PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(328)	4,293	—	4,293
Wisconsin Energy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	(16)	(806)	—	(806)
WiseTech Gglobal Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (37)	(96)	—	(96)
WM Morrison Supmarket PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/17/19	GBP (13)	(1,068)	—	(1,068)
Woodward, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	405	3,787	—	3,787
Woolworths Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (67)	800	—	800
World Fuel Services Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	43	(810)	—	(810)
World Wrestling Entertainment, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(503)	(5,430)	—	(5,430)
Worldline SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/19	EUR (189)	9,329	—	9,329
WorleyParsons Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/17/19	AUD (114)	233	—	233
WPX Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	(156)	5,663	—	5,663
WR Grace & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(290)	13,496	—	13,496
A152

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
WW Grainger, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(197)	$ (7,762)	$—	$ (7,762)
Wynn Macau Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 269	(2,295)	—	(2,295)
Wynn Resorts Ltd.(M)	–	Goldman Sachs International	10/17/19	(79)	4,098	—	4,098
Xerox Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	339	(15,075)	—	(15,075)
Xilinx, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	205	(18,663)	—	(18,663)
Xinyi Glass Holdings Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/17/19	HKD (164)	(1,123)	—	(1,123)
XPO Logistics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(697)	29,631	—	29,631
Xylem, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(21)	(536)	—	(536)
Yahoo Japan Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (8,091)	(3,612)	—	(3,612)
Yakult Honsha Co., Ltd.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (12,600)	(777)	—	(777)
Yamada Denki Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 23,808	11,986	—	11,986
Yamaguchi Financial Group(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 6,256	5,275	—	5,275
Yamanouchi Pharmaceutical Co., Ltd.(M)	1 Month JPY LIBOR + 32.5 bps(M)	Goldman Sachs International	10/17/19	JPY 23,924	(717)	—	(717)
Yamato Holdings Co., Ltd.(M)	–	Goldman Sachs International	10/17/19	JPY (21,873)	26,349	—	26,349
Yaskawa Electric Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (72,765)	(20,102)	—	(20,102)
Yelp, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	38	1,757	—	1,757
Yokogawa Electric Corp.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (2,521)	(457)	—	(457)
Yue Yuen Industrial Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	10/17/19	HKD 713	(2,073)	—	(2,073)
A153

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Yum! Brands, Inc.(M)	–	Goldman Sachs International	10/17/19	(36)	$ 1,353	$ —	$ 1,353
Zayo Group Holdings, Inc.(M)	–	Goldman Sachs International	10/17/19	(1,036)	(3,065)	—	(3,065)
Zebra Technologies Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	55	2,667	—	2,667
Zendesk, Inc.(M)	–	Goldman Sachs International	10/17/19	(243)	8,787	—	8,787
Zillow Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(265)	8,839	—	8,839
Zions Bancorporation NA(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(52)	(2,651)	—	(2,651)
Zoetis, Inc. (Class A)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	10/17/19	205	(3,353)	—	(3,353)
ZOZO, Inc.(M)	1 Day TOTNAT -32.5 bps(M)	Goldman Sachs International	10/17/19	JPY (45,029)	(72,154)	—	(72,154)
Zscaler, Inc.(M)	–	Goldman Sachs International	10/17/19	(16)	953	—	953
Zynga, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/19	(68)	(947)	—	(947)
					$(641,765)	$6,677	$(648,442)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at September 30, 2019:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at September 30, 2019
BNP Paribas S.A.	(0.350)%	07/16/2019	$1,741,409	10/17/2019	$1,691,148
BNP Paribas S.A.	(0.350)%	07/16/2019	1,254,801	10/17/2019	1,218,585
UBS AG	0.860%	08/05/2019	929,983	11/07/2019	941,887
UBS AG	0.860%	08/05/2019	2,962,221	11/07/2019	3,000,136
			$6,888,414		$6,851,756
The aggregate value of Reverse Repurchase Agreements is $6,851,756. Sovereign bonds with a combined market value of $7,534,952 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2019.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A154